SPARTAN(registered trademark)


(registered trademark)
ARIZONA
MUNICIPAL
FUNDS


ANNUAL REPORT
AUGUST 31, 1995
CONTENTS



PRESIDENT'S MESSAGE                                3     Ned Johnson on investing
                                                         strategies.

SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

 PERFORMANCE                                       4     How the fund has done over time.

 FUND TALK                                         7     The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                10    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and the life of the fund.

 INVESTMENTS                                       11    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              15    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets, as well as financial
                                                         highlights.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

 PERFORMANCE                                       19    How the fund has done over time.

 FUND TALK                                         21    The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                23    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and the life of the fund.

 INVESTMENTS                                       24    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              28    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets, as well as financial
                                                         highlights.

NOTES                                              32    Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS                                        35    The auditors' opinion.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee. You can also look at the fund's income. If Fidelity had not reimbursed certain fund expenses during the period shown, the total return, dividend, and yield would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED AUGUST 31, 1995                             LIFE OF
                                                         FUND

Spartan Arizona Municipal Income                         11.73%

Lehman Brothers Municipal Bond Index                     n/a

Average Arizona Municipal Bond Fund                      n/a

Consumer Price Index                                     2.34%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case since the fund started on October 11, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund is a year old, you can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers (again, once it's a year old), you also will be able to compare it to the average Arizona municipal bond fund. Both benchmarks will include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. Average annual returns for the fund and its benchmarks will appear in the fund's next report.
$10,000 OVER LIFE OF FUND
              Spartan Arizona MunMunicipal Bond Ind
     10/31/94           10000.00          10000.00
     11/30/94            9820.11           9819.20
     12/31/94           10064.35          10035.32
     01/31/95           10414.23          10322.13
     02/28/95           10773.06          10622.30
     03/31/95           10866.46          10744.35
     04/30/95           10885.64          10757.03
     05/31/95           11219.72          11100.28
     06/30/95           11111.21          11003.16
     07/31/95           11215.14          11107.47
     08/31/95           11372.18          11248.31

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Arizona Municipal Income Portfolio on October 31, 1994, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $11,372 - a 13.72% increase on your initial investment. This assumes you still own the fund on August 31, 1995 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,248 - a 12.48% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            OCTOBER 11, 1994
            (COMMENCEMENT
            OF OPERATIONS) TO
            AUGUST 31,

            1995

Dividend return     5.34%

Capital appreciation
 return     6.39%

Total return     11.73%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1995            PAST          PAST 6         LIFE OF
                                         MONTH         MONTHS         FUND

Dividends per share                      4.76(cents)   28.92(cents)   50.36(cents)

Annualized dividend rate                 5.35%         5.46%          5.53%

30-day annualized yield                  5.31%         -              -

30-day annualized tax-equivalent yield   8.79%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.48 over the past month, $10.51 over the past six months and $10.22 over the life of fund, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.58% combined effective 1995 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. If the advisor had not reimbursed certain portfolio expenses during the period shown, the yield and tax-equivalent yield would have been 4.86% and 8.04%, respectively.
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The municipal bond market posted
strong returns for the 12 months
ended August 31, 1995. For the
12-month period, the Lehman
Brothers Municipal Bond Index - a
broad measure of the tax-free
market - had a total return of
8.87%. By comparison, the
Lehman Brothers Aggregate Bond
Index - a proxy of
investment-grade taxable bonds -
returned 11.30%. A strong rally
starting in November 1994 helped
municipal bonds recover from the
effects of the sharply rising interest
rate environment seen through
much of 1994. A relatively tame
inflationary environment coupled
with indications of a slowing
economy encouraged bond
investors, helping to push interest
rates down throughout the period.
In addition, the Federal Reserve
Board - seeking to prevent the
economy from going into recession
- eased formerly tight credit
conditions by lowering the fed funds
rate - the rate banks charge each
other for overnight loans - by 0.25%
on July 6 to 5.75%. Performance
among taxable and tax-free issues
was not uniform during the period.
While municipal bonds performed
better than comparable Treasury
issues in the first quarter of 1995, this trend reversed later in the year.
Ongoing concerns related to the
bankruptcy of Orange County,
California, and the threat of tax
reform dampened investor interest,
causing muni prices to compress
relative to taxable issues. The rally
rekindled at the end of August, aided
by a tightening supply of municipal
debt securities.
NOTE TO SHAREHOLDERS: On October 1, 1995, Jonathan Short (right photo) became portfolio manager of Spartan Arizona Municipal Income Portfolio. The following is an interview with Maureen Newman - who managed the fund during the period covered by this report - with some comments from Jon Short on what's ahead for the fund and his outlook for the Arizona economy.
Q. HOW DID THE FUND PERFORM, MAUREEN?
M.N. The municipal bond market has enjoyed a fairly significant rally in 1995 and the fund's performance reflects that. But since the fund has been operating for less than a full year, any comparison of its performance with other funds of its type would be misleading. That said, from the start of its operations on October 11, 1994, through August 31, 1995, the fund returned 11.73%.
Q. HOW DID YOU ALTER YOUR STRATEGY TO TAKE ADVANTAGE OF DECLINING INTEREST RATES DURING THE PAST SIX MONTHS?
M.N. Up until the early summer, the yield curve - which measures the yields on bonds with various maturities - flattened. As the yield curve flattens, investors usually aren't rewarded with much additional yield for buying bonds with longer-term maturities. So as the yield curve flattening occurred, I moved more of the fund's investments out of longer-term bonds with maturities of 20 years or more, and into intermediate bonds with maturities between 10 and 15 years. But by mid-summer, the yield curve began to steepen once again, and investors again were rewarded with enough additional yield to warrant buying longer-term bonds. At that point, I began buying some bonds with maturities of 15 to 20 years.
Q. WHAT WERE SOME OF THE BEST PERFORMING BONDS DURING THE PAST SIX MONTHS? M.N. Uninsured bonds issued by Maricopa County - which accounted for 3.5% of the fund's investments at the end of the period - performed quite well. As you may remember, the credit quality of these bonds was downgraded to lower-investment grade last year because of some of the fiscal problems the county was experiencing. I purchased these bonds after the downgrade when they were relatively cheap. But the county has brought in new management and done some cost cutting and, as a result, the price of Maricopa County bonds have risen. In addition, insured bonds performed very well during the period. The prices of insured bonds tend to move up quickly during market rallies. Also, heightened concerns about credit quality caused increased demand for high-quality bonds.
Q. WHAT OTHER CHANGES DID YOU MAKE TO YOUR STRATEGY?
M.N. One of the more noticeable changes was that I reduced the fund's stake in bonds with non-investment grade ratings of Ba or B, as rated by Moody's Investor Service. Over the past six months the spread - or the difference-between the yields offered by bonds of various credit qualities became tighter, or smaller. So I sold many of the fund's below-investment grade bonds and replaced them with investment-grade bonds. Tight spreads meant that I didn't have to sacrifice much yield while I was improving the overall credit quality of the fund. For example, I sold the fund's below-investment grade electric utility bonds, which also explains why the fund had a smaller stake in the electric utility sector bonds at the end of the period than six months ago.
Q. WHY DID YOU DECREASE THE FUND'S STAKE IN BONDS ISSUED BY GUAM AND PUERTO
RICO?
M.N. I sold some of these territorial bonds in order to take advantage of opportunities to buy Arizona securities. For example, I recently added some bonds issued by Arizona State University and the University of Arizona, which are very strong credits, in my view. The fund's stake in territorial bonds was about 15% of investments at the end of the period, down from 26.5% six months ago. As territories of the United States, Guam and Puerto Rico may issue municipal bonds free from local, state and federal income taxes in all 50 states. I continue to hold many of these territorial bonds because their tax-exempt status makes demand for them very strong, which could result in superior returns.
Q. TURNING TO YOU JON, WHAT'S AHEAD FOR THE FUND?
J.S. Maureen and I share similar investment strategies and philosophy. For that reason, most of the changes I'll make to the fund probably will be the result of market opportunities and conditions, as opposed to some departure in strategy. That said, I think that it is important for shareholders to realize that over the past six months, the municipal bond market has enjoyed extremely strong performance, and it wouldn't be all that surprising if the market paused to catch its breath soon. If this is the case, the fund's returns are likely to be more dependent on income than on price appreciation.

FUND FACTS
GOAL: high current tax-free
income for Arizona residents
START DATE: October 11, 1994
SIZE: as of August 31, 1995,
more than $13 million
MANAGER: Jonathan Short, as
of October 1, 1995; manager,

Fidelity California Tax-Free
High Yield, Fidelity California
Tax-Free Insured, Spartan
California Municipal High
Yield and Spartan California
Intermediate Municipal
portfolios, since March 1995;
Fidelity Minnesota Tax-Free
Fund, as of October 1, 1995;
joined Fidelity in 1990.
(checkmark)


JON SHORT ON HIS OUTLOOK
FOR THE ARIZONA MUNICIPAL
MARKET:
"Arizona's economy and
fiscal health are two
important factors that will
affect the credit quality of
municipal bonds issued in
the state. I think the state's
economic and fiscal status
are quite healthy and should
continue to be so over the
near term. One reason for
the state's economic
strength is that it is broadly
diversified among the
service, industrial and
tourism sectors. That helps
to insulate it from a downturn
in any one sector. The
state's fiscal position is quite
strong as well. During the
past six months, the
legislature passed a
reduction in income tax
rates, but I don't expect any
further reductions in the
foreseeable future, and
Arizona tax-free bonds
continue to offer attractive
after-tax income for
investors."
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1995
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   34.0           29.7

Electric Revenue     23.4           25.1

Water & Sewer        13.1           11.7

Special Tax          8.2            5.8

Transportation       6.2            5.8

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years   12.5   14.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   7.7   7.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Aaa 40.6%
Aa, A 39.2%
Baa 16.4%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 3.8%
Aaa 39.2%
Aa, A 27.3%
Baa 23.9%
Ba, B 3.3%
Non-rated 1.6%
Short-term
investments 4.7%
Row: 1, Col: 1, Value: 40.6
Row: 1, Col: 2, Value: 39.2
Row: 1, Col: 3, Value: 16.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 3.8
Row: 1, Col: 1, Value: 39.2
Row: 1, Col: 2, Value: 27.3
Row: 1, Col: 3, Value: 23.9
Row: 1, Col: 4, Value: 3.3
Row: 1, Col: 5, Value: 1.6
Row: 1, Col: 6, Value: 4.7
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

INVESTMENTS AUGUST 31, 1995
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 96.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ARIZONA - 81.1%
Arizona Pwr. Auth. Pwr. Resources Rev. Rfdg.
(Hoover Uprating Proj.) 5.25% 10/1/17
(MBIA Insured)  Aaa $ 100,000 $ 92,000
Arizona Trans. Board Excise Tax Rev.
(Maricopa County Reg'l. Area Road)
Series A, 5.75% 7/1/05 (AMBAC Insured)  Aaa  400,000  425,500
Arizona Trans. Board Hwy. Rev. Rfdg.
5.25% 7/1/09  Aa  300,000  292,875
Arizona State Univ. Rev. Rfdg. 6% 7/1/07  A1  500,000  533,125
Central Arizona Wtr. Conservation Dist.
Contract Rev. (Central Arizona Proj.):
  Rfdg. Series A, 5.50% 11/1/10  A1  100,000  98,375
  7.30% 11/1/01  A1  350,000  398,125
Cochise Union School Dist. #68 (Sierra Vista)
Series B, 9% 7/1/02 (FGIC Insured)  Aaa  200,000  248,000
Glendale Ind. Dev. Auth. Edl. Facs. Rev. Rfdg.
(American Graduate School Int'l.)
6.55% 7/1/06  AAA  150,000  165,375
Maricopa County Cfts. of Prtn. 5.625%
6/1/00  Baa  450,000  459,563
Maricopa County Gen. Oblig. Rev. Rfdg.
6.25% 7/1/02 (FGIC Insured)  Aaa  200,000  219,250
Maricopa County School Dist. #1 Rfdg.
(Phoenix Elementary) Second Series, 0%
7/1/05 (MBIA Insured)  Aaa  500,000  298,750
Maricopa County School Dist. #3 Rfdg.
(Temple Elementary) 0% 7/1/08
(AMBAC Insured)  Aaa  500,000  247,500
Maricopa County School Dist. #28 Rfdg.
(Kyrene Elementary) Series C, 0% 1/1/07
(FGIC Insured)  Aaa  500,000  271,875
Maricopa County Unified School Dist. #41
Rfdg. (Gilbert) 0% 1/1/06 (FGIC Insured)  Aaa  300,000  174,000
Maricopa County Unified School Dist. #69
Rfdg. (Paradise Valley Board) Second Series,
5% 7/1/08 (AMBAC Insured)  Aaa  300,000  294,000
Maricopa County Unified School Dist. #80
(Chandler) 6.60% 7/1/06 (FGIC Insured)  Aaa  400,000  452,500
Mesa Gen. Oblig. Rev. Rfdg. 5.70% 7/1/03
(FGIC Insured)  Aaa  250,000  266,875
Peoria Gen. Oblig. Rev. (1990 & 1994 Proj.)
Series A:
  5% 7/1/14 (AMBAC Insured)  Aaa  365,000  332,606
  5% 7/1/15 (AMBAC Insured)  Aaa  390,000  351,975
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.
(Jr. Lien) 5.45% 7/1/19  A1  500,000  465,000
Phoenix Street & Hwy. User Rev. Rfdg.
(Jr. Lien) 6.25% 7/1/11 (MBIA Insured)  Aaa  250,000  261,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Pima County Swr. Rev. Rfdg., Series A, 5%
7/1/15 (FGIC Insured)  Aaa $ 400,000 $ 357,500
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec.
Sys. Rev. Rfdg.:
  Series A, 5.75% 1/1/07  Aa  300,000  313,500
  Series B, 6.50% 1/1/04  Aa  400,000  445,500
  Series C, 5% 1/1/13  Aa  150,000  137,625
  Series C, 4.75% 1/1/17  Aa  100,000  86,125
Scottsdale Gen. Oblig. Rev. Rfdg.:
 Series C, 6.375% 7/1/01  Aa1  250,000  274,063
 5.50% 7/1/09  Aa1  100,000  100,125
Scottsdale Street & Hwy. User Rev. Rfdg.
5.50% 7/1/07  A1  800,000  811,000
Tempe Union High School Dist. #213
Rfdg. & Impt., 7% 7/1/08 (FGIC Insured)  Aaa  310,000  359,987
Tucson Gen. Oblig. Rev. Rfdg.:
 7.50% 7/1/01  A1  300,000  344,250
 6.75% 7/1/03 (FGIC Insured)  Aaa  200,000  226,250
Tucson Wtr. Rev. Rfdg.:
 Series A, 5.75% 7/1/18  A1  200,000  194,250
 6.50% 7/1/16  A1  200,000  208,750
Univ. of Arizona Rev. Rfdg. (Univ. Rev. Sys.)
6.375% 6/1/05  A1  400,000  434,500
   10,642,569
PUERTO RICO - 11.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Hwy. Rev. 5.50% 7/1/17  Baa1  100,000  93,500
Puerto Rico Commonwealth Pub. Impt. Gen.
Oblig. Rev. 6.80% 7/1/21
(Pre-Refunded to 7/1/02 @ 101.5) (d)  AAA  250,000  286,250
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
 Rfdg. Series N, 5% 7/1/12  Baa1  150,000  135,750
 Rfdg. Series S, 7% 7/1/07  Baa1  500,000  565,000
 Series O, 5% 7/1/12  Baa1  450,000  407,250
   1,487,750
GUAM - 3.8%
Guam Pwr. Auth. Rev. Series A, 6.30%
10/1/22  BBB  500,000  493,750
TOTAL MUNICIPAL BONDS
(Cost $12,177,177)   12,624,069
MUNICIPAL NOTES (A) - 3.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ARIZONA - 3.8%
Apache County Ind. Dev. Auth. Rev.
(Tucson Elec. Pwr. Co.) Series 1981 B, 3.70%,
LOC Mitsubishi Bank Ltd., VRDN  VMIG 1 $ 200,000 $ 200,000
Maricopa Poll. Cont. Rev. (Arizona Pub. Svcs.)
Series 1994 B, 3.50%,
LOC Morgan Guaranty Trust Co., VRDN  P-1  200,000  200,000
Yuma Ind. Dev. Auth. Ind. Rev. (Ardco, Inc.
Proj.) 3.80%, LOC Bank of Montreal,
Harris Trust & Savings Bank, VRDN (b)  A-1+  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $500,000)   500,000
TOTAL INVESTMENTS - 100%
(Cost $12,677,177)  $ 13,124,069
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
1 Muni. Bond Contract   Sep. 1995 $ 114,438 $ 2,835
2 Muni. Bond Contracts   Dec. 1995  226,750  (143)
TOTAL FUTURES CONTRACTS  $ 2,692
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.3% AAA, AA, A 88.9%
Baa 12.7% BBB  7.3%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   34.0%
Electric Revenue   23.4
Water & Sewer   13.1
Others
 (individually less than 10%)   29.5
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $12,677,177. Net unrealized appreciation aggregated $446,892, of which $468,711 related to appreciated investment securities and $21,819 related to depreciated investment securities.
The fund hereby designates $9,897 as a capital gain dividend for the purpose of the dividend paid deduction.
SPARTAN ARIZONA MUNICIPAL INCOME PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

1.ASSETS                                                       2.         3.

4.Investment in securities, at value (cost $12,677,177) -      5.         $ 13,124,069
See accompanying schedule

6.Receivable for investments sold                              7.          212,567

8.Interest receivable                                          9.          143,604

10.Receivable for daily variation on futures contracts         11.         1,057

12.Receivable from investment adviser for expense              13.         4,904
reductions

14. 15.TOTAL ASSETS                                            16.         13,486,201

17.LIABILITIES                                                 18.        19.

20.Payable to custodian bank                                   $ 24,107   21.

22.Distributions payable                                        8,486     23.

24.Accrued management fee                                       5,993     25.

26. 27.TOTAL LIABILITIES                                       28.         38,586

29.30.NET ASSETS                                               31.        $ 13,447,615

32.Net Assets consist of:                                      33.        34.

35.Paid in capital                                             36.        $ 12,883,511

37.Accumulated undistributed net realized gain (loss)          38.         114,520
on investments

39.Net unrealized appreciation (depreciation)                  40.         449,584
on investments

41.42.NET ASSETS, for 1,263,896 shares outstanding             43.        $ 13,447,615

44.45.NET ASSET VALUE, offering price and redemption           46.         $10.64
price per share ($13,447,615 (divided by) 1,263,896 shares)


STATEMENT OF OPERATIONS

 OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995

47.48.INTEREST INCOME                                                49.         $ 381,171

50.EXPENSES                                                          51.         52.

53.Management fee                                                    $ 37,388    54.

55.Non-interested trustees' compensation                              50         56.

57. Total expenses before reductions                                  37,438     58.

59. Expense reductions                                                (33,511)    3,927

60.61.NET INTEREST INCOME                                            62.          377,244

63.REALIZED AND UNREALIZED GAIN (LOSS)                               65.         66.
64.Net realized gain (loss) on:

67. Investment securities                                             100,718    68.

69. Futures contracts                                                 13,802      114,520

70.Change in net unrealized appreciation (depreciation)              71.         72.
on:

73. Investment securities                                             446,892    74.

75. Futures contracts                                                 2,692       449,584

76.77.NET GAIN (LOSS)                                                78.          564,104

79.80.NET INCREASE (DECREASE) IN NET ASSETS                          81.         $ 941,348
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                               OCTOBER 11, 1994
                                                               (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                               AUGUST 31, 1995

82.INCREASE (DECREASE) IN NET ASSETS

83.Operations                                                  $ 377,244
Net interest income

84. Net realized gain (loss)                                    114,520

85. Change in net unrealized appreciation (depreciation)        449,584

86. 87.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM     941,348
OPERATIONS

88.Distributions to shareholders from net interest income       (377,244)

89.Share transactions                                           17,301,630
Net proceeds from sales of shares

90. Reinvestment of distributions from net interest income      317,012

91. Cost of shares redeemed                                     (4,737,604)

92. Redemption fees                                             2,473

93.94.                                                          12,883,511
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE
TRANSACTIONS

95.  96.TOTAL INCREASE (DECREASE) IN NET ASSETS                 13,447,615

97.NET ASSETS                                                  98.

99. Beginning of period                                         -

100. End of period                                             $ 13,447,615

101.OTHER INFORMATION                                          103.
102.Shares

104. Sold                                                       1,696,864

105. Issued in reinvestment of distributions                    30,535

106. Redeemed                                                   (463,503)

107. Net increase (decrease)                                    1,263,896


FINANCIAL HIGHLIGHTS

108.                                                                     OCTOBER 11, 199
                                                                         4
                                                                         (COMMENCEMEN
                                                                         T
                                                                         OF OPERATIONS) TO
                                                                         AUGUST 31, 1995

109.SELECTED PER-SHARE DATA

110.Net asset value, beginning of period                                 $ 10.000

111.Income from Investment Operations                                     .504
Net interest income

112. Net realized and unrealized gain (loss)                              .637

113. Total from investment operations                                     1.141

114.Less Distributions                                                    (.504)
From net interest income

115.Redemption fees added to paid in capital                              .003

116.Net asset value, end of period                                       $ 10.640

117.TOTAL RETURN B                                                        11.74%

118.RATIOS AND SUPPLEMENTAL DATA

119.Net assets, end of period (000 omitted)                              $ 13,448

120.Ratio of expenses to average net assets                               .06%A

121.Ratio of expenses to average net assets before expense reductions     .55%A

122.Ratio of net interest income to average net assets                    5.54%A

123.Portfolio turnover rate                                               56%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN. SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS.
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
If Fidelity had not reimbursed certain fund expenses during the period shown, the total return and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED AUGUST 31, 1995                               LIFE OF
                                                           FUND

Spartan Arizona Municipal Money Market                     3.43%

Average All Tax-Free Money Market Fun                      2.79%
d

Consumer Price Index                                       2.34%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case since the fund started on October 12, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average all tax-free money market fund, which reflects the performance of 391 all tax-free money market funds with similar objectives tracked by IBC/Donoghue during the period covered by this report. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. Average annual returns for the fund and its benchmarks will appear in the fund's next report.
YIELDS

                                                            11/28/94   2/27/95   5/29/95   8/28/95



Spartan Arizona Municipal Money Marke                       3.76%      4.15%     4.10%     3.71%
t



If Fidelity had not reimbursed certain                      3.26%      3.65%     3.70%     3.31%
fund expenses



Average All Tax-Free Money Market Fund                      3.10%      3.48%     3.61%     3.21%



Spartan Arizona Municipal Money                             6.22%      6.87%     6.79%     6.14%
Market - Tax-equivalent



If Fidelity had not reimbursed certain                      5.40%      6.04%     6.12%     5.48%
fund expenses



Spartan Arizona
Municipal Money
Market
Average
All Tax-Free
Money Market
Fund
Row: 1, Col: 1, Value: 3.76
Row: 1, Col: 2, Value: 3.1
Row: 2, Col: 1, Value: 4.149999999999999
Row: 2, Col: 2, Value: 3.48
Row: 3, Col: 1, Value: 4.1
Row: 3, Col: 2, Value: 3.61
Row: 4, Col: 1, Value: 3.71
Row: 4, Col: 2, Value: 3.21
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals. You can compare these yields to the average all tax-free money market fund. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1995 federal and state income tax rate of 39.58%. Figures for the average all tax-free money market fund are from IBC/Donoghue. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio
Manager of Spartan Arizona
Municipal Money Market Portfolio
Q. SCOTT, WHAT KIND OF AN INVESTMENT CLIMATE HAVE YOU BEEN OPERATING IN FOR THE PAST YEAR?
A. We've seen both sides of Federal Reserve policy since the fund began operating last October - tightening and easing. Last fall, the Fed was still concerned with slowing down the pace of economic growth and preventing an outbreak of inflation. There already had been five increases during 1994 in the federal funds rate - the interest rate banks charge each other for overnight loans - and two more would follow: a three-quarter-point increase in November 1994 and a one-half-point increase in February 1995. That brought the federal funds rate to an even 6%, exactly double the rate of a year earlier. By that time, evidence of an economic slowdown was accumulating, confirmed with the release of the first-quarter growth rate in the gross domestic product, which came in at a modest 2.7% compared to 5.1% during the fourth quarter of 1994. Hoping to achieve its so-called soft landing for the economy, the Fed retreated to the sidelines. But as growth slowed even further in the second quarter, the Fed shifted into an easing mode, trimming one-quarter percentage point off the federal funds rate in July.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. After the startup period, the fund's average maturity settled in at around 30 days in January. Six months ago, at the end of February, it was 35 days. I kept it between 30 and 40 days throughout the spring and early summer; although rates were declining then, supplies were limited and what few longer-term fixed rate securities were available were often what I considered too expensive. Then, as we entered the summer borrowing season, and more new issues entered the market, I moved to extend the fund's average maturity toward a target of about 60 days. That number has since varied, sometimes dramatically, as securities have matured and been replaced, but my target has remained the same. On August 31, 1995, the fund's average maturity was 60 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1995, was 3.72%, compared to 4.15% on February 28, 1995. The latest yield was the equivalent of a taxable yield of 6.16% for investors in the 39.58% combined state and federal tax bracket. The fund's total return for the life of the fund, beginning October 12, 1994, was 3.43%. That beat the total return of 2.79% during the same period for the average all tax-free money market fund, according to IBC/Donoghue.
Q. WHAT'S THE OUTLOOK?
A. I believe the next Fed move will be another rate cut; the question is when. The second quarter growth rate in the economy was only 1.1% - less than the first-quarter growth rate and well below the Fed's target rate of 2.5%. Given that, coupled with benign inflationary pressures, the Fed may feel compelled to act sooner rather than later. On the other hand, the economy has been showing some mixed signs of strength today, suggesting the Fed may hold off for awhile, possibly until after the first of the year. With all the uncertainty, now is probably not the time to aggressively extend the fund's average maturity. Instead, I'll probably aim to preserve some flexibility by staying within a range of 50-60 days.

FUND FACTS
GOAL: high current tax-free
income for Arizona residents
while maintaining a stable $1
share price
START DATE: October 12, 1994
SIZE: as of August 31, 1995,
more than $52 million
MANAGER: Scott Orr, since
1994; manager, Spartan
Municipal Money Market
Portfolio, since June 1995;
also manager of various
institutional money market
portfolios; joined Fidelity in
1989.
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS              % OF FUND ASSETS   % OF FUND ASSETS
                  8/31/95            2/28/95

0 - 30             64                 68

31 - 90            19                 23

91 - 180           5                  5

181 - 397          12                 4

WEIGHTED AVERAGE MATURITY
                               8/31/95   2/28/95

Spartan Arizona
Municipal Money Market         60 days   35 days

Average All Tax-Free
Money Market Fund*             53 days   39 days

ASSET ALLOCATION
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995

Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 31.0
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 14.0
Row: 1, Col: 1, Value: 64.0
Row: 1, Col: 2, Value: 26.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.0
Variable rate
demand notes
(VRDNs) 50%
Commercial
paper 31%
Tender bonds 1%
Municipal
notes 4%
Other 14%
Variable rate
demand notes
(VRDNs) 64%
Commercial
paper 26%
Tender bonds 0%
Municipal
notes 0%
Other 10%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENTS AUGUST 31, 1995
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - 90.7%
Apache County Ind. Dev. Auth. Rev. (Tucson Elec.
Pwr. Co. - Springerville Proj.) Series1983 B, 3.70%,
LOC Bank of New York, VRDN  $ 200,000 $ 200,000
Arizona Ctfs. of Prtn. Series A,
4.10% 11/1/95 (AMBAC Insured)   445,000  444,890
Arizona Ed. Loan Mktg. Corp., VRDN: (b)
 Series 1990 A, 3.75% (MBIA Insured) BPA Fuji Bank   750,000  750,000
 Series 1991 A, 3.75%, LOC Dresdner Bank   200,000  200,000
Arizona Health Facs. Auth. Hosp. Sys. Rev. Bonds
(Samaritan Health Svcs.) 5.30% 12/1/95
(MBIA Insured)   1,000,000  1,001,311
Arizona Health Facs. Auth. Rev., VRDN:
 (Samcor 1986 Loan Pool-Samaritan Health Care)
 3.60% (FGIC Insured) BPA Chemical Bank   900,000  900,000
 (Voluntary Hosp. Federation Pooled Loan Prog.):
  Series 1985 A, 3.60% (FGIC Insured)
  (Liquidity Facility Citibank)   225,000  225,000
  Series 1985 B, 3.60% (FGIC Insured)
  (Liquidity Facility Citibank)   200,000  200,000
Chandler Ind. Dev. Auth. Multi-Family Hsg. Rev. Rfdg.
(Southpark Apts.) 3.55%, LOC Citibank, VRDN   650,000  650,000
Cochise County Poll. Cont. Rev. Solid Waste Rev. Bonds
(Arizona Elec. Pwr. Coop) 4.45%, tender 9/1/95 (b)   800,000  800,000
Coconino County Poll. Cont. Corp. Poll. Cont. Rev.
(Arizona Pub. Svc. Co.-Navajo Proj.)
Series 1994 A, 3.70%, LOC Bank of America Nat'l.
Trust & Savings, VRDN (b)   200,000  200,000
Maricopa County Gen. Oblig. Rfdg. Bonds Series 1995,
5% 7/1/96 (AMBAC Insured)   800,000  808,076
Maricopa County Ind. Dev. Auth. Multi-Family Hsg. Auth.
Rev., VRDN: (b)
  (Privado Park Apt. Proj.) Series 1994 A, 3.70%,
  LOC Bank One Arizona   1,300,000  1,300,000
  (Shadow Creek Apt. Proj.) Series 1994 C, 3.70%,
  LOC Bank One Arizona   500,000  500,000
Maricopa County Poll. Cont. Rev. Bonds
(Southern California Edison Co.):
  Series 1985 D:
   3.60%, tender 9/12/95   400,000  400,000
   3.90%, tender 11/10/95   500,000  500,000
  Series 1985 E:
   3.65%, tender 9/11/95   1,000,000  1,000,000
   3.60%, tender 9/25/95   900,000  900,000
   3.65%, tender 10/16/95   750,000  750,000
  Series 1985 F, 3.70%, tender 10/10/95   300,000  300,000
Maricopa County Washington Elementary School Dist. #6
Bonds Series 1995 C, 7.80% 7/1/96
(MBIA Insured) (c)   500,000  515,325
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 E: (b)
   3.25%, tender 9/12/95  $ 300,000 $ 300,000
   4.25%, tender 9/12/95   1,000,000  1,000,000
   3.75%, tender 10/17/95   2,000,000  2,000,000
Phoenix Civic Improvement Corp. Arpt. Impt. Rev.
Series 1995, 3.70%, LOC Landesbank Hessen,
VRDN (b)   2,000,000  2,000,000
Phoenix Gen. Oblig. Rev. Series 1995-1, 3.55%
BPA Morgan Guaranty Trust Co., VRDN   400,000  400,000
Phoenix Gen. Oblig. Rfdg. Bonds Series 1992 B,
5.05% 7/1/96   1,000,000  1,011,290
Phoenix Ind. Dev. Board Auth. Multi-Family Hsg. Rev., VRDN:
 (Bell Square Apt. Proj.) Series 1995, 3.80%,
 LOC General Electric Capital Corp.   2,000,000  2,000,000
 (Lynwood Apt. Proj.) Series 1994, 3.60%, LOC FHLB   900,000  900,000
 (Paradise Lakes Apt. Proj.) Series 1995, 3.80%,
 LOC General Electric Capital Corp.   500,000  500,000
 (Ventana Palms Apt.) Series 1994, 3.80%,
 LOC First Interstate Bank of California (b)   2,600,000  2,600,000
Pima County Ind. Dev. Auth. Multi-Family Rev.
(Quail Ridge Apt.-B) 3.70%, LOC Bank One,
VRDN (b)   1,400,000  1,400,000
Pinal County Ind. Dev. Auth. Ind. Dev. Rev.
(Sunbelt Refining Co. LP Proj.) Series 1988, 3.65%,
LOC Bankers Trust Co., VRDN (b)   4,000,000  4,000,000
Pinal County Ind. Dev. Poll. Cont. Rev.
(Magna Copper Co. Proj.) Series 1984, 3.55%,
LOC Nat'l. Westminster Bank PLC, VRDN   4,800,000  4,800,000
Salt River Proj. Agricultural Impt. & Pwr. Dist., CP:
 3.35% 9/11/95   1,000,000  1,000,000
 3.75% 11/9/95   1,100,000  1,100,000
 3.85% 11/10/95   800,000  800,000
 3.85% 11/14/95   1,600,000  1,600,000
Salt River Proj. Agricultural Impt. & Pwr. Dist. Elec. Sys. Rev.
Series C, 7.125% 1/1/96   1,000,000  1,028,829
Tempe Excise Tax Rev. Bonds Series 1995, 4.20%
1/1/96   500,000  500,000
Tempe Ind. Dev. Auth. Rev. (Schreiber Foods, Inc.)
Series 1990, 3.80%, LOC Bank of Tokyo, VRDN (b)   300,000  300,000
Tempe Union High School Dist. #213 TAN 4.45%
7/31/96   2,000,000  2,007,926
Tucson Gen. Oblig. Rev. Series 1984 B, 7.80%
7/1/96   1,000,000  1,050,784
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Freedom Park Apts. Proj.) Series 1989 A, 3.75%,
 LOC Sumitomo Bank Ltd.   1,084,000  1,084,000
 (Lincoln Garden Proj.) 3.80%, LOC Sumitomo Bank Ltd.   300,000  300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993: (b)
   4.25%, tender 9/8/95  $ 600,000 $ 600,000
   4.25%, tender 9/11/95   400,000  400,000
   3.90%, tender 11/7/95   500,000  500,000
Yuma Ind. Dev. Auth. Ind. Rev., VRDN: (b)
 (Ardco Inc. Proj.) 3.80%,
 LOC Harris Trust & Savings Bank   900,000  900,000
 (Buchbinder Proj.) Series 1995, 3.80%,
 LOC Harris Trust & Savings Bank   1,225,000  1,225,000
   49,852,431
PUERTO RICO - 9.3%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg. Bonds
Series W, 4.25% 7/1/96 (c)   1,500,000  1,504,171
Puerto Rico Gov't. Dev. Bank, CP:
 3.50% 9/7/95   1,000,000  1,000,000
 3.50% 10/10/95   1,000,000  1,000,000
 3.50% 10/11/95   1,000,000  1,000,000
 3.80% 11/8/95   600,000  600,000
   5,104,171
TOTAL INVESTMENTS - 100%  $ 54,956,602
Total Cost for Income Tax Purposes  $ 54,956,841

SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
SPARTAN ARIZONA MUNICIPAL MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

124.ASSETS                                               125.          126.

127.Investment in securities, at value - See             128.          $ 54,956,602
accompanying schedule

129.Cash                                                 130.           15,616


131.Receivable for investments sold                      132.           300,537

133.Interest receivable                                  134.           293,950

135. 136.TOTAL ASSETS                                    137.           55,566,705

138.LIABILITIES                                          139.          140.

141.Payable for investments purchased:                   $ 2,025,643   142.
Delayed delivery

143.Share transactions in process                         969,857      144.

145.Distributions payable                                 233          146.

147.Accrued management fee                                5,117        148.

149. 150.TOTAL LIABILITIES                               151.           3,000,850

152.153.NET ASSETS                                       154.          $ 52,565,855

155.Net Assets consist of:                               156.          157.

158.Paid in capital                                      159.          $ 52,565,652

160.Accumulated net realized gain (loss) on              161.           (12)
investments

162.Unrealized gain from accretion of market discount    163.           215

164.165.NET ASSETS, for 52,565,652 shares                166.          $ 52,565,855
outstanding

167.168.NET ASSET VALUE, offering price and              169.           $1.00
redemption price per share ($52,565,855 (divided by)
52,565,652 shares)


STATEMENT OF OPERATIONS

 OCTOBER 12, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995

170.171.INTEREST INCOME                                              172.         $ 1,000,415

173.EXPENSES                                                         174.         175.

176.Management fee                                                   $ 125,670    177.

178.Non-interested trustees' compensation                             200         179.

180. Total expenses before reductions                                 125,870     181.

182. Expense reductions                                               (110,107)    15,763

183.184.NET INTEREST INCOME                                          185.          984,652

186.REALIZED AND UNREALIZED GAIN (LOSS)                              188.          (12)
187.Net realized gain (loss) on investment securities

189.Increase (decrease) in net unrealized gain from                  190.          215
accretion of market discount

191.192.NET GAIN (LOSS)                                              193.          203

194.195.NET INCREASE IN NET ASSETS RESULTING FROM                    196.         $ 984,855
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                     OCTOBER 12, 1994
                                                                     (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                     AUGUST 31, 1995

197.INCREASE (DECREASE) IN NET ASSETS

198.Operations                                                       $ 984,652
Net interest income

199. Net realized gain (loss)                                         (12)

200. Increase (decrease) in net unrealized gain from accretion of     215
market discount

201.                                                                  984,855
202.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS

203.Distributions to shareholders from net interest income            (984,652)

204.Share transactions at net asset value of $1.00 per share          104,017,553
Proceeds from sales of shares

205. Reinvestment of distributions from net interest income           967,585

206. Cost of shares redeemed                                          (52,419,486)

207.208.                                                              52,565,652
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM
SHARE TRANSACTIONS

209.                                                                  52,565,855
210.TOTAL INCREASE (DECREASE) IN NET ASSETS

211.NET ASSETS                                                       212.

213. Beginning of period                                              -

214. End of period                                                   $ 52,565,855


FINANCIAL HIGHLIGHTS

                                                                         OCTOBER 12, 1994
                                                                         (COMMENCEMENT
                                                                         OF OPERATIONS) TO
                                                                         AUGUST 31, 1995

215.SELECTED PER-SHARE DATA

216.Net asset value, beginning of period                                                     $ 1.000

217.Income from Investment Operations                                                         .034
Net interest income

218.Less Distributions                                                                        (.034)
From net interest income

219.Net asset value, end of period                                                           $ 1.000

220.TOTAL RETURN B                                                                            3.43%

221.RATIOS AND SUPPLEMENTAL DATA

222.Net assets, end of period (000 omitted)                                                  $ 52,566

223.Ratio of expenses to average net assets                                                   .06%A

224.Ratio of expenses to average net assets before expense reductions                         .50%A

225.Ratio of net interest income to average net assets                                        3.91%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN. SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Arizona Municipal Income Portfolio (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Portfolio (the money market fund) is a fund of Fidelity Union Street Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. The funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. By so qualifying, the funds will not be subject to income taxes to the extent that they distribute substantially all of their taxable income for their fiscal years. The schedules of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and losses deferred due to wash sales, futures and options, and excise tax regulations.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the money market fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The income fund may use futures and options contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $15,751,792 and $3,682,970, respectively.
The market value of futures contracts opened and closed during the period amounted to $792,246 and $451,250, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $90 and $281 for the income and money market funds, respectively.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets.
INCOME FUND. For the period, this expense limitation ranged from an annual rate of 0% to .10% of average net assets and the reimbursement reduced expenses by $33,511.
MONEY MARKET FUND. For the period, this expense limitation ranged from an annual rate of 0% to .10% of average net assets and the reimbursement reduced expenses by $110,107.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Income Portfolio and Spartan Arizona Municipal Money Market Portfolio:
We have audited the accompanying statements of assets and liabilities of Fidelity Union Street Trust: Spartan Arizona Municipal Income Portfolio (income fund) and Fidelity Union Street Trust II: Spartan Arizona Municipal Money Market Portfolio (money market fund), including the schedules of portfolio investments as of August 31, 1995, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period October 11, 1994 (commencement of operations) to August 31, 1995 for the income fund, and the period October 12, 1994 (commencement of operations) to August 31, 1995 for the money market fund. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Spartan Arizona Municipal Income Portfolio and Fidelity Union Street Trust II: Spartan Arizona Municipal Money Market Portfolio as of August 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the period October 11, 1994 (commencement of operations) to August 31, 1995 for the income fund, and the period October 12, 1994 (commencement of operations) to August 31, 1995 for the money market fund, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, MA
October 2, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
60B South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr. , Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE




FIDELITY


(registered trademark)
EXPORT
FUND
ANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of the major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     25   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    29   Notes to the financial statements.

REPORT OF INDEPENDENT    33   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Export Fund has a 3% sales charge which has been waived since the fund's start on October 4, 1994 through December 31, 1995.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995    PAST 6   LIFE OF
                                 MONTHS   FUND

Export Fund                      35.56%   42.34%

S&P 500(registered trademark)    16.81%   24.73%

Average Growth Fund              18.65%   n/a

CUMULATIVE TOTAL RETURNS reflect the fund's actual performance over a set period - in this case, six months, or since the fund began on October 4, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of 597 funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. In the fund's next report we'll report these numbers for the fund and the benchmarks.
$10,000 OVER LIFE OF FUND
              Fidelity ExporStandard & Poor'
     10/04/94      10000.00        10000.00
     10/31/94      10570.00        10244.46
     11/30/94      10240.00         9871.36
     12/31/94      10250.34        10017.75
     01/31/95      10030.12        10277.51
     02/28/95      10500.60        10678.03
     03/31/95      10740.84        10993.14
     04/30/95      11281.38        11316.88
     05/31/95      11741.85        11769.22
     06/30/95      12973.09        12042.62
     07/31/95      13934.06        12441.95
     08/31/95      14234.36        12473.18

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Export Fund on October 4, 1994, when the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $14,234 - a 42.34% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $12,473 - a 24.73% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although stock prices dropped
somewhat in August, strong
corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post strong returns
for the 12 months ended August
31, 1995. The Standard & Poor's
Composite Index of 500 Stocks
finished the 12-month period with
a total return of 21.45% - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal Reserve
Board cut the Federal funds rate
- the rate banks charge each
other for overnight loans - by
0.25% on July 6 to 5.75%.
Large-capitalization stocks led the
somewhat narrow market rally.
Technology companies - whose
goods and services benefited
from both corporate and
consumer demand - posted the
strongest earnings growth and
stock price gains. In February, the
Dow Jones Industrial Average
closed above 4000 for the first
time. Returns from foreign
markets suffered as investors
brought capital back to the U.S.
The Morgan Stanley Emerging
Markets Free Index was down
16.40% for the 12 months ended
August 31. The Morgan Stanley
EAFE (Europe, Australia, Far
East) Index returned 0.49% for the
year ended August 31. European
markets have fared well through
the first half of 1995 - after a
difficult year in 1994 - while the
Japanese market has struggled
through much of the year.
An interview with Arieh Coll,
Portfolio Manager of Fidelity
Export Fund
Q. ARIEH, HOW HAS THE FUND PERFORMED?
A. Extremely well, even better than I had hoped! The fund had a total return of 42.34% from its start date - October 4, 1994 - through August 31, 1995. This was substantially better than the average growth fund tracked by Lipper Analytical Services. For the closest available comparison to its peers, we can look at the period from October 6, 1994, through August 31, 1995. During that time, the fund rose 48.43%, compared to 25.13% for the average growth fund.
Q. WHAT STRATEGY LED TO THE FUND'S EXCEPTIONAL PERFORMANCE?
A. The key was focusing on what I call "export companies," companies that derive - or anticipate to derive - at least 10% of their annual revenues from sales of exported goods or services. Fidelity launched the Export Fund based on the premise that over the past 10 years a theoretical universe of these "export companies" has outperformed the S&P 500. So far, the fund's results have been even better.
Q. CAN YOU GIVE US MORE DETAILS ABOUT YOUR STRATEGY?
A. Sure. There are two parts to my strategy. First, I look for industries that seem to be benefiting from major secular trends. Second, I try to uncover outstanding companies at reasonable prices. Two areas I am investing in are cellular communications and cable TV equipment. There were 24 million cellular telephones sold worldwide in 1994, and this number is expected to reach 100 million by the year 2000. In places like China and India, people often buy a cellular phone rather than a traditional phone to bypass the six-month waiting lists. My favorite companies that are benefiting from this tremendous growth are Nokia, Ericsson, and Motorola. My cable TV investments are based on a similar observation. About 63 million American households have cable TV. There are over 5 billion people in the rest of the world, yet few have cable TV. It's only a matter of time until they start subscribing to services such as HBO and CNN. Dozens of countries from Argentina to England are building cable TV networks. They are buying cable TV equipment from exporters such as TSX and C-COR Electronics, which have been large holdings in the fund.
Q. GREAT, BUT HOW CAN YOU TELL IF THESE STOCKS ARE WORTH BUYING?
A. It takes a lot of homework. I research companies by speaking with management and competitors, reading hundreds of annual reports, dozens of trade journals, and traveling throughout the country.
For any one company this legwork helps me to project earnings over a number of years. Then, I determine a reasonable price-to-earnings ratio for that earnings stream. Multiplying the earnings by that price-to-earnings multiple gives me a target price that I believe the stock can reach. This process is repeated hundreds of times. After all this work, I purchase the companies that I feel have the highest expected appreciation over the next 18 to 24 months.
Q. A LOT OF YOUR INVESTMENTS HAVE DONE WELL, SO WHEN DO YOU SELL THEM?
A. Ideally never, but in reality I sell a stock in the following three situations:
1) If it reaches my expected price target.
2) If I find other more attractive companies to invest in, then the least attractive company is bumped off the buy list.
3) Sometimes I have to revise downward my estimate of a company's value, after realizing that I was overly optimistic in my prior assessment of the company's prospects.
Q. SO WHAT KIND OF DISAPPOINTMENTS DID YOU HAVE THIS YEAR?
A. Aldila and Polaris are two examples. Aldila is an exclusive supplier of golf shafts to Callaway Golf, but Callaway did not renew the contract. Polaris sells snowmobiles and suffered from an unusually warm winter with minimal snowfall. Polaris also buys engines for its watercraft from Japan and was hurt by the rising value of the Japanese yen, which the company had not adequately hedged.
Q. SO HOW OFTEN DO THE FLUCTUATIONS IN THE VALUE OF THE DOLLAR HARM THE
FUND?
A. Normally, not too often. I consciously seek out investments in firms that I believe have sustainable competitive advantages from superior products that will thrive even if the value of the dollar rises. Microsoft sells the world's most popular PC software, but no Japanese company is going to beat Microsoft because of a weaker yen. Currency fluctuations do not hurt Microsoft's stock price either, since investors normally focus on a company's core growth rate, excluding the impact of currency movements. The bottom line is that the value of the dollar will fluctuate, but exporters should prosper as long as they focus on producing world class products. That said, the fund does have some exposure to foreign currencies through the portion of its investments in foreign stocks.
Q. SO WHAT IS THE OUTLOOK FOR THE EXPORT SECTOR?
A. Good. For years it was fashionable to ridicule American businesses for inventing the automobile or computer chip, and then letting the Japanese steal market share. Well, things seem to have changed. Well-planned and executed investments in research, marketing and production have led to a resurgence in U.S. competitiveness. American industry is now a leader in many rapidly growing industries such as computers, software, health care, and consumer products. Even the auto industry has gained ground against Japan. Many of America's exporters are also expanding faster than our more mature domestic companies. Exporters on the whole have experienced more rapid earnings growth than many multinational or domestic companies over the past few years. This is often due to exporters' superior products and aggressive management, which lead them to seek bigger markets by selling their goods and services overseas.
Q. WHAT FACTORS AFFECT THE OVERALL RISK OF THE FUND?
A. We discussed risk in the fund's last shareholder report, but it helps to reiterate a few key points. First, successful exporters tend to be clustered in a few industries - technology and health care are two examples. Bad news that emerges regarding such industries could negatively impact the fund more than some of its growth-fund peers. In addition, the fund favors small- and medium-sized companies, often in fast-growing industries. While these stocks have the potential for strong gains in the long term, they're often more volatile than larger stocks. Finally, I prefer to weight the fund's assets in its top 20 or so investments. Those are my best ideas. While I believe that strategy will help the fund achieve long-term success, it also may contribute to volatility in the short run.
Q. IT SOUNDS LIKE YOU ARE BULLISH ON EXPORTERS. WHAT'S YOUR OUTLOOK ON THE
FUND?
A. I think that the fund will continue to do well, however, it will be difficult to match the results of the past year. Stock prices seem to be reasonable, and declining interest rates should further boost the stock market. In addition, I am confident that many of the companies I have invested in have outstanding management and sustainable competitive advantages. For example, i-STAT has the world's best bedside blood analyzers. Exide is considered to be the lowest-cost producer of batteries. Printronix is rapidly gaining market share with its superior dot matrix printers. Microsoft is continuing to conquer the world. Companies such as these make me optimistic about prospects for the Export Fund.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in the stocks
of North American
companies that are expected
to benefit from exporting
goods or services
START DATE: October 4, 1994
SIZE:  as of August 31, 1995,
more than $503 million
MANAGER: Arieh Coll, since
October 1994; manager,
Fidelity Select Brokerage and
Investment Management
Portfolio, 1993-1995; Fidelity
Select Software and Computer
Services Portfolio, 1991-1994;
Fidelity Select Technology
Portfolio, 1992-1993; joined
Fidelity in 1989
(checkmark)

ARIEH COLL ON HIS INVESTING
PHILOSOPHY:
"I have several personal rules
of investing that I try to
remember each time I buy
and sell a stock. They include:
(solid bullet) DON'T LOSE MONEY. It's as important, if not more important, to limit losses as it is to secure gains. Substantial losses often prove difficult to make up.
(solid bullet)  INVEST WITHIN MY CIRCLE OF
COMPETENCE. If I don't feel
completely comfortable with
an investment, I stay away.
(solid bullet) STAY FOCUSED. I try to avoid distractions that interfere with my research. The reality is that the more time one spends doing basic research, the more great companies one will likely uncover.
(solid bullet)  BE PATIENT. It may seem
obvious to me that a
company's stock is
undervalued, but sometimes it
takes a while for the stock
market to agree and push up
the price.
(solid bullet) INVEST WITH CONVICTION. If I really like a company, I try to buy a lot of its stock. Great investment ideas don't pop up every day.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF AUGUST 31, 1995
                                 % OF FUND'S    % OF FUND'S
                                 INVESTMENTS    INVESTMENTS
                                                IN THESE STOCKS
                                                6 MONTHS AGO

TSX Corp.                        4.2            2.7

Micron Technology, Inc.          4.2            0.7

Nokia Corp. AB sponsored ADR     3.5            1.9

Exide Corp.                      2.9            0.0

Printronix, Inc.                 2.9            0.0

Burr-Brown Corp.                 2.7            0.0

Waterhouse Investor Services,    2.6            0.0
Inc.

Ericsson (L.M.) Telephone Co.    2.3            0.0
 Class B ADR

Trimark Financial Corp.          2.0            0.0

C-COR Electronics, Inc.          1.9            0.5

TOP FIVE MARKET SECTORS AS OF AUGUST 31, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Technology                         41.9           23.7

Finance                            13.7           6.6

Industrial Machinery & Equipment   13.0           5.9

Basic Industries                   5.6            8.0

Health                             4.3            11.7

ASSET ALLOCATION
AS OF AUGUST 31, 1995 * AS OF FEBRUARY 28, 1995 **
Stocks 95.8%
Bonds 0.0%
Short-term
investments 4.2%
NON-NORTH AMERICAN
INVESTMENTS 12.0%
Stocks 94.5%
Bonds 0.1%
Short-term
investments 5.4%
NON-NORTH AMERICAN
INVESTMENTS 7.8%
Row: 1, Col: 1, Value: 4.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 4, Value: 45.8
Row: 1, Col: 1, Value: 5.5
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 45.0
Row: 1, Col: 4, Value: 47.5
*
**
NOTE: OF THE FUND'S 88.0% STAKE IN NORTH AMERICAN INVESTMENTS, 9.2% WAS INVESTED IN CANADA AND 0.4% IN MEXICO ON AUGUST 31, 1995. ON FEBRUARY 28, 1995, 92.2% OF THE FUND'S ASSETS WAS INVESTED IN NORTH AMERICA, WHICH INCLUDED A 9.3% STAKE IN CANADA AND NO INVESTMENTS IN MEXICO.
INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investments in Securities


COMMON STOCKS - 95.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.8%
AEROSPACE & DEFENSE - 0.8%
BE Aerospace, Inc. (a)  105,700 $ 792,750
Lockheed Martin Corp.   81  4,931
UNC, Inc. (a)  89,100  523,463
Wyman-Gordon Co. (a)  197,000  2,536,375
  3,857,519
DEFENSE ELECTRONICS - 1.0%
Alpha Industries, Inc. (a)  40,500  693,563
Datum, Inc. (a)  106,200  1,407,150
Watkins-Johnson Co.   62,000  3,115,500
Whittaker Corp. (a)  300  5,850
  5,222,063
TOTAL AEROSPACE & DEFENSE   9,079,582
BASIC INDUSTRIES - 5.6%
CHEMICALS & PLASTICS - 2.3%
Agrium, Inc.   229,500  7,855,202
Arcadian Corp.   2,000  37,250
Cytec Industries, Inc. (a)  3,400  205,700
Ferro Corp.   100  2,700
First Mississippi Corp.   84,200  2,789,125
Great Lakes Chemical Corp.   50  3,306
Hanna (M.A.) Co.   100  2,800
Intertape Polymer Group, Inc.   18,900  585,373
  11,481,456
IRON & STEEL - 0.2%
Hexcel Corp.   64,600  710,600
Material Sciences Corp. (a)  100  1,925
  712,525
METALS & MINING - 3.1%
Alcan Aluminium Ltd.   19,700  643,132
Aluminum Co. of America  100  5,713
Falconbridge Ltd. first installment receipts (c)  550,000  4,706,279
Inco Ltd.   40,100  1,398,629
Kaiser Aluminum Corp. (a)  50,000  868,750
Oregon Metallurgical Corp. (a)  282,500  3,460,625
RMI Titanium Co. (a)  34,800  269,700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Stillwater Mining Co. (a)  56,900 $ 1,244,688
Stillwater Mining Co. (a)(b)  100,000  2,187,500
Tremont Corp. (a)  52,900  1,011,713
  15,796,729
PAPER & FOREST PRODUCTS - 0.0%
Santa Isabel SA sponsored ADR   5,700  123,263
TOTAL BASIC INDUSTRIES   28,113,973
CONGLOMERATES - 0.7%
Brascan Ltd. Class A   200,000  3,273,932
CONSTRUCTION & REAL ESTATE - 2.3%
BUILDING MATERIALS - 0.1%
Cemex SA, Series B  110,000  506,949
Grupo Cementos Chihuahua Class B  5,000  4,425
  511,374
CONSTRUCTION - 1.9%
American Homestar Corp. (a)  112,200  1,584,825
Beazer Homes USA, Inc. (a)  170,200  2,701,925
McDermott (J. Ray) SA  45,300  1,064,550
Standard Pacific Corp.   188,700  1,320,900
U.S. Home Corp. (a)  119,900  2,877,600
  9,549,800
ENGINEERING - 0.3%
MasTec, Inc. (a)  125,800  1,320,900
TOTAL CONSTRUCTION & REAL ESTATE   11,382,074
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Chrysler Corp.   2,200  117,181
Magna International, Inc. Class A  300  13,393
  130,574
CONSUMER DURABLES - 0.1%
Wireless Telecom Group, Inc.   8,850  155,981
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.0%
Mackie Designs, Inc.   1,500 $ 22,875
TEXTILES & APPAREL - 0.0%
Westpoint Stevens, Inc. Class A (a)  500  11,188
TOTAL DURABLES   320,618
ENERGY - 1.1%
ENERGY SERVICES - 0.3%
BJ Services Co. (a)  28,627  715,675
BJ Services Co. (warrants) (a)  10,000  52,500
Energy Ventures, Inc. (a)  13,900  278,000
Transocean Drilling AS   15,800  225,134
Wilrig AS   48,000  512,030
  1,783,339
OIL & GAS - 0.8%
Anderson Exploration Ltd. (a)  497  4,623
Blue Range Resource Co. Class A  1,500  11,998
Blue Range Resource Co. Class A (b)  28,000  223,967
Chesapeake Energy Corp.   65,600  1,672,800
Global Natural Resources, Inc. (a)  40,000  435,000
Northstar Energy Corp. (a)  71,100  601,780
Ranchmen's Resources Ltd. (a)  900  4,018
Richland Petroleum Corp. Class A (a)  33,900  217,558
Ulster Petroleums Ltd.   204,800  739,076
  3,910,820
TOTAL ENERGY   5,694,159
FINANCE - 13.7%
BANKS - 0.1%
Dundee Bancorp (sub-vtg.)  30,100  279,958
CREDIT & OTHER FINANCE - 5.5%
Aames Financial Corp.   66,000  1,798,500
Countrywide Credit Industries, Inc.    11,500  253,000
Eagle Finance Corp. (a)  6,500  152,750
Money Store, Inc.   70,500  4,626,563
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
North American Mortgage Co.   57,200 $ 1,279,850
Trimark Financial Corp.  467,500  10,348,692
United Companies Financial Corp.  149,500  9,306,375
  27,765,730
FEDERAL SPONSORED CREDIT - 0.3%
Federal National Mortgage Association   18,100  1,726,288
INSURANCE - 0.7%
CMAC Investments   1,700  85,850
Capital Guaranty Corp.   26,500  592,938
Crop Growers Corp.  (a)  30,000  412,500
First American Financial Corp.   98,900  2,373,600
Old Republic International Corp.   7,800  215,475
  3,680,363
SECURITIES INDUSTRY - 7.1%
CI Fund Management, Inc.   15,000  133,934
Edwards (A.G.), Inc.   600  14,625
First Marathon Inc. Class A (non-vtg.)  143,600  1,415,752
Legg Mason, Inc.   700  20,650
Lehman Brothers Holdings, Inc.   273,200  6,488,500
McDonald & Co. Investments, Inc.   58,800  992,250
Merrill Lynch & Co., Inc.   1,000  57,625
Morgan Stanley Group, Inc.   28,200  2,449,875
Nomura Securities Co. Ltd.   230,000  4,531,554
Peregrine Investments Holdings Ltd.   3,567,000  5,092,285
Pioneer Group, Inc.   44,500  1,268,250
Quick & Reilly Group, Inc. (The)  4,350  162,581
Tokyo Securities Co. Ltd.   47,000  208,353
Waterhouse Investor Services, Inc.   457,600  13,098,800
  35,935,034
TOTAL FINANCE   69,387,373
HEALTH - 4.3%
DRUGS & PHARMACEUTICALS - 0.7%
Biogen, Inc. (a)  17,200  941,700
Copley Pharmaceutical, Inc. (a)  1,000  18,000
Integrated Process Equipment Corp. (a)  25,000  903,125
Nature's Sunshine Products, Inc.   2,500  58,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Penederm, Inc. (a)  10,000 $ 70,000
Phoenix International Life Sciences, Inc. (a)  52,500  375,990
Phoenix International Life Sciences, Inc. (a)(b) 25,800 184,772 Serologicals Corp. (a) 500 8,125
Yamanouchi Pharmaceutical Co. Ltd.   55,000  1,168,291
  3,728,753
MEDICAL EQUIPMENT & SUPPLIES - 3.6%
Advanced Technology Laboratories, Inc. (a)  120,700  2,051,900
AMSCO International, Inc. (a)  1,000  17,875
Becton, Dickinson & Co.   100  5,638
Chad Therapeutics  1,600  27,980
Healthdyne, Inc.   27,500  266,406
Hemasure, Inc. (a)  10,000  146,250
ICU Medical, Inc. (a)  120,000  1,680,000
i-STAT Corp. (a)  116,800  4,204,800
Laser Industries Ltd. Ord.   6,500  64,188
Medisense, Inc. (a)  100  2,375
Millipore Corp.   203,200  7,086,600
Nellcor, Inc.   12,268  637,936
Oakley, Inc. (a)  500  16,063
Ostech, Inc.   60,000  1,005,000
Protocol Systems, Inc. (a)  7,500  88,594
St. Jude Medical, Inc. (a)  8,800  524,700
Sofamor/Danek Group, Inc. (a)  100  2,475
U.S. Surgical Corp.   200  5,075
Zoll Medical Corp. (a)  28,400  269,800
  18,103,655
TOTAL HEALTH   21,832,408
INDUSTRIAL MACHINERY & EQUIPMENT - 13.0%
ELECTRICAL EQUIPMENT - 8.7%
Adtran, Inc.   100  3,125
Allen Group, Inc. (The)  9,700  316,463
Amphenol Corp. Class A (a)  150,000  3,675,000
C-COR Electronics, Inc. (a)  294,300  9,417,600
California Amplifier, Inc. (a)  159,000  2,305,500
California Microwave Corp. (a)   16,000  420,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
Leitch Technology  80,700 $ 1,223,455
Lifeline Systems, Inc.   8,200  91,225
Mitsubishi Electric Co. Ord.   115,000  865,008
Murata Manufacturing Co. Ltd.   6,000  240,123
Oak Industries, Inc. (a)  10,400  308,100
Omron Corp.   69,000  1,522,319
Pacific Scientific Co.   54,100  1,359,263
Scientific-Atlanta, Inc.  34,800  696,000
TSX Corp. (a)(d)  749,800  21,275,575
Telular Corp. (a)  2,500  35,195
  43,753,951
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
Cascade Corp.   28,300  438,650
Case Corp.   8,000  302,000
Caterpillar, Inc.   76,100  5,108,213
Exide Corp.   284,100  14,808,713
Power Control Technologies, Inc. (a)  100,000  750,000
Robotic Vision Systems, Inc. (a)  10,000  186,250
Tylan General, Inc. (a)  10,000  167,500
  21,761,326
POLLUTION CONTROL - 0.0%
Daw Technologies, Inc. (a)  5,000  38,750
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   65,554,027
MEDIA & LEISURE - 3.3%
BROADCASTING - 1.4%
CAI Wireless Systems, Inc. (a)  20,000  212,500
Emmis Broadcasting Corp. Class A (a)  1,000  30,500
Grupo Radio Centro SA de CV sponsored ADR  13,700  114,738
Groupo Televisa GDS (b)  60,200  1,429,750
Heartland Wireless Communications, Inc. (a)  135,700  2,951,475
Sinclair Broadcast Group, Inc. Class A (a)  10,700  323,675
Valuevision International, Inc. (a)  281,300  1,916,356
  6,978,994
ENTERTAINMENT - 0.1%
Scientific Games Holdings Corp. (a)  13,900  528,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.0%
Cobra Golf, Inc.  (a)  3,600 $ 123,750
LODGING & GAMING - 1.8%
Penn National Gaming, Inc. (a)(d)  216,000  3,348,000
Studio Plus Hotels, Inc. (a)  500  11,125
Video Lottery Technologies, Inc. (a)   24,100  159,663
WMS Industries, Inc. (a)  243,700  5,544,175
  9,062,963
TOTAL MEDIA & LEISURE   16,693,907
NONDURABLES - 1.3%
AGRICULTURE - 0.1%
DEKALB Genetics Corp. Class B  6,800  271,150
FOODS - 0.0%
Archer-Daniels-Midland Co.   525  8,728
Dole Food, Inc.   100  3,275
  12,003
HOUSEHOLD PRODUCTS - 0.2%
Helen of Troy Corp.   4,500  93,375
Rubbermaid, Inc.   20,900  621,775
Safety First, Inc. (a)  15,000  307,500
Tambrands, Inc.   100  4,488
USA Detergents, Inc.   200  3,700
  1,030,838
TOBACCO - 1.0%
Dimon, Inc.   45,550  797,125
Mafco Consolidated Group, Inc. (a)   5,000  132,500
Philip Morris Companies, Inc.   200  14,925
RJR Nabisco Holdings Corp.   146,780  4,183,230
Sampoerna Hanjaya Mandala (For. Reg.)  12,000  113,832
  5,241,612
TOTAL NONDURABLES   6,555,603
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 0.9%
Barrick Gold Corp.   100 $ 2,521
Cambior, Inc.   46,400  500,614
Euro-Nevada Mining Corp.   1,700  65,776
Kinross Gold Corp.  (a)  271,300  2,220,544
Newmont Mining Corp.   10,700  465,450
Placer Dome, Inc.   1,900  49,304
TVI Pacific, Inc.   786,700  848,778
War Eagle Mining, Inc.   132,700  493,694
  4,646,681
RETAIL & WHOLESALE - 1.4%
APPLIANCE STORES - 0.1%
Cellstar Corp.  (a)  20,100  640,688
GROCERY STORES - 0.0%
Performance Food Group Co. (a)  7,300  175,200
Provigo, Inc.   9,100  54,169
Rykoff-Sexton, Inc.   100  2,275
  231,644
RETAIL & WHOLESALE, MISCELLANEOUS - 1.3%
Best Buy Co., Inc. (a)  9,100  247,975
Borders Group, Inc. (a)  2,000  40,500
National Media Corp. (a)  31,100  404,300
Sodak Gaming, Inc. (a)  316,400  5,695,200
U.S. Office Products Co. (a)  500  8,625
  6,396,600
TOTAL RETAIL & WHOLESALE   7,268,932
SERVICES - 2.8%
PRINTING - 1.2%
Bowne & Co., Inc.   324,000  5,872,500
SERVICES - 1.6%
Coastal Physician Group, Inc. (a)  205,200  3,103,650
Comdata Holdings Corp. (a)  32,800  783,100
Craig (Jenny), Inc. (a)  14,000  133,000
Lawyers Title Corp.    52,600  775,850
Lazare Kaplan International, Inc. (a)   206,300  1,521,463
Zebra Technologies Corp. Class A (a)  32,500  1,893,125
  8,210,188
TOTAL SERVICES   14,082,688
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - 41.9%
COMMUNICATIONS EQUIPMENT - 8.2%
DSC Communications Corp. (a)  100 $ 5,250
Dialogic Corp. (a)  100  2,463
Digital Systems International, Inc. (a)  200  2,000
Ericsson (L.M.) Telephone Co. Class B ADR  545,600  11,662,200
IPC Information Systems, Inc. (a)  55,900  992,225
Inter-Tel, Inc. (a)  83,600  1,389,850
Jabil Circuit, Inc. (a)  100,000  1,350,000
Microdyne Corp.   1,100  23,788
Network Equipment Technologies (a)  1,750  65,625
Nokia Corp. AB Series A  28,500  1,947,808
Nokia Corp. AB sponsored ADR  256,900  17,822,438
PCS Wireless, Inc.   440,000  441,980
3Com Corp.   152,200  5,935,800
  41,641,427
COMPUTER SERVICES & SOFTWARE - 7.1%
Activision, Inc.  500  6,750
America Online, Inc.   100  6,588
American Management Systems, Inc.   5,000  127,500
Ascend Communications, Inc.   100  6,450
BDM International, Inc.   64,100  1,610,513
Bachman Information Systems, Inc. (a)  183,100  1,064,269
Brock Control Systems, Inc. (a)  2,600  19,500
Baan Co. NV  600  22,200
Business Objects SA sponsored ADR (a)  35,100  1,263,600
Clinicom, Inc. (a)  54,200  1,165,300
CompUSA, Inc. (a)  31,400  1,161,800
Comshare, Inc. (a)  100  2,713
Datastream Systems, Inc.   500  15,750
Dendrite International Corp. (a)  500  7,063
Desktop Data, Inc. (a)  500  14,188
Firefox Communications, Inc. (a)  100  1,950
GMIS, Inc. (a)  200  3,550
Harbinger Corp.   500  7,250
Inference Corp. Class A (a)  100  1,800
Information Resources, Inc. (a)   10,100  130,038
Investment Technology Group, Inc. (a)  201,100  1,407,700
MDL Information Systems, Inc. (a)  25,400  431,800
Maxis, Inc. (a)  1,800  65,925
Mercury Interactive Group Corp. (a)  69,600  1,574,700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Meridian Data, Inc. (a)  80,100 $ 690,863
Microsoft Corp. (a)  82,000  7,585,000
Modatech Systems, Inc. (a)  309,800  116,175
Netscape Communications Corp. (a)  400  19,800
Paychex, Inc.   150  6,150
Platinum Software Corp. (a)  18,700  219,725
Platinum Technology, Inc. (a)  20,500  484,313
Rainbow Technologies, Inc. (a)  18,200  418,600
SHL Systemhouse, Inc. (a)  965,800  6,377,824
Santa Cruz Operation, Inc. (a)  150,000  1,171,875
Seer Technologies, Inc. (a)  500  8,375
Softkey International, Inc. (a)  4,400  175,450
Stratacom, Inc.   4,400  215,600
Systems Software Associates, Inc.   209,800  6,621,813
Systems & Computer Technology Corp. (a)  41,900  1,115,588
UUNET Technologies, Inc. (a)  6,600  299,475
  35,645,523
COMPUTERS & OFFICE EQUIPMENT - 6.1%
Ameridata Technologies, Inc. (a)  391,800  4,064,925
Cambex Corp.  (a)  100,000  1,187,500
Digital Equipment Corp. (a)  30,100  1,256,675
Discreet Logic, Inc. (a)   300  12,150
Filenet Corp. (a)  5,900  269,925
In Focus Systems, Inc. (a)  85,500  2,661,188
International Imaging Materials, Inc. (a)  221,000  5,193,500
Metrologic Instruments (a)  10,700  98,975
NexGen, Inc. (a)  200  3,625
Printronix, Inc. (a)(d)  501,700  14,423,875
Tech Data Corp. (a)  30,000  356,250
Telxon Corp.   73,200  1,537,200
Xerox Corp.   100  12,075
  31,077,863
ELECTRONIC INSTRUMENTS - 4.1%
Advantest Corp.   15,000  865,059
Anadigics, Inc. (a)  900  27,000
Applied Materials, Inc. (a)  1,000  104,000
Credence Systems Corp.   143,900  5,072,475
DSP Technology, Inc. (a)  69,000  500,250
Gelman Sciences Inc. (a)  91,900  1,734,613
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Kulicke & Soffa Industries, Inc.    95,400 $ 3,708,675
LTX Corp. (a)  309,300  3,518,288
Measurex Corp.    1,100  32,450
Megatest Corp. (a)  98,100  2,366,663
Quad Systems Corp. (a)   119,600  1,136,200
Silicon Valley Group, Inc. (a)  100  4,300
TSI, Inc.   5,000  54,375
Varian Associates, Inc.   15,400  831,600
Wandel & Goltermann Technologies, Inc. (a)  61,000  732,000
  20,687,948
ELECTRONICS - 15.8%
AVX Corp.   1,500  47,625
Advanced Micro Devices, Inc.   100  3,375
Alliance Semiconductor Corp.  1,800  70,425
Alpine Group, Inc.  85,000  494,063
Altera Corp.  (a)  45,500  2,849,438
Analog Devices, Inc.   2,500  86,563
Arrow Electronics, Inc. (a)  13,500  732,375
Atmel Corp.   800  25,300
Austria Mikro Systeme International   20,300  3,561,817
Avnet, Inc.   200  10,300
Burr-Brown Corp.   413,915  13,659,195
Cascade Communications Corp.   100  4,550
Diodes, Inc. (a)  30,900  444,188
Electroglas, Inc. (a)  20,100  1,517,550
Exar Corp.   20,100  748,725
Hadco Corp. (a)  55,000  1,546,875
Harmonic Lightwaves, Inc.   1,000  15,125
Hitachi Ltd.   115,000  1,262,699
Integrated Device Technology, Inc. (a)  2,700  155,588
International Rectifier Corp.   50,800  2,057,400
Kemet Corp.  (a)  9,000  513,000
LSI Logic Corp. (a)  109,000  5,368,250
Linear Technology Corp.   300  24,300
MRV Communications, Inc. (a)  17,500  376,250
Marshall Industries (a)  33,100  1,050,925
Maxim Integrated Products, Inc.   700  53,375
Micrel, Inc. (a)  100  2,800
Microchip Technology, Inc.   20,400  775,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Micron Technology, Inc.   275,700 $ 21,194,438
Motorola, Inc.   15,000  1,121,250
National Semiconductor Corp. (a)  1,000  28,250
Nippon Steel Semiconductor Corp.   40  1,095,947
NView Corp.  (a)(d)  250,900  1,285,863
OnTrak Systems, Inc. (a)  500  13,438
Opal, Inc. (a)  100  1,925
Opti, Inc. (a)  265,800  5,349,225
Paradigm Technology, Inc. (a)  200  6,600
Percon Acquisition, Inc. (a)  7,300  77,106
Ryoyo Electro Corp. Ord.   20,000  541,816
Rohm Co. Ltd.   30,000  1,856,337
SGS-Thomson Microelectronic NV (a)  100  4,813
S-3, Inc. (a)  24,500  961,625
Samsung Electronics Co. Ltd. GDR (b)  13,000  1,703,000
Siliconix, Inc. (a)  3,000  91,500
Smartflex Systems, Inc. (a)  1,000  18,250
Supertex, Inc.   100  1,100
Texas Instruments, Inc.   2,000  149,750
Transwitch Corp. (a)  100  1,175
Tokyo Electron Ltd.   32,000  1,293,792
Unitrode Corp. (a)  110,500  3,315,000
Videoserver, Inc. (a)  11,900  417,988
Vishay Intertechnology, Inc.   43,200  1,749,600
Wyle Laboratories  200  7,625
  79,744,689
PHOTOGRAPHIC EQUIPMENT - 0.6%
Polaroid Corp.   68,400  2,983,950
TOTAL TECHNOLOGY   211,781,400
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
Continental Airlines, Inc. (a)  32,298  956,828
RAILROADS - 0.0%
Bombardier, Inc. Class B  19,800  241,248
TRUCKING & FREIGHT - 0.0%
Airborne Freight Corp.   100  2,038
Consolidated Freightways, Inc.   100  2,588
Hunt (J.B.) Transport Services Inc.   100  1,600
  6,226
TOTAL TRANSPORTATION   1,204,302
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 1.4%
CELLULAR - 0.5%
AirTouch Communications, Inc. (a)  14,300 $ 464,750
BCE Mobile Communications, Inc. (a)  20,000  623,163
Mobile Telecommunications Technologies, Inc. (a)  8,500  261,375
Palmer Wireless, Inc. (a)  8,100  186,300
Vodafone Group PLC sponsored ADR  20,700  866,813
  2,402,401
TELEPHONE SERVICES - 0.9%
Incomnet, Inc. (a)  299,100  4,598,663
TOTAL UTILITIES   7,001,064
TOTAL COMMON STOCKS
(Cost $426,559,091)   483,872,723
REPURCHASE AGREEMENTS - 4.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a
joint trading account at 5.82%
dated 8/31/95 due 9/1/95 $ 21,410,461  21,407,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $447,966,091)  $ 505,279,723
LEGEND
(1.) Non-income producing
(2.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,728,989 or 1.1% of net assets.
(3.) Purchased on an installment basis. Market value reflects only those payments made through August 31, 1995. The remaining installments aggregating CAD 10,450,000 are due July 31, 1996 and January 31, 1997. (4.) Affiliated company (see Note 6 of Notes to Financial Statements). OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  78.4%
Canada  9.2
Finland  3.9
Japan  2.9
Sweden  2.3
Hong Kong  1.0
Others (individually less than 1%)  2.3
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $448,557,395. Net unrealized appre- ciation aggregated $56,722,328, of which $67,031,236 related to appreciated investment securities and $10,308,908 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

ASSETS

Investment in securities, at value (including repurchase                   $ 505,279,723
agreements of $21,407,000) (cost $447,966,091) -
See accompanying schedule

Cash                                                                        434,421

Receivable for investments sold                                             2,610,450

Receivable for fund shares sold                                             8,846,109

Dividends receivable                                                        218,495

 TOTAL ASSETS                                                               517,389,198

LIABILITIES

Payable for investments purchased                           $ 10,300,534

Payable for fund shares redeemed                             3,070,791

Accrued management fee                                       241,427

Other payables and accrued expenses                          349,652

 TOTAL LIABILITIES                                                          13,962,404

NET ASSETS                                                                 $ 503,426,794

Net Assets consist of:

Paid in capital                                                            $ 433,344,245

Accumulated undistributed net realized gain (loss) on                       12,768,489
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               57,314,060
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 35,403,568 shares outstanding                              $ 503,426,794

NET ASSET VALUE, offering price and redemption price per                    $14.22
share ($503,426,794 (divided by) 35,403,568 shares)


STATEMENT OF OPERATIONS

OCTOBER 4, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995

INVESTMENT INCOME                                                                $ 898,656
Dividends

Interest                                                                          564,609

 TOTAL INCOME                                                                     1,463,265

EXPENSES

Management fee                                                     $ 929,120

Transfer agent fees                                                 482,584

Accounting fees and expenses                                        96,442

Non-interested trustees' compensation                               32

Custodian fees and expenses                                         53,352

Registration fees                                                   264,705

Audit                                                               30,202

Legal                                                               269

Interest                                                            12,416

Miscellaneous                                                       4,268

 TOTAL EXPENSES                                                                   1,873,390

NET INVESTMENT INCOME (LOSS)                                                      (410,125)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of           13,240,906
 $101,698 on sales of investments in affiliated
issuers)

 Foreign currency transactions                                      (840)         13,240,066

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              57,313,632

 Assets and liabilities in foreign currencies                       428           57,314,060

NET GAIN (LOSS)                                                                   70,554,126

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                  $ 70,144,001
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                               OCTOBER 4, 1994
                                                               (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                               AUGUST 31, 1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                     $ (410,125)
Net investment income (loss)

 Net realized gain (loss)                                       13,240,066

 Change in net unrealized appreciation (depreciation)           57,314,060

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                70,144,001
FROM OPERATIONS

Distributions to shareholders from net realized gains           (61,452)

Share transactions                                              727,157,181
Net proceeds from sales of shares

 Reinvestment of distributions                                  60,632

 Cost of shares redeemed                                        (293,873,568)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE     433,344,245
TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                       503,426,794

NET ASSETS

 Beginning of period                                            -

 End of period                                                 $ 503,426,794

OTHER INFORMATION
Shares

 Sold                                                           59,469,006

 Issued in reinvestment of distributions                        6,125

 Redeemed                                                       (24,071,563)

 Net increase (decrease)                                        35,403,568


FINANCIAL HIGHLIGHTS
                                                        OCTOBER 4, 1994
                                                        (COMMENCEMENT
                                                        OF OPERATIONS) TO
                                                        AUGUST 31, 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income (loss)                            (.03) C

 Net realized and unrealized gain (loss)                 4.26

 Total from investment operations                        4.23

Less Distributions                                       (.01) D
From net realized gains

Net asset value, end of period                          $ 14.22

TOTAL RETURN B                                           42.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 503,427

Ratio of expenses to average net assets                  1.22% A

Ratio of net investment income to average net assets     (.27)%
                                                        A

Portfolio turnover rate                                  245% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D THE AMOUNT SHOWN REFLCTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Export Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including resricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income (loss) and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At period end, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $782,981,189 and $369,667,640, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .61% of average net assets.
SALES LOAD. For the period October 4, 1994 (commencement of operations) through December 31, 1995, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, will voluntarily waive the sales charge (3.00% of the offering price) on the sales of shares.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period October 4, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $200,964 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $13,071,000 and $3,350,571, respectively. The weighted average interest rate was 6.4%.
6. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
NView Corp.  $ 55,000 $ 34,375 $ - $ 1,285,863
Penn National Gaming, Inc.    -  203,334  -  3,348,000
Printronix, Inc.   7,215,052  -  -  14,423,875
TSX Corp.   6,000,113  -  -  21,275,575
TOTALS  $ 13,270,165 $ 237,709 $ - $ 40,333,313

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust and the Shareholders of Fidelity Export Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust: Fidelity Export Fund, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period October 4, 1994 (commencement of operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Fidelity Export Fund as of August 31, 1995 and the results of its operations, the changes in its net assets, and the financial highlights for the period October 4, 1994 (commencement of operations) to August 31, 1995, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
October 3, 1995
DISTRIBUTIONS


The Board of Trustees of Fidelity Export Fund voted to pay on October 9, 1995, to shareholders of record at the opening of business on October 6, 1995, a distribution of $.31 derived from capital gains realized from sales of portfolio securities.
A total of 28% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
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Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
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BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
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(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
60B South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING
CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR
NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR
RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
 New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Growth Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

AGGRESSIVE MUNICIPAL
FUND
ANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     19   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    23   Notes to the financial statements.

REPORT OF INDEPENDENT    26   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                  PAST 1   LIFE OF
                                               YEAR     FUND

Spartan Aggressive Municipal                   7.96%    14.74%

Lehman Brothers Municipal Bond Index           8.87%    n/a

Average High Yield Municipal Bond Fund         7.41%    n/a

Consumer Price Index                           2.62%    6.18%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on April 29, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average high yield municipal bond fund, which reflects the performance of 35 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995            PAST 1   LIFE OF
                                         YEAR     FUND

Spartan Aggressive Municipal             7.96%    6.05%

Lehman Brothers Municipal Bond Index     8.87%    n/a

Average High Yield Municipal Bond Fund   7.41%    n/a

Consumer Price Index                     2.62%    2.60%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Spartan AggressMunicipal Bond I
     04/30/93       10000.00        10000.00
     05/31/93       10111.64        10056.20
     06/30/93       10292.54        10224.04
     07/31/93       10315.66        10237.43
     08/31/93       10551.38        10450.57
     09/30/93       10724.42        10569.61
     10/31/93       10748.11        10590.01
     11/30/93       10656.39        10496.71
     12/31/93       10896.03        10718.29
     01/31/94       11021.66        10840.70
     02/28/94       10776.70        10559.92
     03/31/94       10253.20        10129.92
     04/30/94       10327.49        10215.82
     05/31/94       10413.95        10304.40
     06/30/94       10368.71        10241.44
     07/31/94       10562.24        10429.16
     08/31/94       10616.12        10465.25
     09/30/94       10464.18        10311.62
     10/31/94       10258.74        10128.48
     11/30/94        9996.55         9945.36
     12/31/94       10230.34        10164.26
     01/31/95       10543.13        10454.75
     02/28/95       10850.76        10758.77
     03/31/95       10986.30        10882.39
     04/30/95       11008.24        10895.23
     05/31/95       11360.11        11242.90
     06/30/95       11267.35        11144.53
     07/31/95       11313.54        11250.18
     08/31/95       11461.77        11392.83

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Aggressive Municipal Fund on April 30, 1993, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment with dividends reinvested would have grown to $11,462 - a 14.62% increase on your initial investment. This assumes you still owned the fund on August 31, 1995 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,393 - a 13.93% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                     APRIL 29, 1993
                                     (COMMENCEM
      YEARS ENDED AUGUST 31,         ENT OF
       1995 1994                     OPERATIONS) TO
                                     AUGUST 31,
                                     1993

Dividend returns               6.54%   5.84%    2.14%

Capital appreciation returns   1.42%   -5.24%   3.49%

Total returns                  7.96%   0.60%    5.63%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED AUGUST 31, 1995       PAST          PAST 6         PAST 1
                                    MONTH         MONTHS         YEAR

Dividends per share                 4.91(cents)   29.94(cents)   60.20(cents)

Annualized dividend rate            5.90%         6.03%          6.26%

30-day annualized yield             6.06%         -              -

30-day annualized tax-equivalent    9.47%         -              -
yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.80 over the past month, $9.85 over the past six months and $9.62 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The municipal bond market
posted strong returns for the 12
months ended August 31, 1995.
For the 12-month period, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
tax-free market - had a total return
of 8.87%. By comparison, the
Lehman Brothers Aggregate
Bond Index - a proxy of
investment-grade taxable bonds
- returned 11.30%. A strong rally
starting in November 1994
helped municipal bonds recover
from the effects of the sharply
rising interest rate environment
seen through much of 1994. A
relatively tame inflationary
environment coupled with
indications of a slowing economy
encouraged bond investors,
helping to push interest rates down
throughout the period. In addition,
the Federal Reserve Board -
seeking to prevent the economy
from going into recession -
eased formerly tight credit
conditions by lowering the fed
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Performance among
taxable and tax-free issues was
not uniform during the period.
While municipal bonds performed
better than comparable Treasury
issues in the first quarter of 1995,
this trend reversed later in the year.
Ongoing concerns related to the
bankruptcy of Orange County,
California, and the threat of tax
reform dampened investor
interest, causing muni prices to
compress relative to taxable
issues. The rally rekindled at the
end of August, aided by a
tightening supply of municipal
debt securities.
NOTICE TO SHAREHOLDERS: On
October 1, 1995, Tanya Roy (right photo) became portfolio manager of Spartan Aggressive Municipal Fund. The following is an interview with Maureen Newman - who managed the fund during the period covered by this report - with some comments from Tanya Roy on her outlook for the municipal bond market and her investment strategy.
Q. HOW DID THE FUND PERFORM, MAUREEN?
M.N. Fairly well compared to its peers. For the 12-month period ended August 31, 1995, the fund had a total return of 7.96%. That compared to the average high yield municipal fund's total return of 7.41% for the same period, as tracked by Lipper Analytical Services.
Q. WHAT HELPED THE FUND OUTPACE THE AVERAGE?
M.N. There were several factors. One was the fund's stake in high-quality bonds rated Aaa and Aa, which stood at 24.9% of investments at the end of the period. About six months ago, I started selling some of the fund's lower-rated bonds and replaced them with higher-quality issues. Here's why: the difference - or the spread - between the yields of bonds of various credit ratings was quite small, or tight. When credit spreads are tight, investors aren't rewarded with much additional yield for buying lower-quality bonds. Since that time, high-quality bonds have performed very well, partly because their prices tend to move up first when the bond market rallies. Also, heightened credit concerns caused credit spreads to widen again, resulting in the outperformance of high-quality bonds.
Q. WERE THERE ANY BONDS IN PARTICULAR THAT DID WELL?
M.N. Yes. The fund's performance was helped by the proposed acquisition of the Denver hospital system by Columbia/HCA. The fund's stake in these Denver hospital bonds made up 3.5% of investments at the end of the period. The prices of these bonds rose substantially in anticipation of the acquisition which is slated to occur at the beginning of October. Industrial revenue bonds issued for Delta Airlines also rose as the company's cost-cutting programs and improved revenues helped the airline's financial position.
Q. WHICH INVESTMENTS DIDN'T WORK OUT AS WELL FOR THE FUND?
M.N. Except for the Denver hospital bonds I mentioned earlier, most health care bonds continued to lag the market. A trend toward consolidation caused many investors to be wary of this sector. Housing bonds, too, underperformed. In this case, investors seemed to be worried that declining interest rates might mean an increase in the level of pre-payments for these bonds.
Q. HOW DID YOU ALTER THE WAY YOU DISTRIBUTED THE FUND'S HOLDINGS AMONG BONDS WITH VARIOUS MATURITIES?
M.N. Up until the early summer, the yield curve - which measures the yields on bonds with various maturities - flattened. As the yield curve flattens, investors usually aren't rewarded with much additional yield for buying bonds with longer-term maturities. So as the yield curve flattening occurred, I moved more of the fund's investments out of longer-term bonds with maturities of 20 years or more, and into intermediate bonds with maturities between 10 to 15 years. But by mid-summer, the yield curve began to steepen once again, and investors again were rewarded with enough additional yield to warrant buying longer-term bonds. At that point, I began buying some bonds with maturities of 15 to 20 years.
Q. WHAT CHANGES DID YOU MAKE TO THE FUND'S STATE CONCENTRATIONS?
M.N. I added to the fund's stake in New York bonds at a time when the supply of New York bonds was relatively heavy. That allowed me to purchase these bonds at prices I considered to be relatively attractive. I reduced the fund's stake in certain bonds that I thought might be perceived to be affected by Los Angeles' fiscal problems, and replaced them with insured bonds. Finally, I reduced the fund's stake in Michigan by selling one short-term security.
Q. TURNING TO TANYA, WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
T.R. While it's likely that further public discussion about the flat tax and other federal tax reform proposals could make the municipal market volatile, I don't believe we'll see a flat tax for at least two years, if at all. I believe that the recent bond market rally could pause in the near future, which could result in total returns being more dependent on income than price appreciation.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in the stocks
of North American
companies that are expected
to benefit from exporting
goods or services
START DATE: October 4, 1994
SIZE:  as of August 31, 1995,
more than $503 million
MANAGER: Arieh Coll, since
October 1994; manager,
Fidelity Select Brokerage and
Investment Management
Portfolio, 1993-1995; Fidelity
Select Software and Computer
Services Portfolio, 1991-1994;
Fidelity Select Technology
Portfolio, 1992-1993; joined
Fidelity in 1989
(checkmark)

ARIEH COLL ON HIS INVESTING
PHILOSOPHY:
"I have several personal rules
of investing that I try to
remember each time I buy
and sell a stock. They include:
(solid bullet) DON'T LOSE MONEY. It's as important, if not more important, to limit losses as it is to secure gains. Substantial losses often prove difficult to make up.
(solid bullet)  INVEST WITHIN MY CIRCLE OF
COMPETENCE. If I don't feel
completely comfortable with
an investment, I stay away.
(solid bullet) STAY FOCUSED. I try to avoid distractions that interfere with my research. The reality is that the more time one spends doing basic research, the more great companies one will likely uncover.
(solid bullet)  BE PATIENT. It may seem
obvious to me that a
company's stock is
undervalued, but sometimes it
takes a while for the stock
market to agree and push up
the price.
(solid bullet) INVEST WITH CONVICTION. If I really like a company, I try to buy a lot of its stock. Great investment ideas don't pop up every day.
INVESTMENT CHANGES


TOP FIVE STATES AS OF AUGUST 31, 1995
               % OF FUND'S   % OF FUND'S
               INVESTMENTS   INVESTMENTS
                             6 MONTHS AGO

Michigan       11.4          17.2

California     10.9          10.8

Pennsylvania   8.5           8.7

New York       6.6           5.8

Kentucky       5.9           8.2

TOP FIVE SECTORS AS OF AUGUST 31, 1995
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       6 MONTHS AGO

Health Care              22.4          29.3

Industrial Development   18.5          21.3

Electric Revenue         12.7          8.1

Special Tax              9.0           10.2

Transportation           8.9           3.1

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years   16.5   17.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL THE PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years    6.8    7.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
11
Aaa 20.0%
Aa, A 16.4%
Baa 21.9%
Ba or B 12.7%
Non-rated 22.1%
Short-term
investments 6.9%
Aaa 20.8%
Aa, A 11.7%
Baa 18.1%
Ba or B 18.2%
Non-rated 24.9%
Short-term
investments 6.3%
Row: 1, Col: 1, Value: 6.9
Row: 1, Col: 2, Value: 22.1
Row: 1, Col: 3, Value: 12.7
Row: 1, Col: 4, Value: 21.9
Row: 1, Col: 5, Value: 16.4
Row: 1, Col: 6, Value: 20.0
Row: 1, Col: 1, Value: 6.3
Row: 1, Col: 2, Value: 24.9
Row: 1, Col: 3, Value: 18.2
Row: 1, Col: 4, Value: 18.1
Row: 1, Col: 5, Value: 11.7
Row: 1, Col: 6, Value: 20.8
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNTED FOR 20.0% AND 22.5% OF THE FUND'S INVESTMENTS ON AUGUST 31, 1995, AND FEBRUARY 28, 1995, RESPECTIVELY. INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 93.1%
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
ALABAMA - 0.7%
Mobile Wtr. & Swr. Commissioners Wtr. & Swr.
Rev. Rfdg. 6.50% 1/1/09  A $ 500,000 $ 533,750
ARKANSAS - 0.7%
Fayetteville Pub. Facs. Board. Rev. Rfdg.
(Butterfield Trail Village Proj.) Series A,
8.25% 9/1/00  -  550,000  552,750
CALIFORNIA - 10.9%
Alameda County Ctfs. of Prtn. Rfdg.
(Santa Rita Jail Proj.) 5.375% 6/1/09
(MBIA Insured)  Aaa  770,000  761,338
Foothill/Eastern Trans. Toll Rd. Rev. Sr. Lien
Series A, 6% 1/1/16  Baa  1,250,000  1,170,313
La Quinta Redev. Agcy. Tax Allocation Rfdg.
(Redev. Proj. Area #1) 7.30% 9/1/12
(MBIA Insured)  Aaa  470,000  548,725
Madera County Ctfs. of Prtn. (Valley Children's
Hosp.) 6.25% 3/15/05 (MBIA Insured)  Aaa  1,000,000  1,078,750
Riverside County Ctfs. of Prtn. (Air Force Village
West, Inc.) Series A, 8.125% 6/15/12  -  500,000  513,125
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.)
6.50% 7/1/14  BBB-  500,000  502,500
Santa Clara County Fin. Auth. Lease Rev.
(VMC Replacement Proj.) Series A,
7.75% 11/15/08 (AMBAC Insured)  Aaa  1,000,000  1,220,000
Santa Margarita/Dana Point Auth. Rev.
(Impt. Dists. 1-2-2A & 8) Series A,
7.25% 8/1/10 (MBIA Insured)  Aaa  1,045,000  1,223,955
South Orange County Pub. Fin. Auth.
Spl. Tax Rev. (Foothill Area) Series C,
8% 8/15/08 (FGIC Insured)  Aaa  500,000  620,624
Upland Ctfs. of Prtn. (San Antonio Commty.
Hosp.) 5.25% 1/1/08  A  500,000  463,750
  8,103,080
COLORADO - 5.7%
Colorado Health Facs. Auth. Rev.:
 Rfdg. (Rocky Mountain Adventist)
 6.625% 2/1/13  Baa  1,000,000  975,000
 (Hosp.-Swedish Med. Ctr. Proj.) Series A,
 6.80% 1/1/23  Baa1  500,000  550,625
 (PSL Health Sys. Proj.) Series A,
 6.875% 2/15/23  Baa1  1,850,000  2,046,562
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
COLORADO - CONTINUED
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C, 0% 1/1/06  BBB $ 250,000 $ 138,125
Denver City & County Arpt. Rev. Series A (c):
6.60% 11/15/97  Baa  250,000  257,812
 6.90% 11/15/98  Baa  250,000  262,813
  4,230,937
CONNECTICUT - 2.6%
Connecticut Health & Edl. Facs. Auth. Rev. Rfdg.
(Quinnipiac College) Series D, 6% 7/1/13  BBB-  1,000,000  926,250
Connecticut Hsg. Fin. Auth. Rev. (Hsg. Mtg. Fin.
Prog.) Subseries B-1, 6.50% 5/15/18  Aa  200,000  201,500
Eastern Connecticut Resources Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A (c):
 5.50% 1/1/14  A  500,000  454,375
  5.50% 1/1/20  A  400,000  355,500
  1,937,625
FLORIDA - 1.5%
Martin County Ind. Dev. Auth. Rev. Rfdg.
(Indiantown Cogeneration L.P. Proj.)
8.05% 12/15/25 (c)  Baa3  1,000,000  1,105,000
GEORGIA - 2.1%
Cobb County School Dist. Unltd. Tax:
5% 2/1/97  Aa1  250,000  253,438
 6% 2/1/02  Aa1  1,220,000  1,319,125
  1,572,563
ILLINOIS - 2.2%
Illinois Dev. Fin. Auth. Solid Wst. Disp. Rev.
(Ford Heights Waste Tire Proj.)
7.875% 4/1/11 (c)  -  1,100,000  1,080,750
Metropolitan Pier & Expo Auth. Rfdg. (Cap.
Appreciation) (McCormick Place Expansion
Proj.) 0% 6/15/08 (MBIA Insured)  Aaa  1,155,000  568,838
  1,649,588
INDIANA - 5.6%
Fishers Econ. Dev. Rev. (1st Mtg. United Student
Funds, Inc.) 8.375% 9/1/14  -  1,500,000  1,573,124
Greensburg Ind. Econ. Dev. Rev. Rfdg.
(Kroger Co. Proj.) 7.25% 6/1/11  Ba2  1,000,000  1,030,000
Indiana Bond Bank Rev. (State Revolving Fund
Prog.) Series A, 7% 2/1/05  A  500,000  547,500
Indianapolis Arpt. Auth. Spl. Facs. Rev. (United
Airlines, Inc. Proj.) Series A, 6.50% 11/15/31 (c)  Baa2  1,000,000
977,500
  4,128,124
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
KENTUCKY - 5.9%
Kenton County Arpt. Board Arpt. Spl. Facs.
Rev. (Delta Airlines Proj.) Series A (c):
 7.125% 2/1/21  Ba1 $ 1,000,000 $ 1,028,750
  6.125% 2/1/22  Ba1  1,420,000  1,333,025
Owensboro Hosp. Rev. (Childrens Psychiatric
Hosp. Western Proj.) 13% 11/1/10  -  915,000  936,731
Winchester Ind. Bldg. Rev. Rfdg. (Kroger Co.)
7.75% 7/1/12  Ba2  1,000,000  1,057,500
  4,356,006
LOUISIANA - 1.4%
Port New Orleans Ind. Dev. Rev. Rfdg.
(Continental Grain Co. Proj.) 7.50% 7/1/13  BB-  1,000,000  1,020,000
MARYLAND - 3.4 %
Baltimore County Poll. Cont. Rev. Rfdg.
(Bethlehem Steel Proj.) Series B, 7.50 6/1/15  -  500,000  512,500
Maryland Energy Fing. Administration Ltd.
Oblig. Solid Waste Disp. Facs. Recycling
Rev. (Hagerstown Fiber Ltd. Partners 94)
9% 10/15/16  -  1,000,000  1,012,500
Northeast Maryland Waste Disp. Auth. Solid
Waste Rev. (Montgomery County Resources
Recovery Proj.) Series A, 6.30% 7/1/16 (c)  A  1,000,000  1,000,000
  2,525,000
MASSACHUSETTS - 1.7%
Massachusetts Ind. Fin. Agcy. 1st Mtg. Rev.
(Reeds Landing Proj.) 8.625% 10/1/23  -  300,000  300,750
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev:
  Series A, 5.45% 7/1/18 (AMBAC  Insured)   Aaa  500,000  464,375
  Series D, 6% 7/1/06  A  500,000  521,875
  1,287,000
MICHIGAN - 11.4%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.25% 9/30/12  A  1,500,000  1,361,250
Greater Detroit Resources Recovery Auth. Rev.
Series G, 9.25% 12/13/08  BBB-  1,000,000  1,040,000
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
 (Detroit-Macomb Hosp. Corp.) Series A:
 7.30% 6/1/01  BB+  750,000  749,063
  7.40% 6/1/13  BB+  500,000  485,000
 (Pontiac Osteopathic Hosp.) 6% 2/1/24  Baa1  1,000,000  852,500
 (Port Huron Hosp.) Series A, 7.625% 7/1/15  Baa  1,000,000  1,007,500
 (Saratoga Commty. Hosp.) 8.75% 6/1/10  -  485,000  516,525
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ltd. Oblig. Rev.
(Great Lakes Pulp & Fiber Proj.)
10.25% 12/1/16 (c)  - $ 1,000,000 $ 1,043,750
Three Rivers Area Hosp. Auth. Rev. Series A:
10.80% 11/1/04  -  180,000  184,050
 10.90% 11/1/05  -  215,000  220,105
 11% 11/1/06  -  235,000  240,581
 11% 11/1/07  -  265,000  271,294
Wayne Charter County Spl. Arpt. Facs. Rev.
(Republic Airlines, Inc. Proj.) Series C,
10.375% 12/1/15  -  500,000  518,124
  8,489,742
MISSOURI - 0.7%
Kansas City Ind. Dev. Auth. Rev.
(Kingswood United Methodist Manor Proj.)
Series 1993, 9% 11/15/13  -  500,000  535,000
NEVADA - 0.6%
Las Vegas Downtown Redev. Agcy. Tax
Increment Rev. (Sub. Lien Fremont St. Proj.)
Series A, 6.10% 6/15/14  BBB+  500,000  475,000
NEW JERSEY - 2.9%
Camden County Impt. Auth. Lease Rev.
(Dockside Refrigerated - Holt Hauling &
Warehousing) 8.40% 4/1/24 (c)  -  500,000  496,250
New Jersey Econ. Dev. Rev. Rfdg.
(Holt Hauling & Warehousing)
8.60% 12/15/17 (c)  -  500,000  510,000
New Jersey Trans. Trust Fund Auth.
Trans. Sys. Series A, 6.50% 6/15/05
(AMBAC Insured)  (b)  Aaa  1,000,000  1,111,250
  2,117,500
NEW MEXICO - 3.9%
Albuquerque Arpt. Rev. Rfdg. 6.50% 7/1/08
(AMBAC Insured) (e)  Aaa  250,000  268,438
Albuquerque Retirement Facs. Rev. Rfdg.
(La Vida Liena Proj.) Series A, 8.85% 2/1/23  -  200,000  208,000
Farmington Poll. Cont. Rev. (Pub. Svc. Co.
of New Mexico San Juan Proj.) Series A:
 6% 3/1/08  Ba2  2,040,000  1,945,650
  6.40% 8/15/23  Ba2  500,000  471,250
  2,893,338
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
NEW YORK - 6.6%
Metropolitan Trans. Auth. Svc. Contract Transit
Facs. Rev. Rfdg. Series 5, 6.90% 7/1/05  Baa1 $ 1,000,000 $ 1,077,500
New York City Gen. Oblig.
Series B, 5.60% 8/15/06  Baa1  350,000  335,125
New York City Ind. Dev. Agcy. Spl. Facs. Rev.
(Terminal One Group Assoc. Proj.)
6% 1/1/19  A  1,000,000  962,500
New York State Dorm. Auth. Rev. Rfdg.:
(State Univ. Edl. Facs.) Series A:
 5.50% 5/15/13  Baa1  250,000  232,813
  5.25% 5/15/15  Baa1  650,000  584,188
New York State Local Govt. Assistance Corp.
Rfdg. Series C, 5.50% 4/1/17  A  850,000  800,063
New York State Tollway Auth. Gen. Rev. Series B,
5% 1/1/14 (MBIA Insured)  Aaa  1,000,000  901,250
  4,893,439
NORTH CAROLINA - 1.4%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg. Series C, 7% 1/1/07  A  1,000,000  1,057,500
OHIO - 2.7%
Ohio Solid Waste Rev. (Republic Engineered
Steels Proj.) 8.25% 10/1/14 (c)  -  1,000,000  1,022,500
Solon Gen. Oblig. City Hall Impt. Rev.
5.45% 12/1/13  Aa  1,000,000  952,500
  1,975,000
OREGON - 0.7 %
Portland Swr. Sys. Rev. Series A, 6.25% 6/1/15  A1  500,000  521,250
PENNSYLVANIA - 7.3%
Delaware County Auth. 1st. Mtg. Rev.
(Riddle Village Proj.) 7% 6/1/00  -  600,000  605,250
Montgomery County Higher Ed. & Health Auth.
Hosp. Rev. (United Hosp. Proj.):
 Series A, 8.375% 11/1/03  Ba1  135,000  141,750
  Series B, 7.50% 11/1/15  Ba1  165,000  160,463
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 6.70% 9/1/14  Baa  1,500,000  1,526,250
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.
(Graduate Health Sys.) Series A,
6.25% 7/1/13  Baa1  250,000  236,875
Philadelphia Ind. Dev. Auth. Dev. Rev. (Long Term
 Care, Maplewood) 8% 1/1/24  -  500,000  516,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
PENNSYLVANIA - CONTINUED
Somerset County Hosp. Auth. Rev. (Health Care
1st Mortgage-GF Somerset Care, Inc.)
8.40% 6/1/09  - $ 415,000 $ 418,113
Southern Pennsylvania Trans. Auth. Spl. Rev.
6.50% 3/1/05 (FGIC Insured)  Aaa  1,000,000  1,101,250
Warren County Ind. Dev. Auth. Specialized
Dev. Rev. Rfdg. (Beverly Enterprises, Inc.):
 8.75% 11/1/06  -  125,000  136,719
  9% 11/1/12  -  500,000  553,125
  5,396,045
TENNESSEE - 0.7%
Memphis-Shelby County Arpt. Auth.
Arpt. Rev. Rfdg. Series B, 6.50%
2/15/09 (MBIA Insured) (c)  Aaa  500,000  539,375
TEXAS - 2.3%
East Texas Health Facs. Dev. Corp. Hosp. Rev.
(Mem. Hosp. Foundation-Palestine, Inc.)
7.80% 8/15/18  -  850,000  795,813
El Paso Prop. Fin. Auth. Single Family Mtg. Rev.
Series A, 8.70% 12/1/18 (GNMA Coll.) (c)  Aaa  795,000  854,625
Harris County Cultural & Ed. Facs. Fin. Corp. Rev.
(Space Ctr. Houston Proj.) 9.25% 8/15/15  -  300,000  90,000
  1,740,438
UTAH - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.
Rfdg. Series B, 6% 7/1/16 (MBIA Insured) (e)  Aaa  500,000  486,875
VIRGINIA - 1.4%
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A,
8.75% 11/1/24  -  1,055,000  1,069,506
WASHINGTON - 5.4%
Washington Pub. Pwr. Supply Sys.
Nuclear Proj. #2 Rev.:
 Rfdg. Series A, 0% 7/1/11 (MBIA Insured)  Aaa  1,350,000  519,750
  5.55% 7/1/10 (FGIC Insured)   Aaa  700,000  676,375
  5.41% 7/1/10 (FGIC Insured)  Aaa  2,000,000  1,920,000
  5.40% 7/1/12  Aa  1,000,000  895,000
  4,011,125
TOTAL MUNICIPAL BONDS
(Cost $68,315,758)   69,202,556
MUNICIPAL NOTES (D) - 6.9%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A)  AMOUNT  (NOTE 1)
KANSAS - 3.6%
Olathe Edl. Facs. Rev. (Kansas Independent
College Assoc. Pooled Ed. Loan Prog.)
Series 1989 A, 3.65%, LOC Hong Kong
& Shanghai Banking, VRDN  VMIG 1 $ 2,660,000 $ 2,660,000
OHIO - 2.1%
Ohio State Univ. Gen. Receipts
Series 1985 B, 3.50%, LOC Nat'l. Westminster
Bank PLC, VRDN  VMIG 1  1,600,000  1,600,000
PENNSYLVANIA - 1.2%
Pennsylvania Higher Ed. Assistance Agcy.
Student Loan Rev. Series 1988 A, 3.75%,
LOC SLMA, VRDN (c)  VMIG 1  900,000  900,000
TOTAL MUNICIPAL NOTES
(Cost $5,160,000)   5,160,000
TOTAL INVESTMENTS - 100%
(Cost $73,475,758)  $ 74,362,556
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
20 U.S. Treasury Bond   Sept. 1995 $ 2,263,125 $ (66,431)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.0%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(7.) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(8.) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $77,788.
(9.) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(10.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(11.) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 32.1% AAA, AA, A 31.9%
Baa 16.2% BBB  20.6%
Ba 9.6% BB  11.5%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 22.1% FMR has determined that unrated debt securities that are lower quality account for 20.0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care   22.4%
Industrial Development   18.5
Electric Revenue   12.7
Others (individually less than 10%)   46.4
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of invest-ment securities for income tax purposes was $73,475,758. Net unrealized appreciation aggre- gated $886,798, of which $1,997,530 related to appreciated investment securities and $1,110,732 related to depreciated investment securities.
At August 31, 1995, the fund had a capital loss carryforward of approximately $1,047,000 which will expire on August 31, 2003.
The fund has elected to defer to its fiscal year ending August 31, 1996 $1,229,000 of losses recognized during the period November 1, 1994 to August 31, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

ASSETS

Investment in securities, at value (cost $73,475,758) -                $ 74,362,556
See accompanying schedule

Interest receivable                                                     1,178,271

 TOTAL ASSETS                                                           75,540,827

LIABILITIES

Payable to custodian bank                                   $ 88,333

Payable for investments purchased                            730,593
Delayed delivery

Payable for fund shares redeemed                             6,621

Distributions payable                                        104,551

Accrued management fee                                       35,819

Payable for daily variation on futures contracts             11,875

 TOTAL LIABILITIES                                                      977,792

NET ASSETS                                                             $ 74,563,035

Net Assets consist of:

Paid in capital                                                        $ 76,015,964

Accumulated undistributed net realized gain (loss)                      (2,273,296)
on investments

Net unrealized appreciation (depreciation) on                           820,367
investments

NET ASSETS, for 7,510,852 shares outstanding                           $ 74,563,035

NET ASSET VALUE, offering price and redemption price per                $9.93
share ($74,563,035 (divided by) 7,510,852 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

INTEREST INCOME                                                           $ 4,371,704


EXPENSES

Management fee                                             $ 383,028

Non-interested trustees' compensation                       314

 TOTAL EXPENSES                                                            383,342

NET INTEREST INCOME                                                        3,988,362

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (1,234,194)

 Futures contracts                                          (305,878)      (1,540,072)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      2,531,233

 Futures contracts                                          (66,431)       2,464,802

NET GAIN (LOSS)                                                            924,730

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 4,913,092
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         AUGUST 31,      AUGUST 31,
                                                         1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 3,988,362     $ 2,447,990
Net interest income

 Net realized gain (loss)                                 (1,540,072)     (715,018)

 Change in net unrealized appreciation (depreciation)     2,464,802       (1,891,220)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          4,913,092       (158,248)
FROM OPERATIONS

Distributions to shareholders                             (3,988,362)     (2,448,988)
From net interest income

 From net realized gain                                   -               (26,999)

 In excess of net realized gain                           -               (29,073)

 TOTAL DISTRIBUTIONS                                      (3,988,362)     (2,505,060)

Share transactions                                        47,030,882      65,586,929
Net proceeds from sales of shares

 Reinvestment of distributions                            2,802,507       1,818,173

 Cost of shares redeemed                                  (37,965,544)    (20,434,677)

 Redemption fees                                          97,520          98,511

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          11,965,365      47,068,936
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 12,890,095      44,405,628

NET ASSETS

 Beginning of period                                      61,672,940      17,267,312

 End of period                                           $ 74,563,035    $ 61,672,940

OTHER INFORMATION
Shares

 Sold                                                     4,907,461       6,489,653

 Issued in reinvestment of distributions                  291,017         181,929

 Redeemed                                                 (3,987,462)     (2,039,295)

 Net increase (decrease)                                  1,211,016       4,632,287


FINANCIAL HIGHLIGHTS
      YEARS ENDED AUGUST 31,         APRIL 29, 1993
                                     (COMMENCEMENT OF
                                     OPERATIONS) TO
                                     AUGUST 31,

                                            1995       1994 C     1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 9.790    $ 10.350   $ 10.000

Income from Investment Operations            .602       .603       .209
Net interest income

 Net realized and unrealized gain (loss)     .125       (.564)     .346

 Total from investment operations            .727       .039       .555

Less Distributions                           (.602)     (.603)     (.209)
From net interest income

 From net realized gain on investments       -          (.010)     -

 In excess of net realized gain on           -          (.010)     -
investments

 Total distributions                         (.602)     (.623)     (.209)

Redemption fees added to paid in capital     .015       .024       .004

Net asset value, end of period              $ 9.930    $ 9.790    $ 10.350

TOTAL RETURN B                               7.97%      0.61%      5.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 74,563   $ 61,673   $ 17,267

Ratio of expenses to average net assets      .60%       .60%       .60% A

Ratio of net interest income to average      6.24%      6.03%      6.24% A
net assets

Portfolio turnover rate                      51%        64%        53% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF
INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Aggressive Municipal Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and losses deferred due to wash sales, futures and options and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $40,102,266 and $31,120,359, respectively.
The market value of futures contracts opened and closed during the period amounted to $11,869,848 and $9,979,033, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .60% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the funds' shareholders which amounted to $1,265.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust and the Shareholders of Spartan Aggressive Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust: Spartan Aggressive Municipal Fund, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period April 29, 1993 (commencement of operations) to August 31, 1993. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Spartan Aggressive Municipal Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period April 29, 1993 (commencement of operations) to August 31, 1993, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
October 2, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




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PRESS
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1.
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2.
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requested Fidelity fund quotes.
3.
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Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
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representative.
6.
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1.
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(purchases, redemptions, and
dividends).
2.
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3.
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4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
60B South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
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TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
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OVERNIGHT EXPRESS
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SELLING SHARES
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P.O. Box 660602
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OVERNIGHT EXPRESS
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OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Service Co.
Boston, MA
and
UMB Bank, n.a.
Kansas City, MO
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
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(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

GINNIE MAE
FUND
ANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     13   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    17   Notes to the financial statements.

REPORT OF INDEPENDENT    19   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund figures would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995               PAST 1   LIFE OF
                                            YEAR     FUND

Spartan Ginnie Mae                          11.27%   42.38%

Salomon Brothers GNMA Pass-Through          11.39%   n/a
Index

Average GNMA Fund                           10.16%   n/a

Consumer Price Index                        2.62%    14.28%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on December 27, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers GNMA Pass-Through Index - a broad measure of the GNMA market. To measure how the fund's performance stacked up against its peers, you can compare it to the average GNMA fund, which reflects the performance of 52 GNMA funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995              PAST 1   LIFE OF
                                           YEAR     FUND

Spartan Ginnie Mae                         11.27%   7.84%

Salomon Brothers GNMA Pass-Through Index   11.39%   n/a

Average GNMA Fund                          10.16%   n/a

Consumer Price Index                       2.62%    2.90%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
               Spartan Ginnie Mae Salomon Brothers GN
      12/31/90           10000.00           10000.00
      01/31/91           10104.29           10141.00
      02/28/91           10164.54           10200.83
      03/31/91           10239.66           10279.38
      04/30/91           10302.26           10387.31
      05/31/91           10368.05           10469.37
      06/30/91           10380.51           10491.36
      07/31/91           10535.21           10669.71
      08/31/91           10732.56           10862.83
      09/30/91           10902.32           11065.97
      10/31/91           11063.72           11231.96
      11/30/91           11128.99           11304.96
      12/31/91           11378.62           11587.59
      01/31/92           11291.21           11457.81
      02/29/92           11443.21           11563.22
      03/31/92           11373.35           11522.75
      04/30/92           11467.54           11621.84
      05/31/92           11671.03           11826.39
      06/30/92           11808.37           11988.41
      07/31/92           11791.74           12079.52
      08/31/92           11898.52           12246.22
      09/30/92           11982.17           12344.19
      10/31/92           11900.60           12259.01
      11/30/92           11955.78           12325.21
      12/31/92           12118.71           12466.95
      01/31/93           12269.40           12641.49
      02/28/93           12385.98           12752.73
      03/31/93           12468.37           12835.63
      04/30/93           12522.22           12901.09
      05/31/93           12592.37           12973.34
      06/30/93           12720.19           13104.37
      07/31/93           12787.91           13156.78
      08/31/93           12803.63           13183.10
      09/30/93           12802.46           13192.33
      10/31/93           12850.63           13222.67
      11/30/93           12777.48           13204.16
      12/31/93           12881.92           13304.51
      01/31/94           13025.29           13418.93
      02/28/94           12915.69           13354.52
      03/31/94           12612.69           13016.65
      04/30/94           12498.55           12938.55
      05/31/94           12515.63           12981.24
      06/30/94           12488.13           12955.28
      07/31/94           12740.52           13194.95
      08/31/94           12772.21           13208.15
      09/30/94           12606.72           13050.97
      10/31/94           12600.46           13036.62
      11/30/94           12555.14           12990.99
      12/31/94           12687.28           13128.69
      01/31/95           12956.44           13408.33
      02/28/95           13294.80           13766.34
      03/31/95           13343.77           13822.78
      04/30/95           13529.95           14013.53
      05/31/95           13956.47           14449.35
      06/30/95           14035.85           14543.27
      07/31/95           14075.42           14582.54
      08/31/95           14212.67           14712.32

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Ginnie Mae Fund on December 31, 1990, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $14,213 - a 42.13% increase on your initial investment. This assumes you still owned the fund on August 31, 1995 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Salomon Brothers GNMA Pass-Through Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $14,712 - a 47.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
             YEARS ENDED AUGUST 31,                 DECEMBER 27,
                                                    1990
                                                    (COMMENCEMENT
                                                    OF OPERATIONS) TO
                                                    AUGUST 31,

      1995   1994                     1993   1992   1991

Dividend return         7.85%    5.24%    6.51%   8.30%    5.93%

Capital appreciation     3.42%   -5.50%   1.08%    2.55%   1.60%
return

Total return            11.27%   -0.26%   7.59%   10.85%   7.53%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED AUGUST 31, 1995    PAST          PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

Dividends per share              5.68(cents)   33.76(cents)   70.69(cents)

Annualized dividend rate         6.75%         6.81%          7.34%

30-day annualized yield          6.89%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.91 over the past month, $9.84 over the past six months and $9.63 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
U.S. bond markets posted strong
returns during the 12 months
ended August 31, 1995. For the
12-month period, the Lehman
Brothers Aggregate Bond Index
- a broad measure of U.S.
taxable bonds - had a total return
of 11.30%. A strong rally starting in
November 1994 helped bonds
recover from the effects of the
sharply rising interest rate
environment seen through much
of 1994. Indications of a slowing
economy and controlled inflation
encouraged bond investors,
helping to push interest rates
down. In addition, the Federal
Reserve Board - seeking to
prevent the economy from going
into recession after raising
short-term interest rates seven
successive times in 1994 and
1995 - eased monetary policy by
lowering the fed funds rate - the
rate banks charge each other for
overnight loans - by 0.25% on
July 6 to 5.75%. Mortgage-backed
securities rode along with the rally.
The Salomon Brothers Mortgage
Index returned 10.95% during the
period. Outside of the U.S.,
markets had mixed returns.
Emerging markets rallied
somewhat from the lows caused
by Mexico's peso devaluation in
December 1994. The J.P. Morgan
Emerging Markets Bond Index
returned 3.52% during the
12-month period. Declining
interest rates and a weak U.S.
dollar helped the Salomon
Brothers World Government Bond
Index - which includes U.S.
issues - to post a 14.47% return.

An interview with Kevin Grant, Portfolio Manager of Spartan
Ginnie Mae Fund
Q. KEVIN, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended August 31, 1995, the fund had a total return of 11.27%. That compares to a total return of 10.16% for the average GNMA fund tracked by Lipper Analytical Services for the same 12-month period. The Salomon Brothers GNMA Pass-Through Index returned 11.39% for the 12 months ended August 31.
Q. WHAT HELPED THE FUND PERFORM BETTER THAN THE AVERAGE GNMA FUND?
A. During the period, Ginnie Maes generally outperformed Treasury bonds and other securities in the mortgage-backed security market. I believe other managers probably held higher percentages of their funds in Treasuries, while I kept the fund invested mostly in Ginnie Maes. In addition, much of the investor community probably was "caught short" when the bond market started rallying in the beginning of the year. That is, other funds' durations - their sensitivity to changes in interest rates - probably were a bit lower than this fund's, meaning many other funds did not benefit from the drop in interest rates as much as Spartan Ginnie Mae Fund.
Q. WHAT HAS THE BACKDROP FOR MORTGAGE-BACKED SECURITIES AND GINNIE MAES BEEN LIKE OVER THE PAST SIX MONTHS?
A. For most of the period, Ginnie Maes performed well, riding along with the general bond market rally. Then, in June, the mortgage market lagged somewhat, as investors became concerned that the drop in interest rates would lead to increased prepayment activity - when mortgage holders pay off and refinance their loans to take advantage of lower interest rates. In late June and July, that situation reversed itself and the mortgage market performed well, relative to Treasuries. In August, Ginnie Maes pretty much tracked Treasuries. Ginnie Maes, specifically, were among the best performing agency mortgage-backed securities during the past six months.
Q. WHERE HAVE YOU FOUND OPPORTUNITIES?
A. The past six months were interesting for their absence of value opportunities. I use extensive quantitative analysis to try to find securities that appear undervalued in the marketplace - those whose prices are low relative to their potential fair-value price. For a value opportunity to emerge, it's as if you need to get the market standing on "one side of the boat," attracted to particular securities. I look for cheap securities on the "other side of the boat," aiming for solid performance when the market starts heading back toward the "middle of the boat." Not much happened like this in the past six months; the market remained fairly stable, with no group of securities becoming particularly overvalued or undervalued.
Q. WHY IS THAT?
A. I believe it's because many managers learned a painful lesson during a rough 1994, with few people taking risky positions this time around. Because of the rally, market participants would have benefited from taking a more aggressive stance. As it worked out, though, most of them seem to have tracked the market.
Q. WHAT HAS BEEN YOUR STRATEGY IN THIS STABLE ENVIRONMENT?
A. I am a value-oriented investor. Ginnie Maes performed well, becoming over-priced relative to other mortgage-backed securities, as people flocked to them during the rally. That's a typical progression of events because the market tends to think of Ginnie Maes as somewhat prepayment protected; they are smaller loans, and Ginnie Mae borrowers tend to be less aggressive in refinancing than borrowers in other agency programs. I took advantage of this increase in Ginnie Mae values, by moving a portion of the fund out of Ginnie Maes into Fannie Mae and Freddie Mac mortgage-backed securities.
Q. WHAT'S YOUR OUTLOOK?
A. Mortgage-backed securities are presently priced cheaper relative to U.S. Treasuries than the average of the past 10 years. That kind of situation usually doesn't last very long. Given that, I believe mortgages have the potential to outperform Treasuries over the coming year. One situation that could cause concern would be if interest rates go down around 1%. That could cause prepayments to increase and mortgage-backed securities to underperform Treasuries. We're at a point right now where the average interest rate on outstanding mortgages is around 7.6%, while new mortgages are being offered at just below 7.8%. You can see how a drop in interest rates could increase prepayments. But even if we were to see a significant fall in interest rates and a marked increase in prepayments, that would be good for my style of management, because it would create value opportunities, shaking things up enough to send people to "one side of the boat."

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in the stocks
of North American
companies that are expected
to benefit from exporting
goods or services
START DATE: October 4, 1994
SIZE:  as of August 31, 1995,
more than $503 million
MANAGER: Arieh Coll, since
October 1994; manager,
Fidelity Select Brokerage and
Investment Management
Portfolio, 1993-1995; Fidelity
Select Software and Computer
Services Portfolio, 1991-1994;
Fidelity Select Technology
Portfolio, 1992-1993; joined
Fidelity in 1989
(checkmark)

ARIEH COLL ON HIS INVESTING
PHILOSOPHY:
"I have several personal rules
of investing that I try to
remember each time I buy
and sell a stock. They include:
(solid bullet) DON'T LOSE MONEY. It's as important, if not more important, to limit losses as it is to secure gains. Substantial losses often prove difficult to make up.
(solid bullet)  INVEST WITHIN MY CIRCLE OF
COMPETENCE. If I don't feel
completely comfortable with
an investment, I stay away.
(solid bullet) STAY FOCUSED. I try to avoid distractions that interfere with my research. The reality is that the more time one spends doing basic research, the more great companies one will likely uncover.
(solid bullet)  BE PATIENT. It may seem
obvious to me that a
company's stock is
undervalued, but sometimes it
takes a while for the stock
market to agree and push up
the price.
(solid bullet) INVEST WITH CONVICTION. If I really like a company, I try to buy a lot of its stock. Great investment ideas don't pop up every day.
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF AUGUST 31, 1995
               % OF FUND'S    % OF FUND'S INVESTMENTS
               INVESTMENTS    6 MONTHS AGO

 5 -  5.99%     0.5            0.0

 6 -  6.99%     13.3           3.9

 7 -  7.99%     27.9           42.2

 8 -  8.99%     23.8           27.5

 9 -  9.99%     17.3           14.0

10 - 10.99%     3.3            4.6

11% and over    2.0            4.7

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years    6.6    9.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years    3.7    4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF AUGUST 31, 1995* AS OF FEBRUARY 28, 1995**
Row: 1, Col: 1, Value: 11.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 44.1
Row: 1, Col: 4, Value: 44.0
Mortgage-backed
securities 96.4%
Collateralized
mortgage obligations
(CMOs) 0.5%
Short-term
investments 3.1%

Mortgage-backed
securities 88.1%
Collateralized
mortgage obligations
(CMOs) 0.0%
Short-term
investments 11.9%

Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 44.0
 * GNMA SECURITIES - 72.6%
** GNMA SECURITIES - 87.5%
INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 88.1%
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.0%
5 1/2%, 6/1/00 to 4/1/01 $ 2,594,472 $ 2,501,228
6 1/2%, 7/1/22 to 9/1/24  9,832,355  9,442,857
8 1/2%, 10/1/18 to 2/1/19  31,752  32,803
9%, 7/1/08 to 7/1/21   5,998,254  6,288,065
9 3/4%, 12/1/08 to 4/1/13  572,934  602,709
10%, 1/1/09 to 11/1/20  8,086,864  8,736,927
10 1/4%, 8/1/10 to 11/1/16  1,327,747  1,429,583
10 1/2%, 1/1/16 to 12/1/20  4,865,710  5,285,683
11 1/4%, 9/1/13  242,900  264,266
12%, 5/1/10 to 2/1/17  777,991  862,890
12 1/2%, 11/1/12 to 5/1/15  1,449,379  1,608,811
13%, 11/1/12 to 11/1/14  335,676  374,279
13 1/2%, 1/1/13 to 12/1/14  158,234  177,222
  37,607,323
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.5%
6%, 2/1/24 to 5/1/24  1,593,367  1,494,770
6 1/2%, 1/1/24 to 4/1/24  5,033,491  4,835,273
7%, 12/1/23 to 11/1/24  15,598,048  15,341,058
7 1/2%, 7/1/25 to 8/1/25  10,099,998  10,131,508
11%, 8/1/10  779,312  864,546
12 1/4%, 12/1/14 to 6/1/15  35,544  39,453
12 1/2%, 11/1/13 to 5/1/21  1,706,446  1,898,421
13 1/4%, 9/1/11  585,910  651,825
  35,256,854
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 72.6%
6%, 11/1/08 to 9/1/10  35,193,670  34,137,860
6 1/2%, 11/1/23 to 8/1/25  13,431,853  12,875,826
7%, 12/1/07 to 3/1/24  62,864,100  61,912,501
7 1/2%, 10/1/22 to 8/1/25  43,819,124  44,065,236
8%, 6/1/16 to 9/1/25  61,485,733  63,173,046
8 1/2%, 2/1/16 to 5/1/25  46,675,875  48,853,987
9%, 12/1/04 to 9/1/25  37,788,084  39,686,370
9 1/2%, 9/1/24 (a)  3,400,000  3,610,392
9 1/2%, 3/1/01 to 9/1/24  29,044,773  31,112,928
10 1/2%, 9/1/00  191,536  201,231
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
11%, 7/1/10 to 1/1/16 $ 421,357 $ 470,074
11 1/2%, 10/1/10 to 12/1/15  321,811  363,041
12%, 12/1/12 to 1/1/15  986,155  1,103,391
12 1/2%, 9/1/14  50,600  57,306
13%, 9/1/13 to 1/1/15  758,368  852,215
  342,475,404
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-
BACKED SECURITIES (Cost $401,719,831)   415,339,581
REPURCHASE AGREEMENTS - 11.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a
joint trading account, at 5.82%
dated 8/31/95 due 9/1/95  $ 55,952,044  55,943,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $457,662,831)  $ 471,282,581
LEGEND
(1.) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $467,766,998. Net unrealized appreciation aggregated $3,515,583, of which $6,109,771 related to appreciated investment securities and $2,594,188 related to depreciated investment securities.
At August 31, 1995, the fund had a capital loss carryforward of approximately $15,877,000 all of which will expire on August 31, 2003.
The fund has elected to defer to its fiscal year ending August 31, 1996 approximately $2,663,000 of losses recognized during the period November 1, 1994 to August 31, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

ASSETS

Investment in securities, at value (including repurchase                   $ 471,282,581
agreements of $55,943,000) (cost $457,662,831) -
See accompanying schedule

Cash                                                                        272,645

Receivable for investments sold                                             833,171

Interest receivable                                                         2,649,464

 TOTAL ASSETS                                                               475,037,861

LIABILITIES

Payable for investments purchased                           $ 51,040,118
Regular delivery

 Delayed delivery                                            3,593,257

Distributions payable                                        539,028

Accrued management fee                                       228,657

 TOTAL LIABILITIES                                                          55,401,060

NET ASSETS                                                                 $ 419,636,801

Net Assets consist of:

Paid in capital                                                            $ 435,853,990

Distributions in excess of net investment income                            (1,194,761)

Accumulated undistributed net realized gain (loss)                          (28,642,178)
on investments

Net unrealized appreciation (depreciation) on                               13,619,750
investments

NET ASSETS, for 42,085,792 shares outstanding                              $ 419,636,801

NET ASSET VALUE, offering price and redemption price per                    $9.97
share ($419,636,801 (divided by) 42,085,792 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

INVESTMENT INCOME                                                        $ 30,470,511
Interest

EXPENSES

Management fee                                             $ 2,489,882

Non-interested trustees' compensation                       1,994

 TOTAL EXPENSES                                                           2,491,876

NET INVESTMENT INCOME                                                     27,978,635

REALIZED AND UNREALIZED GAIN (LOSS)                                       (3,361,454)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      15,806,886

 Delayed delivery commitments                               (9,799)       15,797,087

NET GAIN (LOSS)                                                           12,435,633

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 40,414,268
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED       YEAR ENDED
                                                         AUGUST 31,       AUGUST 31,
                                                         1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 27,978,635     $ 37,828,118
Net investment income

 Net realized gain (loss)                                 (3,361,454)      (33,092,333)

 Change in net unrealized appreciation (depreciation)     15,797,087       (6,929,550)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          40,414,268       (2,193,765)
FROM OPERATIONS

Distributions to shareholders                             (28,060,611)     (27,176,375)
From net investment income

 In excess of net realized gain                           -                (4,300,957)

 TOTAL DISTRIBUTIONS                                      (28,060,611)     (31,477,332)

Share transactions                                        101,131,175      78,976,702
Net proceeds from sales of shares

 Reinvestment of distributions                            20,761,254       23,657,169

 Cost of shares redeemed                                  (115,626,833)    (351,849,693)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          6,265,596        (249,215,822)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 18,619,253       (282,886,919)

NET ASSETS

 Beginning of period                                      401,017,548      683,904,467

 End of period (including distributions in excess        $ 419,636,801    $ 401,017,548
of net investment income of $1,194,761 and
$491,682, respectively)

OTHER INFORMATION
Shares

 Sold                                                     10,429,984       7,887,946

 Issued in reinvestment of distributions                  2,153,968        2,380,934

 Redeemed                                                 (12,104,724)     (35,239,181)

 Net increase (decrease)                                  479,228          (24,970,301)


FINANCIAL HIGHLIGHTS
      YEARS ENDED AUGUST 31,                     DECEMBER 27,
                                                 1990
                                                 (COMMENCEMENT
                                                 OF OPERATIONS) TO
                                                 AUGUST 31,

      1995   1994 D   1993   1992   1991




SELECTED PER-SHARE
DATA

Net asset value, beginning                                           $ 9.640     $ 10.270    $ 10.400    $ 10.160    $ 10.000
of period

Income from Investment                                               .690        .332        .800        .832        .578
Operations
Net investment income

 Net realized and                                                     .347        (.359)      (.050)      .236        .154
 unrealized gain (loss)

 Total from investment                                                1.037       (.027)      .750        1.068       .732
 operations

Less Distributions                                                      (.707)      (.533)      (.640)      (.808)      (.572)
From net investment
 income

 From net realized gain                                                -           -           (.240)      (.020)      -
 on investments

 In excess of net realized                                             -           (.070)      -           -           -
 gain on investments

 Total distributions                                                   (.707)      (.603)      (.880)      (.828)      (.572)

Net asset value, end of                                               $ 9.970     $ 9.640     $ 10.270    $ 10.400    $ 10.160
period

TOTAL RETURN B, C                                                     11.28       (0.25)      7.61        10.86       7.53%
                                                                      %           %           %           %

RATIOS AND
SUPPLEMENTAL DATA

Net assets, end of period                                               $ 419,637   $ 401,018   $ 683,904   $ 837,588   $ 422,498
(000 omitted)

Ratio of expenses to                                                  .65         .65         .41         .17         .25% A
average net assets                                                   %           %           %           %

Ratio of expenses to                                                   .65         .65         .65         .65         .65% A
average net assets                                                   %           %           %           %
before expense
reductions

Ratio of net investment                                              7.30        7.36        7.63        8.09        8.69% A
income to average net                                               %           %           %           %
assets

Portfolio turnover rate                                               229         285         241         168         41% A
                                                                     %           %           %           %

D ANNUALIZED
E THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN.
F TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED.
G EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION,
DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL
GAIN, AND RETURN OF CAPITAL
DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT
INCOME PER SHARE MAY
REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Ginnie Mae Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income is accrued as earned.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $871,658,289 and $872,256,838, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $11,999 for the period.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union
Street Trust and the Shareholders of
Spartan Ginnie Mae Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust: Spartan Ginnie Mae Fund, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period December 27, 1990 (commencement of operations) to August 31, 1991. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Spartan Ginnie Mae Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 27, 1990 (commencement of operations) to August 31, 1991, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
October 2, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING
CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR
NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR
RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
60B South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Kevin Grant, Vice President
Fred L. Henning Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
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The Bank of New York
New York, NY
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(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

INTERMEDIATE MUNICIPAL
FUND
ANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     19   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    23   Notes to the financial statements.

REPORT OF INDEPENDENT    26   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns, dividends and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                PAST 1   LIFE OF
                                             YEAR     FUND

Spartan Intermediate Municipal               7.49%    13.69%

Lehman Brothers Municipal Bond               8.87%    n/a
Index

Average Intermediate Municipal Bond          7.09%    n/a
Fund

Consumer Price Index                         2.62%    6.18%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on April 26, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad measure of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average intermediate municipal bond fund, which reflects the performance of 106 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995              PAST 1   LIFE OF
                                           YEAR     FUND

Spartan Intermediate Municipal             7.49%    5.61%

Lehman Brothers Municipal Bond Index       8.87%    n/a

Average Intermediate Municipal Bond Fund   7.09%    n/a

Consumer Price Index                       2.62%    2.60%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Spartan IntermeMunicipal Bond Ind
     04/30/93       10000.00          10000.00
     05/31/93       10042.52          10056.20
     06/30/93       10223.32          10224.04
     07/31/93       10237.67          10237.43
     08/31/93       10494.62          10450.57
     09/30/93       10638.84          10569.61
     10/31/93       10653.55          10590.01
     11/30/93       10584.29          10496.71
     12/31/93       10814.44          10718.29
     01/31/94       10921.59          10840.70
     02/28/94       10650.20          10559.92
     03/31/94       10215.12          10129.92
     04/30/94       10249.15          10215.82
     05/31/94       10369.19          10304.40
     06/30/94       10349.96          10241.44
     07/31/94       10513.54          10429.16
     08/31/94       10549.03          10465.25
     09/30/94       10432.96          10311.62
     10/31/94       10296.33          10128.48
     11/30/94       10081.48           9945.36
     12/31/94       10270.03          10164.26
     01/31/95       10513.09          10454.75
     02/28/95       10751.29          10758.77
     03/31/95       10873.54          10882.39
     04/30/95       10894.99          10895.23
     05/31/95       11117.46          11242.90
     06/30/95       11094.08          11144.53
     07/31/95       11172.23          11250.18
     08/31/95       11335.58          11392.83

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Intermediate Municipal Fund on April 30, 1993, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment with dividends reinvested would have grown to $11,341 - a 13.41% increase on your initial investment. This assumes you still owned the fund on August 31, 1995, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,393 - an 13.93% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED AUGUST 31,          APRIL 26, 1993
                                      (COMMENCEM
                                      ENT OF
                                      OPERATIONS) TO
                                      AUGUST 31,

      1995                     1994   1993

Dividend returns               5.26%   4.99%    1.82%

Capital appreciation returns   2.23%   -4.48%   3.39%

Total returns                  7.49%   0.51%    5.21%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1995            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.99(cents)   23.98(cents)   48.96(cents)

Annualized dividend rate                 4.74%         4.80%          5.04%

30-day annualized yield                  4.94%         -              -

30-day annualized tax-equivalent yield   7.72%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.92 over the past month, $9.91 over the past six months and $9.72 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If the advisor had not reimbursed certain portfolio expenses during the period shown, the yield and tax-equivalent yield would have been 4.84% and 7.56%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The municipal bond market
posted strong returns for the 12
months ended August 31, 1995.
For the 12-month period, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
tax-free market - had a total return
of 8.87%. By comparison, the
Lehman Brothers Aggregate
Bond Index - a proxy of
investment-grade taxable bonds
- returned 11.30%. A strong rally
starting in November 1994
helped municipal bonds recover
from the effects of the sharply
rising interest rate environment
seen through much of 1994. A
relatively tame inflationary
environment coupled with
indications of a slowing economy
encouraged bond investors,
helping to push interest rates down
throughout the period. In addition,
the Federal Reserve Board -
seeking to prevent the economy
from going into recession -
eased formerly tight credit
conditions by lowering the fed funds
rate - the rate banks charge
each other for overnight loans -
by 0.25% on July 6 to 5.75%.
Performance among taxable and
tax-free issues was not uniform
during the period. While municipal
bonds performed better than
comparable Treasury issues in the
first quarter of 1995, this trend
reversed later in the year. Ongoing
concerns related to the bankruptcy
of Orange County, California, and
the threat of tax reform
dampened investor interest,
causing municipal prices to
compress relative to taxable
issues. The rally rekindled at the
end of August, aided by a
tightening supply of municipal
debt securities.

NOTICE TO SHAREHOLDERS: On
October 1, 1995, Norman Lind (right photo) became portfolio manager of Spartan Intermediate Municipal Fund. The following is an interview with David Murphy - who managed the fund during the period covered by this report - with some comments from Norm Lind on his outlook for the fund and the municipal market.
Q. DAVID, HOW DID THE FUND PERFORM?
D.M. Fairly well compared to its peers. For the year ended August 31, 1995, the fund had a total return of 7.49%. That compared to the average intermediate municipal bond fund's return of 7.09% for the same period, as tracked by Lipper Analytical Services.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
D.M. One of the primary factors was the fund's structure. During the fall of 1994, I had "barbelled" the fund. That means that most of the fund's investments were in bonds with maturities of less than one year on one end of the barbell, or in bonds with maturities between 10 and 15 years on the other. I did that because the yield curve - the difference in yields between bonds of various maturities - was steep. That meant that investors were rewarded with a fairly significant amount of additional yield by investing in bonds with longer maturities. Also, I expected the yield curve to flatten, which it did throughout the early part of the spring of 1995. When the yield curve flattens, the value of longer-term bonds can rise more
- on a relative basis - than shorter-term bonds. When the flattening occurred as I had expected, the barbell structure helped the fund's overall performance.
Q. ONCE THAT FLATTENING HAD OCCURRED, DID YOU STRUCTURE THE FUND
DIFFERENTLY?
D.M. Yes, because I anticipated that the yield curve would steepen once again. To take advantage of that steepening, I changed the fund so that it had more of a "bulleted" structure, which is the opposite of a barbell. With a bulleted structure, the fund has a heavy concentration in a particular maturity range. In this case, I bulleted the fund with a heavy concentration in bonds with maturities between five and 10 years. Because the yield curve steepened fairly dramatically in the past six months, having a bulleted structure also benefited the fund. At the end of the period, I began to move back toward a more barbelled structure since I anticipate the yield curve will not steepen much more.
Q. WHAT OTHER FACTORS HELPED PERFORMANCE?
D.M. Student loan bonds performed well over the past six months. These bonds historically have been perceived to carry the risk of being paid off prior to their scheduled maturities. To compensate for that risk, they carry an above-average yield. Recently, however, the municipal bond market seems to have realized that the risk of pre-payment for many of these student loan programs is not that high, so investors became more willing to pay a higher price to own these bonds. I sold some student loan bonds to lock in their gains. However, student loan bonds remain attractive because of their relatively high yields. Even after I sold some, they still accounted for the fund's second-largest sector concentration at the end of the period. Denver Airport bonds - which made up about 5.6% of the fund's investments - also did quite well. You may recall that these bonds suffered when the airport's opening was delayed. But once the airport opened in February, the bonds performed quite well.
Q. THERE HAS BEEN SOME INCREASE IN THE FUND'S STAKE IN HIGH-RATED BONDS. WHAT WAS BEHIND THAT MOVE?
D.M. That was related primarily to the selling of some student loan bonds, most of which were rated A by Moody's Investors Service and the purchase of Aaa-rated bonds. The difference in yields between bonds rated A and Aaa was small, or tight, so when I made the switch to Aaa bonds, I didn't have to sacrifice a lot of yield to upgrade the overall credit quality of the portfolio.
Q. TURNING TO YOU NORM, WHAT'S AHEAD FOR THE FUND?
N.L. I want to assure shareholders that David and I have been working closely together for many years and that our investment philosophy and style are similar. Therefore most of the changes I make to the fund's holdings will result from market conditions and opportunities, rather than from a different approach. Having said that, I'll probably continue the process that David began toward the end of the period of moving the fund toward more of a barbelled structure. Other than that, for the most part, I will choose bonds with current prices I think understate their true value, with the expectation that they will appreciate later and capture their full value.

FUND FACTS
GOAL: to provide high
current income exempt from
federal taxes by investing in
high-grade and
medium-grade securities
START DATE: April 26, 1993
SIZE: as of August 31, 1995,
more than $219 million
MANAGER: Norman Lind,
as of October 1, 1995;
manager Fidelity Advisor
Short-Intermediate
Tax-Exempt Fund, Spartan
New York Intermediate
Municipal and Spartan
Short-Intermediate Municipal
Portfolios, as of October 1,
1995; Fidelity New York
Tax-Free High Yield, Fidelity
New York Tax-Free Insured,
and Spartan New York High
Yield Portfolios, since 1993;
joined Fidelity in 1986
(checkmark)
NORM LIND'S OUTLOOK FOR THE
MUNICIPAL BOND MARKET:
"There are several factors
that will determine the
municipal bond market's
direction over the next six
months. Chief among them is
the direction of the economy,
inflation and interest rates. In
my view, the economy is
currently at a pivotal point.
There aren't any definitive
signs about where we're
heading but there are three
choices: a "soft landing," in
which economic growth is
slow but steady and inflation
stays low; a recession; or a
fast-growing, inflationary
environment. Until that
question is resolved,
municipal prices are likely to
remain generally in their
current range.
"In the spring and summer,
talk of a flat tax - under
which all individuals would be
taxed at a uniform rate and
deductions would be eliminated
- caused the municipal mar-ket
to be somewhat volatile. We
could see some continued
volatility as the flat tax and
other federal tax proposals
fade in and out of public
debate. In my view, it's
unlikely that a flat tax will be
enacted before 1997, if ever,
and the municipal bond
market overreacted.
"On a more positive note,
the net amount of municipal
bonds outstanding is
shrinking. Assuming that
demand for tax-free bonds
remains constant, lower
supply could be a positive
for the municipal market."
INVESTMENT CHANGES


TOP FIVE STATES AS OF AUGUST 31, 1995
             % OF FUND'S    % OF FUND'S
             INVESTMENTS    INVESTMENTS
                            6 MONTHS AGO

Texas        13.1           12.2

California   9.3            13.4

New York     8.2            10.3

Colorado     7.8            5.1

Michigan     6.1            5.7

TOP FIVE SECTORS AS OF AUGUST 31, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    6 MONTHS AGO

General Obligation   21.2           17.5

Education            18.2           27.4

Special Tax          10.7           9.9

Health Care          9.6            11.1

Electric Revenue     9.1            6.3

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   8.4   8.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL THE PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years    5.9    6.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Row: 1, Col: 1, Value: 9.1
Row: 1, Col: 2, Value: 1.6
Row: 1, Col: 3, Value: 2.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 26.2
Row: 1, Col: 6, Value: 61.0
Row: 1, Col: 1, Value: 11.5
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 2.6
Row: 1, Col: 5, Value: 26.8
Row: 1, Col: 6, Value: 56.4
Aaa, Aa, A 63.0%
Baa 26.2%
Ba 0.0%
Caa 1.1%
Non-rated 0.6%
Short-term
investments 9.1%
Aaa, Aa, A 58.6%
Baa 26.8%
Ba  1.6%
Caa 0.9%
Non-rated 0.6%
Short-term
investments 11.5%
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 90.9%
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
ALASKA - 5.6%
North Slope Borough (Cap. Appreciation)
Series A:
 0% 6/30/01 (MBIA Insured)  Aaa $ 12,000,000 $ 9,060,000
  0% 6/30/02 (MBIA Insured)  Aaa  3,950,000  2,824,250
  0% 6/30/03 (MBIA Insured)  Aaa  1,500,000  1,012,500
  12,896,750
ARIZONA - 2.0%
Maricopa County Commty. College Dist.
Series A, 6% 7/1/09  Aa  2,000,000  2,085,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Rfdg.
Arpt. Impts. Series A, 5.85% 7/1/01 (d)  Aa  2,420,000  2,556,125
  4,641,125
CALIFORNIA - 9.3%
California Edl. Facs. Auth. Rev. (Stanford Univ.)
Series J, 6% 11/1/05  Aaa  2,000,000  2,137,500
California Statewide Commty. Dev. Auth. Rev. Ctfs.
of Prtn. Insured Hosp. Rfdg. (Triad Healthcare)
5.90% 8/1/01  A  1,115,000  1,115,000
California Univ. Hsg. Sys. Rev. Rfdg. (Hsg. Sys.)
Series A, 8% 11/1/00  Aaa  1,000,000  1,158,750
Carson Redev. Agcy. Rfdg. (Redev. Proj. Area 2)
(Tax Allocation):
 5.40% 10/1/01  Baa  1,350,000  1,324,688
  5.50% 10/1/02  Baa  1,320,000  1,291,950
  5.60% 10/1/03  Baa  1,500,000  1,466,250
  5.625% 10/1/04  Baa  1,085,000  1,052,450
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.):
 5.50% 7/1/01  BBB-  2,300,000  2,311,500
  5.60% 7/1/02  BBB-  1,800,000  1,809,000
  5.80% 7/1/04  BBB-  1,300,000  1,304,875
Clovis Unified School Dist. (Cap. Appreciation)
Series B, 0% 8/1/02 (MBIA Insured)  Aaa  5,700,000  4,068,375
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.):
 5.70% 9/1/02  Caa  1,170,000  1,137,825
  6% 9/1/05  Caa  1,335,000  1,288,275
  21,466,438
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
COLORADO - 6.5%
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.25% 2/1/04  Baa $ 2,000,000 $ 2,032,500
Denver City & County Arpt. Rev. (d):
Series A:
 8.25% 11/15/02  Baa  730,000  841,325
  0% 11/15/04  Baa  2,070,000  1,226,475
 Series C:
 5.35% 11/15/96  Baa  1,035,000  1,038,881
  6.55% 11/15/03  Baa  2,660,000  2,822,925
 (Cap. Appreciation) Series D:
 0% 11/15/03  Baa  5,320,000  3,351,600
   0% 11/15/05 (MBIA Insured)   Aaa  2,250,000  1,338,750
  0% 11/15/06   Baa  4,500,000  2,328,750
  14,981,206
CONNECTICUT - 1.3%
Connecticut Health & Edl. Facs. Auth. Rev. Rfdg.
(Quinnipiac College) Series D:
 4.90% 7/1/98  BBB-  2,000,000  1,975,000
  5.625% 7/1/03  BBB-  1,100,000  1,069,750
  3,044,750
DISTRICT OF COLUMBIA - 2.5%
District of Columbia Hosp. Rev. Rfdg.
(Medlantic Healthcare Group):
 Series A, 5.50% 8/15/06 (MBIA Insured)  Aaa  1,100,000  1,120,625
  Series B, 6.125% 8/15/99  Baa1  4,520,000  4,553,900
  5,674,525
FLORIDA - 4.4%
Broward County Resources Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  705,000  786,075
Dade County Aviation Rev. Rfdg. Series E, 6%
10/1/09 (AMBAC Insured)  Aaa  500,000  531,875
Dade County School Dist. Series 95, 5.50%
8/1/04 (MBIA Insured)  Aaa  1,950,000  2,052,375
Florida State Tpk. Auth. Tpk. Rev. (Dept. Trans.)
Series A, 5.50% 7/1/06 (AMBAC Insured)  Aaa  1,100,000  1,138,500
Hillsborough County Rfdg. (Environmentally
Sensitive LDS Acquisition & Protection) 6%
7/1/02 (AMBAC Insured)  Aaa  2,080,000  2,256,800
Hillsborough County Port Dist. Spl. Rev. Rfdg.
(Tampa Port. Auth.) 6.50% 6/1/02
(FSA Insured) (d)  Aaa  2,000,000  2,197,500
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien)
6.50% 10/1/06 (FGIC Insured) (b)  Aaa  1,000,000  1,091,250
  10,054,375
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
INDIANA - 1.8%
Indianapolis Resources Recovery Rev. (b):
6.75% 12/1/04 (AMBAC Insured)  Aaa $ 1,325,000 $ 1,409,469
 6.75% 12/1/05 (AMBAC Insured)  Aaa  2,675,000  2,848,875
  4,258,344
IOWA - 1.9%
Iowa Student Loan Liquidity Corp. Student Loan
Rev. Rfdg. Sr. Series B, 5.75% 12/1/07 (d)  Aaa  4,500,000  4,466,250
MARYLAND - 3.2%
Maryland Health & Higher Ed. Facs. Auth. Rev.
Rfdg. (Howard County General Hosp.)
5.125% 7/1/03  Baa1  2,220,000  2,153,400
Northeast Maryland Waste Disp. Auth. Solid
Waste Rev. (Montgomery County Resources
Recovery Proj.) Series A, 5.80% 7/1/04 (d)  A  3,375,000  3,476,250
Prince Georges County Rev. Rfdg. (Dimensions
Health Corp. Proj.) 4.75% 7/1/03  A  1,750,000  1,660,313
  7,289,963
MASSACHUSETTS - 1.7%
New England Ed. Loan Marketing Corp. Rfdg.
(Student Loan) Series E,
5% 7/1/99  A1  4,000,000  4,035,000
MICHIGAN - 6.1%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.125% 9/30/05  A  10,830,000  10,667,550
Michigan Hosp. Fin. Auth. Rev.
(Daughters of Charity)
10% 11/1/15  Aa  3,385,000  3,482,319
  14,149,869
MISSISSIPPI - 2.7%
Jackson Pub. School Dist. Rfdg.:
6% 4/1/06 (FGIC Insured)  Aaa  1,915,000  2,034,688
 6% 4/1/07 (FGIC Insured)  Aaa  1,005,000  1,064,044
Rankin County School Dist.:
7.75% 2/1/02 (MBIA Insured)  Aaa  1,280,000  1,488,000
 7.75% 2/1/03 (MBIA Insured)  Aaa  1,370,000  1,616,600
  6,203,332
NEW HAMPSHIRE - 1.7%
New Hampshire Higher Edl. & Health Facs. Auth.
Rev. (Frisbie Mem. Hosp.) 5.70% 10/1/04  Baa  4,145,000  3,974,019
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
NEW MEXICO - 3.8%
Albuquerque Arpt. Rev. Rfdg. 6.50% 7/1/07
(AMBAC Insured) (b)  Aaa $ 1,400,000 $ 1,510,250
New Mexico Edl. Assistance Foundation
Student Loan Rev. Sr. Series IV A-1 7.05%
3/1/10 (d)  Aaa  5,375,000  5,643,750
Rio Rancho Wtr. & Waste Sys. Rev. Series A, 8%
5/15/04 (FSA Insured)  Aaa  1,420,000  1,721,750
  8,875,750
NEW YORK - 7.3%
Hempstead Town Ind. Dev. Agcy. Resources
Recovery Rev. (American Ref. Fuel Co.)
7.40% 12/1/10  Baa1  7,345,000  7,675,525
New York State Ctfs. of Prtn. 6.70% 9/1/97  Baa1  1,800,000  1,878,750
New York State Dorm. Auth. Rev. (City Univ. Sys.)
Series B, 5.75% 7/1/06  Baa1  1,080,000  1,088,100
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev. Rfdg. (New York State
Elec. & Gas Corp.) Series E, 5.90% 12/1/06
(MBIA Insured)  Aaa  4,000,000  4,280,000
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A,
6.40% 1/1/04  Baa1  1,785,000  1,907,719
  16,830,094
OHIO - 1.6%
Franklin County Rev.
(Online Computer Library Ctr. Proj.):
 4.80% 4/15/97  -  500,000  501,875
  5% 4/15/98  -  560,000  564,900
  5.65% 4/15/01  -  340,000  350,200
Ohio Bldg. Auth. Rev. (State Facs. Admin. Bldg.
Fund Proj.) Series A, 6.30% 10/1/11  A1  2,000,000  2,080,000
Ohio Econ. Dev. Rev. (Ohio State Dev.
Commission Globe Industries Proj.)
Series 1, 7.75% 6/1/96 (d)  A-  80,000  80,400
  3,577,375
OKLAHOMA - 0.5%
Tulsa Arpt. Impt. Gen. Rev. 7.70% 6/1/13,
(MBIA Insured) (Pre-Refunded to 6/1/02
@ $100) (d) (e)   Aaa  1,000,000  1,171,250
PENNSYLVANIA - 4.9%
Allegheny County Ind. Dev. Auth. Rev.
Rfdg. (Environmental Impt.)
Series B, 5.30% 12/1/96  Baa3  4,010,000  4,025,038
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 6.60% 9/1/09  Baa  4,000,000  4,070,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Gen. Oblig. 5% 9/1/09  A1 $ 1,250,000 $ 1,185,938
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Temple Univ. Hosp.) Series A,
5.60% 11/15/97  Baa1  2,100,000  2,121,000
  11,401,976
SOUTH CAROLINA - 1.8%
South Carolina Ed. Assistance Auth. Rev.
5.70% 9/1/05 (d)  AA  2,000,000  1,997,500
South Carolina Pub. Svc. Auth. Rev. Rfdg.
Series A, 6.25% 1/1/05 (MBIA Insured) (b)  Aaa  2,000,000  2,077,500
  4,075,000
SOUTH DAKOTA - 2.2%
South Dakota Student Loan Fin. Corp. Student
Loan Rev. Series A, 6.15% 8/1/03 (d)  A+  5,000,000  5,175,000
TENNESSEE - 0.8%
Memphis-Shelby County Arpt. Auth. Arpt. Rev.
Rfdg. Series B, 6.50% 2/15/09
(MBIA Insured) (d)  Aaa  1,750,000  1,887,813
TEXAS - 11.4%
Alief Independent School Dist. Rev.:
7% 2/15/03 (PSF Guaranteed)  Aaa  1,125,000  1,272,656
 7% 2/15/04 (PSF Guaranteed)  Aaa  1,125,000  1,281,094
 7% 2/15/05 (PSF Guaranteed)  Aaa  1,125,000  1,286,719
Arlington Independent School Dist. Rfdg. &
Impt. Rev.:
6.50% 2/15/02 (PSF Guaranteed)  Aaa  1,000,000  1,097,500
  6.50% 2/15/03 (PSF Guaranteed)  Aaa  1,500,000  1,655,625
 6.50% 2/15/05 (PSF Guaranteed)  Aaa  1,500,000  1,666,875
Brazos Higher Ed. Auth. Student Loan Rev.
Rfdg. Series C-1 (d):
 5.60% 6/1/03  Aaa  6,750,000  6,834,371
  5.70% 6/1/04  Aaa  2,500,000  2,534,375
Central Texas Higher Ed. Auth. Student Loan Rev.
Rfdg. Sr. Series A, 5.10% 12/1/03 (d)  Aaa  3,000,000  2,913,750
Corpus Christi Util. Sys. Rev. 5.20% 7/15/14
(MBIA Insured)  Aaa  1,115,000  1,018,831
Katy Independent School Dist. Rfdg. Ltd. Tax
(Cap. Appreciation) Series A, 0% 2/15/07
(PSF Guaranteed)  Aaa  400,000  213,000
Socorro Independent School Dist. Rfdg. Unltd.
Tax (Cap. Appreciation) 0% 9/1/04
(PSF Guaranteed)  Aaa  3,000,000  1,908,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
TEXAS - CONTINUED
Texas Muni. Pwr. Agcy. Rev. Rfdg. 9% 9/1/97
(Escrowed to Maturity) (e)  A1 $ 500,000 $ 546,250
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. Series B,
6.20% 2/1/05 (AMBAC Insured)  Aaa  2,000,000  2,190,000
  26,419,796
UTAH - 0.9%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.
Rfdg. Series B, 6.25% 7/1/03
(MBIA Insured) (b)  Aaa  2,000,000  2,152,500
VIRGINIA - 1.7%
Fairfax County Econ. Dev. Auth. Resources
Recovery Rev. (Ogden Martin Sys. Proj.)
Series A, 7.75% 2/1/11 (d)  A1  2,295,000  2,510,156
Norfolk Wtr. Rev. 5.60% 11/1/11  A1  1,485,000  1,477,575
  3,987,731
WASHINGTON - 3.3%
Port Longview Ind. Dev. Corp. Solid Waste Disp.
Rev. (Weyerhaeuser Co. Proj.) 6.875%
10/1/08  A2  1,650,000  1,790,250
Washington Gen Oblig.:
Series A, 6.50% 7/1/03  Aa  1,000,000  1,115,000
 Series 96-A, 6.75% 7/1/04  Aa  1,555,000  1,770,756
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.
(Nuclear Proj. #3) Series B:
 (Cap. Apprecitation) 0% 7/1/07  Aa  4,000,000  1,990,000
  0% 7/1/10  Aa  2,250,000  902,813
  7,568,819
TOTAL MUNICIPAL BONDS
(Cost $207,446,354)   210,259,050
MUNICIPAL NOTES (C) - 9.1%
ALABAMA - 0.5%
Phenix City Ind. Dev. Board Environmental
Impt. Board (Mead Coated Board. Proj.)
3.60%, LOC Toronto Dominion Bank,
VRDN (d)  A-1+  1,100,000  1,100,000
COLORADO - 1.3%
Colorado Gen. Fund TRAN 4.50% 6/27/96    3,000,000  3,016,740
GEORGIA - 1.0%
Burke County Dev. Auth. Poll. Cont. Rev. (Georgia
Pwr. Co.) Series 1994, 3.40%, VRDN  VMIG 1  2,200,000  2,200,000
MUNICIPAL NOTES (C) - CONTINUED
 MOODY'S RATINGS  PRINCIPAL VALUE
 (UNAUDITED) (A)  AMOUNT  (NOTE 1)
NEW YORK - 0.9%
New York State Job Dev. Auth. Spl. Purp.
Bonds Series 1992, 3.45%, LOC Sumitomo
Bank, VRDN (d)  VMIG 1 $ 2,000,000 $ 2,000,000
PENNSYLVANIA - 2.3%
Pennsylvania Energy Dev. Auth. Energy Dev.
Rev. (B&W Edensburg Proj.) Series 1986,
3.55%, LOC Swiss Bank Corp., VRDN (d)  VMIG 1  4,300,000  4,300,000
Schuylkill County Ind. Dev. Auth. Resources
Recovery Rev. (Westwood Energy Prop.)
Series 1985, 3.60%, LOC Fuji Bank, VRDN  P-1  1,100,000  1,100,000
  5,400,000
TEXAS - 1.7%
Texas Gen. Oblig. TRAN Series 1995 A,
4.75% 8/30/96   MIG 1  4,000,000  4,032,240
VIRGINIA - 1.0%
Richmond Ind. Dev. Auth. Rev. (Cogentrix Richmond,
Inc. Proj.) Series 1990 A, 3.75%, LOC Banque
Paribas, VRDN (d)  -  1,200,000  1,200,000
Southampton County Ind. Dev. Auth. Facs. Rev.
(Hadson Pwr. #11-Southampton Proj.)
Series 1990 A, 3.70%,
LOC Cr. Suisse, VRDN (d)  -  1,000,000  1,000,000
  2,200,000
WISCONSIN - 0.4%
Wisconsin Gen. Oblig. TRAN 4.50% 6/17/96  MIG 1  1,000,000  1,005,620
TOTAL MUNICIPAL NOTES
(Cost $20,953,856)   20,954,600
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $228,400,210)   $231,213,650
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(5.) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(6.) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(7.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(8.) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(9.) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings
as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 54.8% AAA, AA, A 51.9%
Baa 22.6% BBB  14.6%
Ba 0.0% BB  6.8%
B 0.0% B  0.0%
Caa 1.1% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.6%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  21.2%
Education  18.2
Special Tax  10.7
Others (individually less than 10%)   49.9
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $228,400,210. Net unrealized appreci- ation aggregated $2,813,440, of which $3,702,478 related to appreciated investment securities and $889,038 related to depreciated investment securities.
At August 31, 1995, the fund had a capital loss carryforward of approximately $3,556,000 which will expire on August 31, 2003.
The fund has elected to defer to its fiscal year ending August 31, 1996 $6,839,000 of losses recognized during the period November 1, 1994 to August 31, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

ASSETS

Investment in securities, at value (cost $228,400,210) -                  $ 231,213,650
See accompanying schedule

Receivable for investments sold                                            8,613,892

Interest receivable                                                        2,610,300

Receivable from investment adviser for expense                             18,074
reductions

 TOTAL ASSETS                                                              242,455,916

LIABILITIES

Payable to custodian bank                                   $ 27,646

Payable for investments purchased                            9,671,286
Regular delivery

 Delayed delivery                                            10,900,553

Payable for fund shares redeemed                             1,873,173

Distributions payable                                        172,437

Accrued management fee                                       99,409

 TOTAL LIABILITIES                                                         22,744,504

NET ASSETS                                                                $ 219,711,412

Net Assets consist of:

Paid in capital                                                           $ 227,483,026

Accumulated undistributed net realized gain (loss) on                      (10,585,054)
investments

Net unrealized appreciation (depreciation) on                              2,813,440
investments

NET ASSETS, for 21,838,206 shares outstanding                             $ 219,711,412

NET ASSET VALUE, offering price and redemption price per                   $10.06
share ($219,711,412 (divided by) 21,838,206 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

INTEREST INCOME                                                           $ 12,060,605

EXPENSES

Management fee                                             $ 1,213,370

Non-interested trustees' compensation                       1,192

 Total expenses before reductions                           1,214,562

 Expense reductions                                         (289,444)      925,118

NET INTEREST INCOME                                                        11,135,487

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (7,100,134)

 Futures contracts                                          (767,925)      (7,868,059)

Change in net unrealized appreciation (depreciation) on                    11,579,094
investment securities

NET GAIN (LOSS)                                                            3,711,035

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 14,846,522
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      YEAR ENDED   YEAR ENDED
      AUGUST 31,   AUGUST 31,
      1995         1994


INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 11,135,487     $ 13,516,846
Net interest income

 Net realized gain (loss)                                 (7,868,059)      (2,242,342)

 Change in net unrealized appreciation (depreciation)     11,579,094       (12,347,494)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          14,846,522       (1,072,990)
FROM OPERATIONS

Distributions to shareholders                             (11,135,487)     (13,516,846)
From net interest income

 From net realized gain                                   -                (369,834)

 In excess of net realized gain                           -                (625,060)

 TOTAL DISTRIBUTIONS                                      (11,135,487)     (14,511,740)

Share transactions                                        180,517,302      350,398,614
Net proceeds from sales of shares

 Reinvestment of distributions                            8,836,264        12,039,415

 Cost of shares redeemed                                  (229,621,967)    (309,984,273)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (40,268,401)     52,453,756
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (36,557,366)     36,869,026

NET ASSETS

 Beginning of period                                      256,268,778      219,399,752

 End of period                                           $ 219,711,412    $ 256,268,778

OTHER INFORMATION
Shares

 Sold                                                     18,707,976       34,393,131

 Issued in reinvestment of distributions                  909,637          1,192,986

 Redeemed                                                 (23,828,782)     (30,753,385)

 Net increase (decrease)                                  (4,211,169)      4,832,732


FINANCIAL HIGHLIGHTS
      YEARS ENDED AUGUST          APRIL 26, 1993
      31,                         (COMMENCEMENT OF
                                  OPERATIONS) TO
                                  AUGUST 31,

                                            1995        1994 C      1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 9.840     $ 10.340    $ 10.000

Income from Investment Operations            .490        .514        .177
Net interest income

 Net realized and unrealized gain (loss)     .220        (.460)      .340

 Total from investment operations            .710        .054        .517

Less Distributions                           (.490)      (.514)      (.177)
From net interest income

 From net realized gain on investments       -           (.010)      -

 In excess of net realized gain on           -           (.030)      -
 investments

 Total distributions                         (.490)      (.554)      (.177)

Net asset value, end of period              $ 10.060    $ 9.840     $ 10.340

TOTAL RETURN B                               7.50%       0.52%       5.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 219,711   $ 256,269   $ 219,400

Ratio of expenses to average net assets      .42%        .20%        -

Ratio of expenses to average net assets      .55%        .55%        .55% A
before expense reductions

Ratio of net interest income to average      5.04%       5.09%       5.20% A
net assets

Portfolio turnover rate                      44%         69%         95% A

D ANNUALIZED
E TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS.
F EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Intermediate Municipal Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and losses deferred due to wash sales, futures and options and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS.
The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $95,753,523 and $130,371,016, respectively.
The market value of futures contracts opened and closed during the period amounted to $98,745,441 and $99,152,911, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $5,695 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets. During the period, this expense limitation ranged from .30% to .45% of average net assets and the reimbursement reduced expenses by $289,444.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union
Street Trust and the Shareholders of Spartan Intermediate Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust: Spartan Intermediate Municipal Fund, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period April 26, 1993 (commencement of operations) to August 31, 1993. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Spartan Intermediate Municipal Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period April 26, 1993 (commencement of operations) to August 31, 1993, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
October 2, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
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Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




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WASHINGTON
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TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send
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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Norman Lind, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Service Co.
Boston, MA
UMB Bank, n.a.
Kansas City, MO
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Tax-Free
California Tax-Free High Yield
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High Yield Tax-Free
Insured Tax-Free
Limited Term Municipals
Massachusetts Tax-Free High Yield
Michigan Tax-Free High Yield
Minnesota Tax-Free
Municipal Bond
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Spartan Aggressive Municipal
(registered trademark)
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal High Yield
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Spartan Intermediate Municipal
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Spartan Municipal Income
Spartan New Jersey Municipal High Yield
Spartan New York Intermediate Municipal
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Spartan Pennsylvania Municipal High Yield
Spartan Short-Intermediate Municipal
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
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 (8 a.m. - 9 p.m.)
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* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE




SPARTAN


(registered trademark)
(registered trademark)
MARYLAND
MUNICIPAL INCOME
FUND
ANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    19   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              21   The auditors' opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns, dividends, and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                      PAST 1   LIFE OF
                                                   YEAR     FUND

Spartan Maryland Municipal Income                  8.05%    12.32%

Lehman Brothers Municipal Bond Index               8.87%    n/a

Average Maryland Municipal Bond                    7.29%    n/a

Consumer Price Index                               2.62%    6.18%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on April 22, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average Maryland municipal bond fund, which reflects the performance of 24 Maryland municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                      PAST 1   LIFE OF
                                                   YEAR     FUND

Spartan Maryland Municipal Income                  8.05%    5.04%

Lehman Brothers Municipal Bond Index               8.87%    n/a

Average Maryland Municipal Bond                    7.29%    n/a

Consumer Price Index                               2.62%    2.60%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Spartan MarylaMunicipal Bond
     04/30/93      10000.00       10000.00
     05/31/93      10085.91       10056.20
     06/30/93      10290.79       10224.04
     07/31/93      10265.32       10237.43
     08/31/93      10557.40       10450.57
     09/30/93      10704.98       10569.61
     10/31/93      10689.74       10590.01
     11/30/93      10529.07       10496.71
     12/31/93      10803.25       10718.29
     01/31/94      10954.65       10840.70
     02/28/94      10622.40       10559.92
     03/31/94      10073.68       10129.92
     04/30/94      10162.95       10215.82
     05/31/94      10243.70       10304.40
     06/30/94      10206.48       10241.44
     07/31/94      10384.83       10429.16
     08/31/94      10403.21       10465.25
     09/30/94      10214.51       10311.62
     10/31/94       9973.88       10128.48
     11/30/94       9719.70        9945.36
     12/31/94       9992.19       10164.26
     01/31/95      10309.68       10454.75
     02/28/95      10621.51       10758.77
     03/31/95      10738.62       10882.39
     04/30/95      10731.40       10895.23
     05/31/95      11084.16       11242.90
     06/30/95      10985.06       11144.53
     07/31/95      11091.31       11250.18
     08/31/95      11242.66       11392.83

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Maryland Municipal Income Fund on April 30, 1993, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $11,243 - a 12.43% increase on your initial investment. This assumes you still own the fund on August 31, 1995 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,393 - a 13.93% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                      APRIL 22, 1993
                                      (COMMENCEMENT
                                      OF OPERATIONS) TO
      YEARS ENDED AUGUST 31,          AUGUST 31,

      1995                     1994   1993

Dividend return   5.99% 5.22% 1.99%

Capital appreciation
 return   2.06% -6.70% 3.48%

Total return   8.05% -1.48% 5.47%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1995            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.30(cents)   26.21(cents)   54.06(cents)

Annualized dividend rate                 5.23%         5.35%          5.71%

30-day annualized yield                  5.30%         -              -

30-day annualized tax-equivalent yield   9.00%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.70 over the past month, $9.71 over the past six months and $9.47 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.12% combined effective 1995 federal and state income tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. If the advisor had not reimbursed certain portfolio expenses during the period shown, the yield and tax-equivalent yield would have been 5.00% and 8.49%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The municipal bond market posted
strong returns for the 12 months
ended August 31, 1995. For the
12-month period, the Lehman
Brothers Municipal Bond Index - a
broad measure of the tax-free
market - had a total return of
8.87%. By comparison, the
Lehman Brothers Aggregate Bond
Index - a proxy of
investment-grade taxable bonds -
returned 11.30%. A strong rally
starting in November 1994 helped
municipal bonds recover from the
effects of the sharply rising interest
rate environment seen through
much of 1994. A relatively tame
inflationary environment coupled
with indications of a slowing
economy encouraged bond
investors, helping to push interest
rates down throughout the period.
In addition, the Federal Reserve
Board - seeking to prevent the
economy from going into recession
- eased formerly tight credit
conditions by lowering the fed funds
rate - the rate banks charge each
other for overnight loans - by 0.25%
on July 6 to 5.75%. Performance
among taxable and tax-free issues
was not uniform during the period.
While municipal bonds performed
better than comparable Treasury
issues in the first quarter of 1995, this trend reversed later in the year.
Ongoing concerns related to the
bankruptcy of Orange County,
California and the threat of tax reform
dampened investor interest, causing
muni prices to compress relative to
taxable issues. The rally rekindled at
the end of August, aided by a
tightening supply of municipal debt
securities.
An interview with Steven Harvey,
Portfolio Manager of Spartan Maryland Municipal Income
Fund

Q. HOW HAS THE FUND PERFORMED, STEVE?
A. Fairly well compared to its peers. For the 12-month period ended August 31, 1995, the fund had a total return of 8.05%. This beat the average Maryland tax-free bond fund, which returned 7.29% for the same period, as tracked by Lipper Analytical Services.
Q. WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?
A. The primary reason for the fund's above-average performance was its duration. During most of the first quarter of 1995 - when the municipal bond market rally was its strongest - the fund's duration was long relative to other funds of its type. Generally speaking, the longer a fund's duration, the more its share price can rise when interest rates fall, and, conversely, fall when interest rates rise. As the municipal bond market rallied and interest rates declined, having a long duration helped the fund's performance.
Q. DID YOU CHANGE THE FUND'S DURATION IN THE SECOND QUARTER?
A. Yes, I shortened the fund's duration and moved it to a more neutral stance, meaning it was more in line with the market as a whole. When municipal bonds hit some rough spots in the spring and summer, having this neutral duration made the fund less sensitive than it was previously to this market volatility. I did that because the yield curve, or difference in yield among bonds of various maturities, was relatively flat between bonds with 10- and 30-year maturities. When the curve is flat, investors may not be rewarded with much additional yield by investing in very long-maturity bonds. So in the spring, I sold some bonds with maturities longer than 20 years, and bought bonds in the five- to 15-year maturity range. By doing so, the fund's duration became shorter. Recently, the yield curve has moved to historically steep levels. From here, I don't see the curve steepening much more, so I've begun to reverse that strategy and have added some longer-term bonds to take advantage of anticipated flattening of the yield curve.
Q. DURING THE PAST SIX MONTHS, YOU'VE INCREASED THE FUND'S STAKE IN HIGH-QUALITY BONDS. ARE THE SHORTER DURATION AND YOUR MOVE TOWARD THESE HIGHEST QUALITY BONDS RELATED?
A. In a way. Many of the longer-term bonds I sold also were lower, investment-grade quality and many I bought were higher quality. Here's why:
There was a limited supply of lower-quality bonds available during the rally and these bonds were in fairly high demand. Limited supply and heavy demand translated into generally higher prices. As their prices rose, I sold some lower-quality bonds, locked in their gains, and replaced them with higher-quality bonds. The difference, or spread, between the yields bonds with various credit ratings pay, was relatively small. So when I exchanged lower-quality bonds for higher-quality issues, I wasn't forced to sacrifice much yield in order to upgrade the overall credit quality of the fund.
Q. THE ENVIRONMENT FOR HEALTH CARE ORGANIZATIONS IS BECOMING INCREASINGLY MORE COMPETITIVE ACROSS THE NATION. HOW HAS THAT TREND AFFECTED MARYLAND HEALTH CARE ORGANIZATIONS?
A. Maryland is a tightly regulated state, so the changes we've seen in the health care environment here have occurred in a more orderly way than in much of the rest of the nation. In choosing specific investments, I look for hospitals and other health care organizations that have strong market share, successful alliances with health maintenance organizations (HMOs), and the ability to provide a continuum of care at an attractive cost. Greater Southeast Healthcare System, which has hospitals in Washington, D.C., and in Maryland, and makes up about 5% of the fund's investments at the end of the period, is a good example. However, we're watching this issue very carefully because of the District's financial difficulties.
Q. WHAT'S THE OUTLOOK FOR MUNICIPAL BONDS OVER THE NEXT SIX MONTHS?
A. There are a number of things to consider. First is the interest rate environment. For the balance of the year, I don't expect interest rates to fall as dramatically as they did in the first half. Therefore, I believe it's unlikely that municipal bond prices - which generally move in the opposite direction of interest rates - will rise much, either. With that in mind, I think investors would be wise to expect that the fund's returns probably will derive largely from its level of income, rather than bond price appreciation. Continued talk of federal tax reform could add some volatility to the municipal market. The proposal that would cause the most concern for the municipal market is the flat tax, under which all individuals would be taxed at a uniform rate and deductions would be eliminated. But my view is that the chances for a flat tax actually being enacted are remote. On a more positive note, the supply of municipal bonds should continue to remain low.
FUND FACTS
GOAL: high current tax-free
income for Maryland residents
START DATE: April 22, 1993
SIZE: as of August 31, 1995,
more than $43 million
MANAGER: Steven Harvey,
since April 1993; manager,
Fidelity Ohio Tax-Free
Portfolio, since 1994; Fidelity
Massachusetts Tax-Free
Portfolio, since August 1995;
Spartan Pennsylvania
Municipal Portfolio, since
1993; joined Fidelity in 1986
(checkmark)

STEVEN HARVEY'S OUTLOOK
FOR THE MARYLAND ECONOMY:
"Maryland's economy and
fiscal situation ultimately will
dictate the overall credit
quality of bonds issued in the
state. That said, there hasn't
been much change in either
over the past year. The state's
budget remains balanced and
is projected to be so next year
as well. The Maryland
economy continues to
strengthen in line with the
nation, although, I think it's
unlikely it will benefit from an
economic boom like the one
we saw in the 1980s. That
spurt was driven largely by
the growth in construction and
government employment. I
don't see a lot of new
construction on the horizon
and I expect government
employment to continue to
shrink. However, those trends
may be offset by the potential
growth in the high technology
industry in both Maryland and
the District of Columbia."
INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1995
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   36.0           24.5

Health Care          13.2           20.7

Housing              12.3           15.2

Transportation       9.6            15.9

Education            7.4            4.9

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years   13.8   15.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   7.8   8.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Aaa 50.4%
Aa, A 34.4%
Baa 10.8%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 4.4%
Aaa 32.5%
Aa, A 34.5%
Baa 21.0%
Ba, B 0.0%
Non-rated 0.3%
Short-term
investments 11.7%
Row: 1, Col: 1, Value: 50.4
Row: 1, Col: 2, Value: 34.4
Row: 1, Col: 3, Value: 10.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.4
Row: 1, Col: 1, Value: 32.5
Row: 1, Col: 2, Value: 34.5
Row: 1, Col: 3, Value: 21.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 6, Value: 11.7
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 95.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MARYLAND - 86.0%
Anne Arundel County Consolidated Gen.
Impt. Ltd. Tax:
  7% 8/1/04  Aa $ 550,000 $ 635,250
  5.25% 7/15/11  Aa  500,000  478,125
Baltimore Consolidated Pub. Impt.:
 Rfdg. Series A, 0% 10/15/06
 (FGIC Insured)  Aaa  2,000,000  1,077,500
 Rfdg. Series D, 6% 10/15/04
 (AMBAC Insured)  Aaa  500,000  539,375
 Series A, 7% 10/15/09
 (MBIA Insured)  Aaa  500,000  580,625
 Series B, 7.05% 10/15/07
 (MBIA Insured)  Aaa  1,000,000  1,168,750
Baltimore County Consolidated Pub. Impt.
5.70% 7/1/02  Aaa  1,000,000  1,066,250
Baltimore County Mtg. Rev. Rfdg.
(Northbrooke Apts Proj.) Series A, 6.35%
1/20/21 (GNMA Insured)  AAA  1,000,000  1,000,000
Baltimore Wtr. & Swr. Rev. Rfdg.
(Kidder Wastewtr. Proj.) Series A, 5.65%
7/1/20 (MBIA insured)  Aaa  2,000,000  1,937,500
Calvert County Rfdg. (Consolidated Pub. Impt.
Proj.) 4.875% 7/15/10  Aa  200,000  185,000
Frederick County Pub. Facs. 5.60% 7/1/11  Aa  750,000  749,063
Howard County Pub. Impt. Rfdg.
Series B, 6% 8/15/02  Aa1  450,000  486,000
Maryland Commty. Dev. Admin. Dept. Hsg. &
Commty. Dev. Rev. (Single Family Prog.)
7th Series, 7.25% 4/1/19 (b)  Aa  500,000  524,375
Maryland Gen. Oblig. (State & Local Facs.
Loan) First Series 5.50% 2/1/06  Aaa  1,620,000  1,684,800
Maryland Gen. Oblig. First Series A-M,
6.50% 7/1/00  Aaa  2,000,000  2,190,000
Maryland Health & Higher Ed. Facs. Auth. Rev.:
 Rfdg. (Howard County Gen. Hosp.)
 5.50% 7/1/13  Baa1  2,000,000  1,747,500
 Rfdg. (John Hopkins Health Sys.)
 Series 1988, 7.50% 7/1/20  Aa1  1,000,000  1,075,000
 (Frederick Mem. Hosp.) 5.20% 7/1/08
 (FGIC Insured)  Aaa  1,500,000  1,471,875
 (Good Samaritan Hosp.) 5.75% 7/1/13  A  385,000  367,194
 (Greater Baltimore Med. Ctr.) 6.75% 7/1/19
 (Pre-Refunded to 7/1/01 @ 102) (d)  Aaa  500,000  566,250
 (Univ. of Maryland Med. Sys.) Series A,
 6.50% 7/1/21 (FGIC Insured)
 (Pre-Refunded to 7/1/01 @ 100) (d)  Aaa  1,000,000  1,103,750
Maryland Wtr. Quality Fing. Revolving Loan
Fund Rev. Series B, 7.25% 9/1/12  Aa  1,000,000  1,112,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MARYLAND - CONTINUED
Montgomery County Consolidated Pub. Impt.:
 Series A, 5.625% 10/1/06  Aaa $ 1,500,000 $ 1,582,500
 Series B, 6.90% 10/1/01
 (Pre-Refunded to 10/1/00 @ 102) (d)  Aaa  750,000  848,438
Montgomery County Rev. Auth. Lease Rev.
Rfdg. (Olney Indoor Swim Center)
Project C, 5.25% 10/1/12  AA-  1,000,000  947,500
Montgomery County Rev. Hsg. Opportunity
Commission (Single Family Mtg.)
Series A, 6.60% 7/1/14  Aa  1,000,000  1,011,250
Northeast Waste Disp. Auth. Solid Waste Rev.
(Montgomery County Resource Recovery Proj.)
Series A: (b)
  5.90% 7/1/05  A  600,000  619,500
  6% 7/1/07  A  500,000  510,000
  6.30% 7/1/16  A  2,000,000  2,000,000
Prince George's County Hosp. Rev. (Greater
Southeast Healthcare Sys.), 6.375% 1/1/23  Baa  2,310,000  2,076,112
Prince George's County Hsg. Auth. Mtg. Rev.
Rfdg. (Riverview Terrace) Series A,
6.70% 6/20/20  AAA  1,000,000  1,031,250
Prince George's County Hsg. Auth. Single Family
Rev., Series A, 6.50% 12/1/15 (b)  AAA  500,000  507,500
Univ. of Maryland Sys. Auxiliary Facs. & Tuition
Rev. Series A, 6% 4/1/00  Aa  2,000,000  2,125,000
Washington Suburban San. Dist. (Second Series):
 Rfdg. 8% 1/1/02  Aa1  1,000,000  1,190,000
 6.75% 6/1/01  Aa1  590,000  655,637
Worcester County Sanitation Dist. Rfdg.
Series J, 6% 8/15/02  Aa  100,000  107,125
   36,958,494
GUAM - 1.9%
Guam Arpt. Auth. Gen. Rev. Series B: (b)
 6.40% 10/1/05  BBB  500,000  518,750
 6.70% 10/1/23  BBB  300,000  301,875
   820,625
MULTIPLE STATE - 7.7%
Washington Metropolitan Area Trans. Auth.
Gross Rev. Rfdg.:
  6% 7/1/09 (FGIC Insured)  Aaa  600,000  621,750
  6% 7/1/10 (FGIC Insured) (e)  Aaa  2,570,000  2,676,012
   3,297,762
TOTAL MUNICIPAL BONDS
(Cost $41,168,252)   41,076,881
MUNICIPAL NOTES (A) - 4.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MARYLAND - 4.4%
Baltimore County Econ. Dev. Rev. Rfdg.
(Blue Circle, Inc. Proj.) Series 1992, 3.65%,
LOC Den Danske Bank Group, VRDN  VMIG 1 $ 700,000 $ 700,000
Montgomery County Hsg. Opportunity
Commission Hsg. Rev. (Draper Lane Apts.)
3.80% (FGIC Insured) BPA Sumitomo Bank Ltd.,
VRDN (b)  VMIG 1  1,200,000  1,200,000
TOTAL MUNICIPAL NOTES
(Cost $1,900,000)   1,900,000
TOTAL INVESTMENTS - 100%
(Cost $43,068,252)  $ 42,976,881
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
10 Treasury Bond Contracts   Dec. 1995 $ 1,127,500 $ 7,409
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,676,012.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.7% AAA, AA, A 73.7%
Baa 8.9% BBB  6.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   36.0%
Health Care   13.2
Housing   12.3
Others
 (individually less than 10%)   38.5
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $43,068,252. Net unrealized depreciation aggregated $91,371, of which $687,710 related to appreciated investment securities and $779,081 related to depreciated investment securities.
The fund elects to defer to its fiscal year ending August 31, 1996, $1,257,458 of losses recognized during the period November 1, 1994 to August 31, 1995.
At August 31, 1995, the fund had a capital loss carryforward of approximately $424,313 which will expire on August 31, 2003.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

1.ASSETS                                                       2.         3.

4.Investment in securities, at value (cost $43,068,252) -      5.         $ 42,976,881
See accompanying schedule

6.Cash                                                         7.          3,500


8.Interest receivable                                          9.          557,407

10.Receivable for daily variation on futures contracts         11.         5,938

12.Receivable from investment adviser for expense              13.         10,865
reductions

14. 15.TOTAL ASSETS                                            16.         43,554,591

17.LIABILITIES                                                 18.        19.

20.Distributions payable                                       $ 46,044   21.

22.Accrued management fee                                       19,920    23.

24. 25.TOTAL LIABILITIES                                       26.         65,964

27.28.NET ASSETS                                               29.        $ 43,488,627

30.Net Assets consist of:                                      31.        32.

33.Paid in capital                                             34.        $ 45,261,769

35.Accumulated undistributed net realized gain (loss)          36.         (1,689,180)
on investments

37.Net unrealized appreciation (depreciation)                  38.         (83,962)
on investments

39.40.NET ASSETS, for 4,418,615 shares outstanding             41.        $ 43,488,627

42.43.NET ASSET VALUE, offering price and redemption           44.         $9.84
price per share ($43,488,627 (divided by) 4,418,615 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

45.46.INTEREST INCOME                                      47.            $ 2,355,976

48.EXPENSES                                                49.            50.

51.Management fee                                          $ 220,902      52.

53.Non-interested trustees' compensation                    205           54.

55. Total expenses before reductions                        221,107       56.

57. Expense reductions                                      (159,214)      61,893

58.59.NET INTEREST INCOME                                  60.             2,294,083

61.REALIZED AND UNREALIZED GAIN (LOSS)                     63.            64.
62.Net realized gain (loss) on:

65. Investment securities                                   (1,595,992)   66.

67. Futures contracts                                       (27,658)       (1,623,650)

68.Change in net unrealized appreciation (depreciation)    69.            70.
on:

71. Investment securities                                   2,328,267     72.

73. Futures contracts                                       28,216         2,356,483

74.75.NET GAIN (LOSS)                                      76.             732,833

77.78.NET INCREASE (DECREASE) IN NET ASSETS                79.            $ 3,026,916
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEARS ENDED AUGUST 31,

                                                            1995                     1994

80.INCREASE (DECREASE) IN NET ASSETS

81.Operations                                               $ 2,294,083              $ 2,136,472
Net interest income

82. Net realized gain (loss)                                 (1,623,650)              11,813

83. Change in net unrealized appreciation (depreciation)     2,356,483                (3,036,700)

84. 85.NET INCREASE (DECREASE) IN NET ASSETS                 3,026,916                (888,415)
RESULTING FROM OPERATIONS

86.Distributions to shareholders                             (2,294,083)              (2,136,472)
From net interest income

87. From net realized gain                                   -                        (11,813)

88. In excess of net realized gain                           -                        (62,420)

89. 90.TOTAL  DISTRIBUTIONS                                  (2,294,083)              (2,210,705)

91.Share transactions                                        11,716,389               27,396,237
Net proceeds from sales of shares

92. Reinvestment of distributions                            1,737,058                1,711,392

93. Cost of shares redeemed                                  (12,168,591)             (13,513,074)

94. Redemption fees                                          6,959                    27,464

95.96.                                                       1,291,815                15,622,019
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

97.  98.TOTAL INCREASE (DECREASE) IN NET ASSETS              2,024,648                12,522,899

99.NET ASSETS                                               100.                     101.

102. Beginning of period                                     41,463,979               28,941,080

103. End of period                                          $ 43,488,627             $ 41,463,979

104.OTHER INFORMATION                                       106.                     107.
105.Shares

108. Sold                                                    1,239,543                2,692,013

109. Issued in reinvestment of distributions                 183,665                  172,096

110. Redeemed                                                (1,306,266)              (1,360,016)

111. Net increase (decrease)                                 116,942                  1,504,093


FINANCIAL HIGHLIGHTS

112.                                            YEARS ENDED AUGUST 31,              APRIL 22, 1993
                                                                                    (COMMENCEME
                                                                                    NT
                                                                                    OF OPERATIONS)
                                                                                    AUGUST 31,

113.                                            1995                     1994 C     1993

114.SELECTED PER-SHARE DATA

115.Net asset value, beginning of period        $ 9.640                  $ 10.350   $ 10.000

116.Income from Investment Operations            .541                     .543       .194
Net interest income

117. Net realized and unrealized gain (loss)     .198                     (.697)     .348

118. Total from investment operations            .739                     (.154)     .542

119.Less Distributions                           (.541)                   (.543)     (.194)
From net interest income

120. In excess of net realized gain on           -                        (.020)     -
investments

121. Total distributions                         (.541)                   (.563)     (.194)

122.Redemption fees added to paid in capital     .002                     .007       .002

123.Net asset value, end of period              $ 9.840                  $ 9.640    $ 10.350

124.TOTAL RETURN B                               8.07%                    -1.46%     5.49%

125.RATIOS AND SUPPLEMENTAL DATA

126.Net assets, end of period (000 omitted)     $ 43,489                 $ 41,464   $ 28,941

127.Ratio of expenses to average net assets      .15%                     .03%       -

128.Ratio of expenses to average net assets      .55%                     .55%       .55%A
before expense reductions

129.Ratio of net interest income to average      5.71%                    5.45%      5.46%A
net assets

130.Portfolio turnover rate                      72%                      64%        29%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS.
C EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF
INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Maryland Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and losses deferred due to wash sales, futures and options, and excise tax regulations.
REDEMPTION FEES. Shares held in
the fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $27,937,178 and $26,788,263, respectively.
The market value of futures contracts opened and closed during the period amounted to $14,492,509 and $15,439,170, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $1,230 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets. During the period, this expense limitation ranged from .10% to .25% of average net assets and the reimbursement reduced expenses by $159,214.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust and the Shareholders of Spartan Maryland Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust: Spartan Maryland Municipal Income Fund, including the schedule of portfolio investments as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, and for the period April 22, 1993 (commencement of operations) to August 31, 1993. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Spartan Maryland Municipal Income Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, and for the period April 22, 1993 (commencement of operations) to August 31, 1993, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, MA
October 2, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




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* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND
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VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS
MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
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Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
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BUYING SHARES
Fidelity Investments
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OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Tax-Free
California Tax-Free High Yield
California Tax-Free Insured
High Yield Tax-Free
Insured Tax-Free
Limited Term Municipals
Massachusetts Tax-Free High Yield
Michigan Tax-Free High Yield
Minnesota Tax-Free
Municipal Bond
New York Tax-Free High Yield
New York Tax-Free Insured
Ohio Tax-Free High Yield
Spartan Aggressive Tax-Free
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal High Yield
Spartan Connecticut Municipal High Yield
Spartan Florida Municipal Income
Spartan Intermediate Municipal
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal High Yield
Spartan New York Intermediate Municipal
Spartan New York Municipal High Yield
Spartan Pennsylvania Municipal High Yield
Spartan Short-Intermediate Municipal
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
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Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

MUNICIPAL INCOME
PORTFOLIO
ANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     23   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    27   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund figures would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995         PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

Spartan Municipal Income              8.19%    51.35%   52.50%

Lehman Brothers Municipal Bond        8.87%    52.01%   n/a
Index

Average General Municipal Bond Fund   7.34%    48.85%   n/a

Consumer Price Index                  2.62%    16.19%   18.34%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on June 4, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond index - a broad measure of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average general municipal bond fund, which reflects the performance of 209 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995     PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

Spartan Municipal Income          8.19%    8.64%    8.37%

Lehman Brothers Municipal Bond    8.87%    8.74%    n/a
Index

Average General Municipal Bond    7.34%    8.27%    n/a
Fund

Consumer Price Index              2.62%    3.05%    3.26%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Spartan Municipal Inlb015
     06/30/90            10000.00         10000.00
     07/31/90            10181.47         10147.50
     08/31/90             9974.13         10000.16
     09/30/90            10017.45         10005.86
     10/31/90            10121.86         10187.36
     11/30/90            10359.04         10392.23
     12/31/90            10425.75         10437.44
     01/31/91            10552.62         10577.51
     02/28/91            10615.55         10669.53
     03/31/91            10668.63         10673.37
     04/30/91            10826.11         10815.86
     05/31/91            10964.35         10912.02
     06/30/91            10953.33         10901.21
     07/31/91            11104.20         11033.99
     08/31/91            11235.65         11179.31
     09/30/91            11366.05         11324.86
     10/31/91            11464.38         11426.79
     11/30/91            11473.44         11458.67
     12/31/91            11749.13         11704.57
     01/31/92            11748.25         11731.26
     02/29/92            11767.00         11735.01
     03/31/92            11790.50         11739.35
     04/30/92            11901.94         11843.83
     05/31/92            12060.81         11983.24
     06/30/92            12251.66         12184.31
     07/31/92            12617.10         12549.60
     08/31/92            12463.72         12427.24
     09/30/92            12528.58         12508.52
     10/31/92            12314.68         12385.56
     11/30/92            12593.65         12607.38
     12/31/92            12733.75         12736.10
     01/31/93            12911.12         12884.22
     02/28/93            13428.86         13350.25
     03/31/93            13302.85         13209.13
     04/30/93            13405.29         13342.41
     05/31/93            13522.57         13417.40
     06/30/93            13771.87         13641.34
     07/31/93            13813.52         13659.21
     08/31/93            14152.89         13943.59
     09/30/93            14341.53         14102.41
     10/31/93            14355.75         14129.63
     11/30/93            14225.03         14005.14
     12/31/93            14556.48         14300.79
     01/31/94            14731.96         14464.11
     02/28/94            14312.81         14089.49
     03/31/94            13549.60         13515.76
     04/30/94            13630.73         13630.38
     05/31/94            13756.37         13748.55
     06/30/94            13646.90         13664.55
     07/31/94            13923.30         13915.02
     08/31/94            13952.58         13963.17
     09/30/94            13717.14         13758.19
     10/31/94            13384.65         13513.84
     11/30/94            13046.95         13269.51
     12/31/94            13377.33         13561.57
     01/31/95            13835.66         13949.16
     02/28/95            14273.14         14354.80
     03/31/95            14444.05         14519.74
     04/30/95            14453.93         14536.87
     05/31/95            14932.12         15000.75
     06/30/95            14780.26         14869.49
     07/31/95            14908.87         15010.45
     08/31/95            15096.82         15200.78

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Municipal Income Portfolio on June 30, 1990, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $15,097 - a 50.97% increase on your initial investment. This assumes you still owned the fund on August 31, 1995, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond index did over the same period. With dividends reinvested, the same $10,000 would have grown to $15,201 - a 52.01% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED AUGUST 31,

      1995                     1994   1993   1992   1991

Dividend return               6.26%   5.54%    6.69%    7.15%    7.90%

Capital appreciation return   1.93%   -6.96%   6.86%    3.77%    4.74%

Total return                  8.19%   -1.42%   13.55%   10.92%   12.64%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1995            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.73(cents)   28.49(cents)   58.67(cents)

Annualized dividend rate                 5.54%         5.61%          5.97%

30-day annualized yield                  5.49%         -              -

30-day annualized tax-equivalent yield   8.58%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.06 over the past month, $10.07 over the past six months and $9.82 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The municipal bond market
posted strong returns for the 12
months ended August 31, 1995.
For the 12-month period, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
tax-free market - had a total return
of 8.87%. By comparison, the
Lehman Brothers Aggregate
Bond Index - a proxy of
investment-grade taxable bonds
- returned 11.30%. A strong rally
starting in November 1994
helped municipal bonds recover
from the effects of the sharply
rising interest rate environment
seen through much of 1994. A
relatively tame inflationary
environment coupled with
indications of a slowing economy
encouraged bond investors,
helping to push interest rates down
throughout the period. In addition,
the Federal Reserve Board -
seeking to prevent the economy
from going into recession -
eased formerly tight credit
conditions by lowering the fed
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Performance among
taxable and tax-free issues was
not uniform during the period.
While municipal bonds performed
better than comparable Treasury
issues in the first quarter of 1995,
this trend reversed later in the year.
Ongoing concerns related to the
bankruptcy of Orange County,
California, and the threat of tax
reform dampened investor
interest, causing muni prices to
compress relative to taxable
issues. The rally rekindled at the
end of August, aided by a
tightening supply of municipal
debt securities.
NOTICE TO SHAREHOLDERS: On October 1, 1995, David Murphy (right photo) became portfolio manager of Spartan Municipal Income Portfolio. The following is an interview with Norman Lind - who managed the fund during the period covered by this report - with some comments from David Murphy on his outlook for the fund and the municipal bond market.
Q. NORM, HOW DID THE FUND PERFORM?
N.L. Quite well compared to its peers. For the year ended August 31, 1995, the fund had a total return of 8.19%. For the same 12-month period, the average tax-free bond fund returned 7.34%, as tracked by Lipper Analytical Services.
Q. WHAT HELPED THE FUND OUTPACE ITS PEERS?
N.L. The fund's fairly large weighting in deep-discount and non-callable bonds was the primary factor in its better-than-average performance. In late 1994, I had invested in out-of-favor deep-discount bonds, which sell well below their stated value, and non-callable bonds, which can't be redeemed by their issuers before their scheduled maturity. Because they were unpopular with investors at the time, these bonds were priced cheaply compared to what I thought to be their real value. Since the prices of both tend to be relatively sensitive to changes in interest rates, they came back in favor when interest rates fell in 1995, and their prices generally rose which helped the fund's performance.
Q. DID DECLINING INTEREST RATES CAUSE YOU TO MODIFY YOUR STRATEGY?
N.L. Yes, especially in regard to how I distributed the fund among bonds with various maturities. The yield curve, which measures the difference in yield among bonds with various maturities, was relatively flat in late 1994 and early 1995. That meant that investors weren't rewarded with much additional yield for buying bonds with longer maturities. As a result of this flat curve, at the beginning of the period I started positioning the fund so that it had a relatively heavy weighting in intermediate and shorter-term bonds maturing in less than 15 years. That structure benefited the fund's performance during the municipal bond market's rally because the yield curve steepened dramatically as interest rates declined and the value of shorter- and intermediate-term bonds rose more than that of longer-term bonds.
Q. THE FUND'S STAKE IN HIGH-QUALITY BONDS INCREASED DURING THE PAST SIX MONTHS. WHAT'S BEHIND THAT MOVE?
N.L. To compensate for their additional credit risk, lower-quality bonds tend to offer higher yields than higher-quality bonds. During the municipal bond market rally, however, the difference - or the spread - between the yields that bonds with various credit qualities offered became very small. As a result, investors weren't rewarded with much additional yield for buying bonds with lower credit ratings. I was able to sell some lower-quality bonds and buy higher-quality bonds without sacrificing much yield as this tightening occurred. At the same time, I was able to improve the overall credit quality of the fund. By the end of the period, the fund's stake in bonds rated Aaa, Aa or A by Moody's Investors Service had risen to 64.5% of investments, from 56.6% six months earlier.
Q. HOW HAVE YOU CHANGED THE WAY THE FUND IS INVESTED AMONG THE VARIOUS
STATES?
N.L. The most noticeable change is that I reduced the fund's stake in New York bonds to 9.7% at the end of the period, from 12.3% six months earlier. New York bonds had performed quite well during the first few months of 1995, and I sold some to lock in their gains and looked for undervalued opportunities elsewhere. But by the end of the period, New York bonds looked very cheap to me so I bought some back. I also reduced the fund's stake in California bonds because even though the state's economy appears to have bottomed, I don't expect it to make any drastic improvement over the near term.
Q. TURNING TO YOU DAVID, WHAT SHOULD SHAREHOLDERS EXPECT OVER THE NEXT SIX
MONTHS?
D.M. I want to start by pointing out that Norm and I have worked closely together for several years and our investing philosophies and styles are similar. So the changes I make will most likely reflect market conditions and opportunities, rather than a difference in opinion with Norm. As far as the municipal bond market is concerned, I believe it could pause to catch its breath at some time in the near future. So I consider it unlikely that municipal bond prices will enjoy the same degree of appreciation over the next six months that they did during the previous six months. In my view, it would be wise for shareholders to expect that the fund's total returns will be less dependent on capital appreciation and more dependent on income over the near term.
FUND FACTS
GOAL: to provide high current
income exempt from federal
income taxes
START DATE: June 4, 1990
SIZE: as of August 31, 1995,
more than $574 million
MANAGER: David Murphy, as
of October 1, 1995; manager,
Limited Term Municipals,
since 1989; High Yield
Tax-Free Portfolio, effective
October 1, 1995; Spartan
Intermediate Municipal
Fund, 1993 to October 1995;
Spartan New Jersey
Municipal High Yield
Portfolio, 1991 to October
1995; Spartan
Short-Intermediate Municipal
Fund, 1989 to October 1995;
joined Fidelity in 1989
(checkmark)
DAVID MURPHY'S OUTLOOK FOR THE
MUNICIPAL BOND MARKET:
"Despite the fact that the
United States has experienced
an extended economic
expansion, inflation has
remained under relative
control. A relatively low level
of inflation has been a positive
for the municipal bond
market, and I expect that will
continue to be the case over
the foreseeable future.
"In my view, we'll continue to
see a lower supply of municipal
bonds available, which should
be an additional positive for
the market. The total amount
of municipal bonds issued in
1995 is expected to be about
$140 billion. That would
represent about a $20 billion
decline from 1994. And I don't
expect supply to increase
unless interest rates fall
dramatically. A low supply,
coupled with constant or
increased demand, could
bode well for the municipal
bond market."
INVESTMENT CHANGES


TOP FIVE STATES AS OF AUGUST 31, 1995
               % OF FUND'S   % OF FUND'S
               INVESTMENTS   INVESTMENTS
                             6 MONTHS AGO

New York       9.7           12.3

Washington     8.8           9.1

Colorado       6.3           4.0

California     6.2           12.3

Pennsylvania   5.8           6.5

TOP FIVE SECTORS AS OF AUGUST 31, 1995
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       6 MONTHS AGO

General Obligation       22.8          10.5

Electric Revenue         18.6          20.1

Health Care              10.8          17.3

Industrial Development   9.2           11.0

Lease Revenue            7.9           12.2

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years   14.6   17.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years    7.7    8.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Row: 1, Col: 1, Value: 5.3
Row: 1, Col: 2, Value: 10.7
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 61.0
Row: 1, Col: 1, Value: 9.300000000000001
Row: 1, Col: 2, Value: 12.5
Row: 1, Col: 3, Value: 2.7
Row: 1, Col: 4, Value: 17.2
Row: 1, Col: 5, Value: 58.3
Aaa, Aa, A 66.2%
Baa 17.0%
Ba, B 0.8%
Non-rated 10.7%
Short-term
investments 5.3%
Aaa, Aa, A 58.3%
Baa 17.2%
Ba, B 2.7%
Non-rated 12.5%
Short-term
investments 9.3%
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNTED FOR 9.3% AND 11.1% OF THE FUND'S INVESTMENTS ON AUGUST 31, 1995, AND FEBRUARY 28, 1995, RESPECTIVELY. INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 94.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ALABAMA - 0.6%
Alabama State Gen. Oblig. Rfdg. 6% 3/1/00  Aa $ 3,420,000 $ 3,655,125
ALASKA - 0.3%
North Slope Borough Gen. Oblig. (Cap.
Appreciation) Series B, 0% 6/30/05,
(Cap. Guaranty Insured)  Aaa  2,500,000  1,496,875
ARIZONA - 3.4%
Arizona State Univ. Rev. Rfdg. Sys. 6% 7/1/07  A1  1,250,000  1,332,813
Chandler:
7.375% 7/1/09, (FGIC Insured)  Aaa  1,000,000  1,180,000
 4.375% 7/1/12, (FGIC Insured)  Aaa  1,000,000  823,750
Maricopa County:
 Rfdg. 6.25% 7/1/02, (FGIC Insured)  Aaa  4,000,000  4,385,000
 Series C, 8.90% 7/1/99  A  3,950,000  4,557,313
Pima County Unified School Dist. Tucson Proj.
of 1989 Series G, 8% 7/1/04, (MBIA Insured)  Aaa  2,000,000  2,412,500
Tucson Ltd. Tax Rfdg. 7.50% 7/1/01  A1  2,525,000  2,897,438
Tucson Wtr. Rev. Series D:
9.75% 7/1/07  A1  500,000  688,125
 9.75% 7/1/08  A1  500,000  696,250
 9.75% 7/1/09  A1  750,000  1,055,625
  20,028,814
CALIFORNIA - 4.9%
California Gen. Oblig. 6.50% 3/1/02,
(AMBAC Insured)  Aaa  2,525,000  2,777,500
California Hsg. Fin. Agcy. Rev. (Home Mtg.)
Series 1983 A, 0% 2/1/15  Aa  187,000  27,583
California Pub. Wrks. Board Lease Rev.:
Rfdg. (Dept. Corrections St. Prisons)
 Series A, 5% 12/1/19, (AMBAC Insured)  Aaa  2,500,000  2,178,125
 (California University Proj.) Series A,
 5.50% 6/1/14  A  3,000,000  2,745,000
Foothill/Eastern Trans. Toll Road Rev. Sr. Lien
Series A, 6% 1/1/16  BBB-  1,000,000  936,250
San Joaquin County Ctfs. of Prtn. (Cap. Facs. Proj.)
4.90% 11/15/08, (MBIA Insured)  Aaa  4,000,000  3,760,000
South Orange County California Pub. Fing. Auth.
Special Tax Rev. (Foothill Area) Series C, 7.50%
8/15/07, (FGIC Insured)  Aaa  2,500,000  2,984,375
University of California Rev. Rfdg. (Multiple Purp.
Projs.) Series C, 5.125% 9/1/13,
(AMBAC Insured)  Aaa  1,800,000  1,638,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
West & Central Basin Fin. Auth. Series C:
5.20% 8/1/07, (AMBAC Insured)  Aaa $ 5,800,000 $ 5,727,500
 5.25% 8/1/08, (AMBAC Insured)  Aaa  6,100,000  5,993,250
  28,767,583
COLORADO - 4.6%
Adams County Single Family Mtg. Rev. Rfdg.
Series A-2, 8.70% 6/1/12, (FSA Insured)  Aaa  5,000,000  5,450,000
Colorado Health Facs. Auth. Rev.:
(PSL Health Sys. Proj.):
 Series A, 6.875% 2/15/23  Baa1  4,000,000  4,425,000
  Series B, 8.50% 2/15/21  Baa1  2,250,000  2,643,750
 (Rocky Mountain Adventist) 6.625% 2/1/13  Baa  7,500,000  7,312,500
Denver City & County Arpt. Rev. (e):
 Series A:
 6.60% 11/15/97  Baa  1,000,000  1,031,250
  6.90% 11/15/98  Baa  1,000,000  1,051,250
  0% 11/15/05  Baa  4,615,000  2,555,556
 Series D, 7% 11/15/25  Baa  2,500,000  2,571,875
  27,041,181
CONNECTICUT - 1.3%
Connecticut Gen. Oblig. Series A, 7% 3/15/03  Aa  4,000,000  4,565,000
Connecticut Health & Ed. Facs. Auth. Rev.
(St. Raphael Hosp.) 5.30% 7/1/10,
(AMBAC Insured)  Aaa  2,990,000  2,900,300
  7,465,300
DISTRICT OF COLUMBIA - 1.2%
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  3,430,000  3,682,963
Metropolitan Washington Arpt. Auth. Gen. Arpt.
Rev. Series A, 7.25% 10/1/10,
(FGIC Insured) (e)  Aaa  3,000,000  3,277,500
  6,960,463
FLORIDA - 3.6%
Broward County Resources Recovery Rev. (SES
Broward Co. LP South Proj.) 7.95% 12/1/08  A  2,000,000  2,230,000
Lakeland Elec. & Wtr. Rev. Rfdg. Jr. Sub. Lien (b):
6.50% 10/1/04, (FGIC Insured)  Aaa  13,755,000  15,096,113
 6.50% 10/1/06, (FGIC Insured)  Aaa  1,000,000  1,091,250
 6.50% 10/1/09, (FGIC Insured)  Aaa  2,500,000  2,675,000
  21,092,363
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
GEORGIA - 5.2%
Fulton County School Dist. Rfdg.
6.375% 5/1/14  Aa $ 2,000,000 $ 2,147,500
Fulton Wtr. & Swr. 6.25% 1/1/08, (FGIC Insured)  Aaa  2,100,000  2,299,500
Georgia Gen. Oblig.:
 Series B (Impt.), 7.20% 3/1/06  Aaa  5,000,000  5,937,500
 Series C, 7.70% 4/1/96  Aaa  1,500,000  1,534,560
 Series D, 6.50% 8/1/02  Aaa  2,000,000  2,242,500
 Series E:
  Rfdg. 5.50% 7/1/03  Aaa  4,000,000  4,245,000
  6.75% 12/1/01  Aaa  3,585,000  4,042,088
 Series F, 6.50% 12/1/01  Aaa  5,000,000  5,575,000
Georgia Residential Fin. Auth. Home Ownership
Mtg. Series 1984 B, 0% 12/1/15  Aa  25,910,000  2,882,488
  30,906,136
HAWAII - 1.1%
Hawaii Arpts. Sys. Rev. 2nd Series, 7.50%
7/1/20, (FGIC Insured) (e)  Aaa  1,500,000  1,665,000
Honolulu City & County Ref. & Impt. Series B,
5% 10/1/13  Aa  5,000,000  4,600,000
  6,265,000
IDAHO - 0.6%
Idaho Falls Elec. Rfdg. 0% 4/1/07, (FGIC Insured)  Aaa  2,500,000
1,415,625
Idaho Hsg. Agcy. Single Family Mtg.
Series 1991 B, 7.50% 7/1/24 (e)  AA  2,300,000  2,392,000
  3,807,625
ILLINOIS - 5.4%
Chicago FGIC Rfdg. Series B, 5.125% 1/1/15,
(AMBAC Insured)  Aaa  2,250,000  2,044,688
Chicago O'Hare Int'l. Arpt.:
 Rev. Rfdg. 2nd Lien:
  Series A, 5% 1/1/12  A1  4,500,000  4,083,750
  Series C-1, 5% 1/1/11, (MBIA Insured)  Aaa  2,950,000  2,717,688
 Spl. Facs. Rev. (United Airlines, Inc.)
 8.25% 5/1/99 (e)  Baa3  3,650,000  3,964,813
Chicago Residential Mtg. Rev. Rfdg. (Cap.
Appreciation) Series B, 0% 10/1/09,
(MBIA Insured)  Aaa  9,000,000  3,420,000
Chicago Single Family Mtg. Rev. (Cap. Appreciation)
Series A, 0% 12/1/16, (FGIC Insured)  Aaa  28,735,000  3,771,469
DeKalb Single Family Mtg. Rev. 7.45% 12/1/09,
(GNMA Coll.) (e)  Aaa  1,885,000  1,981,606
Illinois Dev. Fin. Auth. Solid Wst. Disp. Rev.
(Ford Heights Waste Tire Proj.) 7.875%
4/1/11 (e)  -  10,000,000  9,825,000
  31,809,014
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
INDIANA - 0.2%
Indianapolis Resources Recovery Rev. Rfdg.
(Ogden Martin Sys. Inc. Proj.) 6.75% 12/1/06,
(AMBAC Insured) (b)  Aaa $ 1,000,000 $ 1,058,750
KANSAS - 0.9%
Johnson County Unified School Dist. #512
(Shawnee Mission):
 8% 10/1/03  Aa1  1,015,000  1,237,031
  8% 10/1/04  Aa1  1,225,000  1,509,813
  8% 10/1/05  Aa1  1,250,000  1,554,688
Reno County Mtg. Rev. Rfdg. (Single Family)
Series B, 8.70% 9/1/11  Aa  880,000  946,000
  5,247,532
KENTUCKY - 1.8%
Kenton County Arpt. Board Arpt. Rev. (Spl. Facs.
Delta) Series A, 7.50% 2/1/20 (e)  Ba1  3,600,000  3,789,000
Kentucky Tpk. Auth. Toll Rd. Rev. Series A,
8.50% 7/1/96 (Pre-Refunded to 7/1/96
@ 102) (f)  Aaa  5,000,000  5,287,500
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0%
1/1/10, (AMBAC Insured)  Aaa  4,000,000  1,755,000
  10,831,500
LOUISIANA - 1.5%
Louisiana Gen. Oblig. 6.75% 5/15/04,
(MBIA Insured)  Aaa  7,865,000  8,867,788
MARYLAND - 3.1%
Baltimore County Rfdg. (Construction & Pub.
 Impt.) Series B, 4.40% 8/1/05  Aaa  4,395,000  4,175,250
Baltimore Pub. Impt. 7.25% 10/15/05,
(FGIC Insured)  Aaa  3,100,000  3,646,375
Maryland Health & Higher Edl. Facs. Auth.
Rev. Rfdg:
  (Doctors Commty. Hosp.):
  5.75% 7/1/13  Baa  2,000,000  1,725,000
   5.50% 7/1/24  Baa  4,000,000  3,170,000
  (Howard County Gen. Hosp.) 5.50%
  7/1/13  Baa1  3,000,000  2,621,250
Montgomery County (Construction & Pub. Impt.)
Series B, 6.80% 11/1/06 (Pre-Refunded to
11/1/99 @ 102) (f)  Aaa  2,660,000  2,959,250
  18,297,125
MASSACHUSETTS - 3.2%
Massachusetts Bay Trans. Auth. Rfdg. (Gen.
Trans. Sys.) Series A, 5.50% 3/1/12  A1  5,000,000  4,893,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
 Massachusetts Edl. Loan Auth. (Edl. Loan Rev.)
Issue E, Series B (e):
 5.75% 7/1/05, (AMBAC Insured)  Aaa $ 3,090,000 $ 3,167,250
  5.85% 7/1/06, (AMBAC Insured)  Aaa  2,180,000  2,239,950
  5.95% 7/1/09, (AMBAC Insured)  Aaa  3,980,000  4,089,450
Massachusetts Gen. Oblig. Rfdg. Series A,
6.25% 7/1/03  A1  1,600,000  1,752,000
Massachusetts Health & Edl. Facs. Auth. Rev.
(St. Anne's Hosp.) Series A, 9.375% 7/1/14  Ba  1,000,000  1,007,500
Massachusetts Ind. Fin. Agcy. 8.625% 10/1/23  -  1,945,000  1,949,863
  19,099,763
MICHIGAN - 4.1%
Detroit Swr. Disposal Rev. 5.70% 7/1/23,
(FGIC Insured)  Aaa  6,000,000  5,722,500
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
(Pontiac Osteopathic Hosp.):
 Series A, 6% 2/1/14  Baa1  1,500,000  1,329,375
  6% 2/1/24  Baa1  3,500,000  2,983,750
 (Sisters of Mercy Health Corp.)
 5.375% 8/15/14, (MBIA Insured)  Aaa  2,840,000  2,701,550
Michigan Strategic Fund Ltd. Gen. Oblig. Rev.:
 (Great Lakes Pulp & Fiber Proj.)
 10.25% 12/1/16 (e)  -  7,000,000  7,306,250
 (Mercy Svcs. for Aging Proj.) 9.40% 5/15/20  -  3,900,000  4,246,125
  24,289,550
MINNESOTA - 0.3%
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys.
Rev. Rfdg. Series A, 7.25% 1/1/16  A  1,700,000  1,842,375
MISSISSIPPI - 0.3%
Mississippi Hosp. Equip. & Facs. Auth. Rev.
(Rush Med. Foundation Proj.) Series A,
8.75% 1/1/16  Baa  1,500,000  1,640,625
MISSOURI - 1.3%
Kansas City Ind. Dev. Auth. Econ. Dev. Rev.
Rfdg. (Encore Nursing Ctr.) (Beverly Enterprises,
Inc.) 8% 12/1/02  -  3,175,000  3,317,875
St. Louis Regional Convention & Sports Complex
Auth. Series C:
 7.75% 8/15/01  -  770,000  793,100
  7.90% 8/15/21  -  3,500,000  3,701,250
  7,812,225
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MONTANA - 1.7%
Montana Board of Investment Payroll Tax
(Workers Compensation):
 6.875% 6/1/20, (MBIA Insured)
  (Escrowed to Maturity) (f)  Aaa $ 2,005,000 $ 2,250,613
  (Unrefunded balance) 6.875% 6/1/20,
  (MBIA Insured)  Aaa  5,125,000  5,554,219
Montana Coal Severance Tax Rfdg. (Broadwater
Pwr. Proj.) Series A, 6.875% 12/1/11 (e)  A1  2,000,000  2,100,000
  9,904,832
NEBRASKA - 1.5%
Nebraska Pub. Pwr. Dist. Rev. Rfdg. (Pwr.
Supply Sys.) Series C, 5% 1/1/17  A1  4,000,000  3,530,000
Omaha Pub. Pwr. Dist. Elec. Rev. Series C,
5.50% 2/1/14  Aa  5,650,000  5,459,313
  8,989,313
NEW JERSEY - 2.7%
Camden County Impt. Auth. Lease Rev. (Dockside
Refrigerated Holt) 8.40% 4/1/24 (e)  -  3,000,000  2,977,500
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.
Rfdg. (Holt Hauling & Warehouse) Series G,
8.40% 12/15/15  -  5,000,000  5,100,000
New Jersey Trans. Trust Fund Auth. (Trans. Sys.):
Series A, 6% 6/15/04, (AMBAC Insured)  Aaa  4,635,000  4,976,830
 Series B, 6.50% 6/15/10, (MBIA Insured)  Aaa  3,000,000  3,307,500
  16,361,830
NEW MEXICO - 0.7%
Albuquerque Arpt. Rev. Series A, 6.60% 7/1/16,
(AMBAC Insured) (e)  Aaa  2,375,000  2,505,625
Hobbs Single Family Mtg. Rev. Rfdg. 8.75%
7/1/11  A  1,760,000  1,894,200
  4,399,825
NEW YORK - 9.5%
Metropolitan Trans. Auth. Svc. Contract (Trans.
Facs.) Series O, 5.75% 7/1/08  Baa1  3,840,000  3,825,600
New York City:
7.50% 2/1/03  Baa1  5,000,000  5,518,750
 Series A, 7.75% 8/15/07  Baa1  4,000,000  4,455,000
New York City Ind. Dev. Agcy. Spl. Facs. Rev.
(Terminal One Group Assoc. Proj.)
6% 1/1/19 (e)  A  5,000,000  4,812,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev. Rfdg.:
(State Univ. Edl. Facs.):
 Series A:
  5.50% 5/15/09  Baa1 $ 4,000,000 $ 3,870,000
   5.50% 5/15/13  Baa1  13,100,000  12,199,374
   5.875% 5/15/17  Baa1  4,890,000  4,731,074
 (Suffolk County Judicial Facs.)
 Series A, 9.50% 4/15/14  Baa1  7,000,000  8,155,000
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17  A  5,000,000  4,706,250
 Series E, 5.25% 4/1/16  A  4,075,000  3,749,000
  56,022,548
NORTH CAROLINA - 1.7%
Mecklenburg County Gen. Oblig.
4.25% 4/1/06  Aaa  4,000,000  3,710,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg. Series C, 7% 1/1/07  A  2,000,000  2,115,000
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. 5.25% 1/1/09, (MBIA Insured)  Aaa  4,655,000  4,486,255
  10,311,255
NORTH DAKOTA - 1.0%
Mercer County Poll. Cont. Rev. Rfdg.
(Basin Electric Pwr.) (Antelope Valley Station)
7.20% 6/30/13, (AMBAC Insured)  Aaa  5,000,000  5,800,000
OHIO - 1.8%
Bedford Hosp. Impt. Rev. Rfdg. (Bedford Commty.
Hosp.) Series 1990, 8.50% 5/15/09,
(Escrowed to Maturity) (f)  -  1,020,000  1,171,725
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Oakleaf-Toledo
Apts. Proj.) 10.25% 12/20/25,
(GNMA Coll.)  AAA  1,590,000  1,830,488
Ohio State Bldg. Auth. (Workers Compensation
Bldg. A) 4.75% 4/1/14  A  5,000,000  4,343,750
Ohio Wtr. Dev. Auth.:
 Poll. Cont. Facs. Rev. (Wtr. Control Loan Fund)
 State Matching Series,
 6.50% 1/1/04, (MBIA Insured)  Aaa  1,835,000  2,057,493
 Rev. Rfdg. (Impt. Pure Wtr.)
 5.75% 6/1/06, (MBIA Insured)  Aaa  1,000,000  1,046,250
  10,449,706
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OREGON - 1.5%
Port Morrow Poll. Ctr. Rev. (Pacific Northwest)
Series A, 8% 7/15/11  AA- $ 3,420,000 $ 3,915,900
Portland Series B:
7% 6/1/00  Aaa  1,385,000  1,549,468
 7% 6/1/01  Aaa  1,480,000  1,674,250
Portland Swr. Sys. Rev. Series A, 6.25% 6/1/15  A1  1,875,000  1,954,688
  9,094,306
PENNSYLVANIA - 5.8%
Clarion County Hosp. Auth. Hosp. Rev. (Clarion
Hosp. Proj.) 8.50% 7/1/21  BBB-  2,500,000  2,665,625
Delaware County Auth. Rev. (1st. Mtg. Riddle
Village Proj.):
 7% 6/1/00  -  700,000  706,125
  8.25% 6/1/22  -  1,660,000  1,753,374
  9.25% 6/1/22  -  4,915,000  5,437,218
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A:
 6.70% 9/1/14  Baa  1,500,000  1,526,250
  6.75% 9/1/19  Baa  1,250,000  1,267,187
Pennsylvania Intergovernmental Coop. Auth.
Spl. Tax Rev. Rfdg. Series A, 5% 6/15/15  A  3,000,000  2,700,000
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Temple Univ. Hosp.) Series A,
6.50% 11/15/08  Baa1  2,000,000  2,062,500
Philadelphia Wtr. & Wastewtr. Rev. 5.50%
6/15/12, (FGIC Insured)  Aaa  12,000,000  11,685,000
Somerset County Pennsylvania Hosp. Auth. Rev.
(Health Care 1st Mtg) 8.50% 6/1/24  -  2,000,000  2,015,000
Wilkins Area Ind. Dev. Auth. Rev. (1st Mtg.)
(Fairview Extended Care) Series A,
10.25% 1/1/21 (d)  -  2,000,000  2,205,000
  34,023,279
TENNESSEE - 0.4%
Tennessee Gen. Oblig. Series B, 6.10% 6/1/00  Aaa  2,025,000  2,184,469
TEXAS - 3.9%
Alliance Arpt. Auth. Spl. Facs. Rev. (American
Airlines, Inc.) 7% 12/1/11 (e)  Baa1  10,000,000  10,562,500
Austin Util. Sys. Rev. Rfdg. Series A,
0% 11/15/08, (MBIA Insured)  Aaa  3,895,000  1,874,468
Dallas-Fort Worth Reg. Arpt. Rev. Rfdg. Series A,
5.75% 11/1/02, (MBIA Insured)  Aaa  1,750,000  1,857,188
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
TEXAS - CONTINUED
East Texas Health Facs. Dev. Corp. Hosp. Rev.
(Palestine) 7.80% 8/15/18  - $ 3,000,000 $ 2,808,750
El Paso Prop. Fin. Auth. Single Family Mtg. Rev.
Series A, 8.70% 12/1/18, (GNMA Coll.) (e)  Aaa  1,335,000  1,435,124
Harris County Cultural & Ed. Facs. Fin. Corp.
(Space Ctr. Houston Proj.) 9.25% 8/15/15  -  3,315,000  994,500
San Antonio Elec. & Gas Rev. Rfdg. Series B,
0% 2/1/09, (FGIC Insured)  Aaa  2,000,000  937,500
Univ. of Texas Univ. Rev. Rfdg. (Fing. Sys.)
Series A:
 6% 8/15/04  Aa1  1,170,000  1,260,674
  6% 8/15/05  Aa1  1,000,000  1,071,250
Winters Wtrwks. & Swr. Sys. Rev. Rfdg. 8.50%
8/1/17 (Pre-Refunded 8/1/03 @ 100) (f)  -  500,000  621,250
  23,423,204
UTAH - 3.3%
Intermountain Pwr. Agcy. Pwr.
Supply Sys. Rev. Rfdg. Series B:
  6.50% 7/1/04, (MBIA Insured) (b)  Aaa  2,000,000  2,175,000
  6.50% 7/1/05, (MBIA Insured) (b)  Aaa  4,000,000  4,350,000
  5.55% 7/1/11  Aa  10,000,000  9,650,000
  5.60% 7/1/21  Aa  2,000,000  1,860,000
Utah Hsg. Fin. Agcy.:
(Residential Mtg.) Series 1983 A, 0% 7/1/16  A+  5,625,042  675,005
 (Single Family Mtg.) Series G, 9.25% 7/1/19,
 (FHA Guaranteed) (e)  AA  970,000  1,036,688
  19,746,693
VERMONT - 0.7%
Vermont Hsg. Fin. Agcy. Single Family Series 2,
7.30% 5/1/25 (e)  A1  1,500,000  1,546,875
Vermont Ind. Dev. Auth. Ind. Dev. Rev.
(Radisson Hotel) Series B-1, 7.75% 11/15/15  -  2,350,000  2,429,313
  3,976,188
VIRGINIA - 0.8%
Virginia Gen. Oblig. Pub. Facs. 6% 6/1/03  Aaa  4,000,000  4,360,000
Virginia Hsg. Dev. Auth. Residential Mtg. (Single
Family Mtg.) Series 1983 B, 0% 9/1/14  Aa  2,430,000  346,275
  4,706,275
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
WASHINGTON - 8.8%
Douglas County Pub. Util Dist. #1 Wells
Hydroelec. Rev. Rfdg.
(Pacific Pwr. & Lt. Co.) 8.75% 9/1/18  A $ 1,395,000 $ 1,754,213
Washington Gen. Oblig. 6.75% 7/1/02  Aa  3,560,000  4,005,000
Washington Motor Vehicle Fuel Tax Gen. Oblig.
Series B, 6.50% 9/1/03  Aa  5,000,000  5,587,500
Washington Pub. Pwr. Supply Sys. Rev.
Nuclear Proj. #2 :
 Rfdg. Series C, 0% 7/1/05, (MBIA Insured)  Aaa  11,000,000  6,586,250
  5.40% 7/1/12  Aa  28,000,000  25,060,000
 Nuclear Proj. #3 5.40% 7/1/12  Aa  10,000,000  9,162,500
  52,155,463
TOTAL MUNICIPAL BONDS
(Cost $556,619,920)   559,831,898
MUNICIPAL NOTES (C) - 5.3%
ALABAMA - 0.6%
Phenix City Ind. Dev. Board Envir. Impt. (Mead
Coated Board Proj.) 3.60% LOC Toronto
Dominion Bank, VRDN (e)  A-1+  3,500,000  3,500,000
CALIFORNIA - 1.3%
California Poll. Cont. Fing. Auth. Resources Recovery
Rev. (Ultra Pwr. Rocklin Proj.) Series 1988 B, 3.55%,
LOC Bank of America Nat'l. Trust & Savings,
VRDN (e)  -  1,800,000  1,800,000
California School Cash Reserve Program (Authority
Pool Bonds) Series 1995 A, 4.75% 7/3/96,
LOC Industrial Bank of Japan Ltd.,
(MBIA Insured) TRAN  MIG 1   6,000,000  6,040,980
  7,840,980
COLORADO - 1.7%
Colorado Gen. Oblig. TRAN 4.50% 6/27/96  SP1+  10,000,000  10,055,800
DELAWARE - 0.5%
Delaware Econ. Dev. Auth. (Delmarva Pwr. &
Light Proj.) Series 1994, 3.75% VRDN (e)  VMIG 1   3,000,000  3,000,000
NEW YORK - 0.2%
New York Envir. Facs. Corp. Resources Recovery
Rev. (Hunting, Inc. Proj.) Series 1989, 3.55%,
LOC Union Bank of Switzerland, VRDN (e) A-1+ 1,000,000 1,000,000 MUNICIPAL NOTES (C) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - 0.6%
Dayton Spl. Facs. Rev. Rfdg. (Emery Air Freight
Corp. Proj.) Series 1988 C, 3.40%, LOC
Citibank, VRDN  - $ 2,000,000 $ 2,000,000
Ohio Air Quality Dev. Auth. Envir. Impt. Rev. Rfdg.
(The Mead Corp.) Series 1986 A, 3.40%, LOC
Deutsche Bank, VRDN  A-1+  1,700,000  1,700,000
  3,700,000
TEXAS - 0.2%
Texas Gen. Oblig. TRAN
Series 1995 A, 4.75% 8/30/96  MIG 1  1,000,000  1,008,060
WYOMING - 0.2%
Platte County Poll. Cont. Rev. Rfdg. Series 1984 A,
3.50%, LOC Chemical Bank, VRDN  P-1  1,500,000  1,500,000
TOTAL MUNICIPAL NOTES
(Cost $31,618,033)   31,604,840
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $588,237,953)  $ 591,436,738
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
23 Municipal Bond Index Futures   Sept. 95 $ 2,632,062 $ 92,042
47 Municipal Bond Index Futures   Dec. 95  5,328,625  16,136
      $ 7,960,687 $ 108,178
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.3%
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,205,000.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)  Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 64.5% AAA, AA, A 64.9%
Baa 16.4% BBB  11.4%
Ba 0.8% BB  4.3%
B 0.0% B  0.2%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 10.7%. FMR has determined that unrated debt securities that are lower quality account for 9.3% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   22.8%
Electric Revenue   18.6
Health Care   10.8
Others (individually less than 10%)   47.8
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $588,237,953. Net unrealized appreciation aggregated $3,198,785, of which $15,726,002 related to appreciated investment securities and $12,527,217 related to depreciated investment securities.
At August 31, 1995, the fund had a capital loss carryforward of approximately $2,188,000 which will expire on August 31, 2003.
The fund intends to elect to defer to its fiscal year ending August 31, 1996 $21,291,000 of losses recognized during the period November 1, 1994 to August 31, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

6.ASSETS                                                         7.            8.

9.Investment in securities, at value (cost $588,237,953)         10.           $ 591,436,738
- See accompanying schedule

11.Receivable for investments sold                               12.            2,779,400

13.Interest receivable                                           14.            7,896,029

15.Receivable for daily variation on futures contracts           16.            29,583

17. 18.TOTAL ASSETS                                              19.            602,141,750

20.LIABILITIES                                                   21.           22.

23.Payable to custodian bank                                     $ 15,589      24.

25.Payable for investments purchased                              1,006,510    26.
Regular delivery

27. Delayed delivery                                              25,503,884   28.

29.Payable for fund shares redeemed                               584,244      30.

31.Distributions payable                                          710,279      32.

33.Accrued management fee                                         265,126      34.

35. 36.TOTAL LIABILITIES                                         37.            28,085,632

38.39.NET ASSETS                                                 40.           $ 574,056,118

41.Net Assets consist of:                                        42.           43.

44.Paid in capital                                               45.           $ 594,687,816

46.Accumulated undistributed net realized gain (loss) on         47.            (23,938,661)
investments

48.Net unrealized appreciation (depreciation) on                 49.            3,306,963
investments

50.51.NET ASSETS, for 56,375,348 shares outstanding              52.           $ 574,056,118

53.54.NET ASSET VALUE, offering price and redemption             55.            $10.18
price per share ($574,056,118 (divided by) 56,375,348 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

56.57.INTEREST INCOME                                      58.             $ 38,312,881

59.EXPENSES                                                60.             61.

62.Management fee                                          $ 3,224,403     63.

64.Non-interested trustees' compensation                    3,133          65.

66. 67.TOTAL EXPENSES                                      68.              3,227,536

69.70.NET INTEREST INCOME                                  71.              35,085,345

72.REALIZED AND UNREALIZED GAIN (LOSS)                     74.             75.
73.Net realized gain (loss) on:

76. Investment securities                                   (22,426,865)   77.

78. Futures contracts                                       (807,541)       (23,234,406)

79.Change in net unrealized appreciation (depreciation)    80.             81.
on:

82. Investment securities                                   27,510,450     83.

84. Futures contracts                                       171,047         27,681,497

85.86.NET GAIN (LOSS)                                      87.              4,447,091

88.89.NET INCREASE (DECREASE) IN NET ASSETS                90.             $ 39,532,436
RESULTING
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED       YEAR ENDED
                                                            AUGUST 31,       AUGUST 31,
                                                            1995             1994

91.INCREASE (DECREASE) IN NET ASSETS

92.Operations                                               $ 35,085,345     $ 45,667,244
Net interest income

93. Net realized gain (loss)                                 (23,234,406)     19,535,273

94. Change in net unrealized appreciation (depreciation)     27,681,497       (77,059,116)

95. 96.NET INCREASE (DECREASE) IN NET ASSETS                 39,532,436       (11,856,599)
RESULTING
FROM OPERATIONS

97.Distributions to shareholders                             (35,181,331)     (45,674,031)
From net interest income

98. From net realized gain                                   (5,213,637)      (43,781,431)

99. 100.TOTAL DISTRIBUTIONS                                  (40,394,968)     (89,455,462)

101.Share transactions                                       82,506,178       144,360,608
Net proceeds from sales of shares

102. Reinvestment of distributions                           29,999,336       70,984,626

103. Cost of shares redeemed                                 (217,831,944)    (346,734,933)

104. Redemption fees                                         69,284           167,057

105.106.                                                     (105,257,146)    (131,222,642)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

107.                                                         (106,119,678)    (232,534,703)
108.TOTAL INCREASE (DECREASE) IN NET ASSETS

109.NET ASSETS                                              110.             111.

112. Beginning of period                                     680,175,796      912,710,499

113. End of period                                          $ 574,056,118    $ 680,175,796

114.OTHER INFORMATION                                       116.             117.
115.Shares

118. Sold                                                    8,465,664        13,609,404

119. Issued in reinvestment of distributions                 3,070,143        6,585,102

120. Redeemed                                                (22,701,405)     (32,895,616)

121. Net increase (decrease)                                 (11,165,598)     (12,701,110)


FINANCIAL HIGHLIGHTS



122.                                                     YEARS ENDED AUGUST 31,

123.                                                      1995                     1994 C      1993        1992        1991

124.SELECTED PER-SHARE DATA

125.Net asset value, beginning                            $ 10.070                 $ 11.370    $ 10.710    $ 10.360    $ 9.890
of period

126.Income from Investment                                 .587                     .611        .663        .704        .739
Operations
Net interest income

127. Net realized and                                       .189                     (.752)      .727        .387        .463
unrealized
 gain (loss)

128. Total from investment                                  .776                     (.141)      1.390       1.091       1.202
operations

129.Less Distributions                                      (.587)                   (.611)      (.663)      (.704)      (.739)
From net interest income

130. From net realized gain on                              (.080)                   (.550)      (.070)      (.040)      -
 investments

131. Total distributions                                   (.667)                   (1.161)     (.733)      (.744)      (.739)

132.Redemption fees added to                                .001                     .002        .003        .003        .007
paid
 in capital

133.Net asset value, end of                                $ 10.180                 $ 10.070    $ 11.370    $ 10.710    $ 10.360
period

134.TOTAL RETURN A, B                                       8.20                     (1.42)      13.55       10.93       12.65
                                                           %                        %           %           %           %

135.RATIOS AND SUPPLEMENTAL
DATA

136.Net assets, end of period                             $ 574,056                $ 680,176   $ 912,710   $ 870,664   $ 550,930
(000 omitted)

137.Ratio of expenses to                                    .55                      .55         .47         .36         .23
average net assets                                         %                        %           %           %           %

138.Ratio of expenses to                                    .55                      .55         .55         .55         .55
average net assets before                                  %                        %           %           %           %
expense reductions

139.Ratio of net interest income                            5.99                     5.76        6.09        6.68        7.24
to average net assets                                      %                        %           %           %           %

140.Portfolio turnover rate                                 69                       48          50          62          78
                                                           %                        %           %           %           %

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION,
DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION
OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
INTEREST COMPANIES." AS A RESULT,
NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.


NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Municipal Income Portfolio (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and market discount.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS.
The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $386,361,713 and $495,566,969, respectively.
The market value of futures contracts opened and closed during the period amounted to $589,548,240 and $590,766,169, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $11,685 for the period.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust and the Shareholders of Spartan Municipal Income Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust: Spartan Municipal Income Portfolio, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Spartan Municipal Income Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
October 2, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




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QUOTES*
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1.
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2.
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requested Fidelity fund quotes.
3.
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5.
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2.
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* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND
RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
David Murphy, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
and
UMB Bank, n.a.
Kansas City, MO
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Tax-Free
California Tax-Free High Yield
California Tax-Free Insured
High Yield Tax-Free
Insured Tax-Free
Limited Term Municipals
Massachusetts Tax-Free High Yield
Michigan Tax-Free High Yield
Minnesota Tax-Free
Municipal Bond
New York Tax-Free High Yield
New York Tax-Free Insured
Ohio Tax-Free High Yield
Spartan Aggressive Municipal
(registered trademark)
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal High Yield
Spartan Connecticut Municipal High Yield
Spartan Florida Municipal Income
Spartan Intermediate Municipal
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal High Yield
Spartan New York Intermediate Municipal
Spartan New York Municipal High Yield
Spartan Pennsylvania Municipal High Yield
Spartan Short-Intermediate Municipal
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
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* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

SHORT-INTERMEDIATE MUNICIPAL
FUND
ANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 5 years and life of fund figures would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995          PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan Short-Intermediate Municipal   5.94%    35.21%   55.36%

Lehman Brothers Municipal Bond Index   8.87%    52.01%   n/a

Average Short Municipal Bond Fund      5.15%    32.69%   n/a

Consumer Price Index                   2.62%    16.19%   38.37%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 24, 1986. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad measure of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average short municipal bond fund, which reflects the performance of 39 municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995          PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan Short-Intermediate Municipal   5.94%    6.22%    5.20%

Lehman Brothers Municipal Bond Index   8.87%    8.74%    n/a

Average Short Municipal Bond Fund      5.15%    5.81%    n/a

Consumer Price Index                   2.62%    3.05%    3.82%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                   Spartan Short-Interlb15
          12/31/86           10000.00         10000.00
          01/31/87           10054.18         10301.10
          02/28/87           10117.67         10351.78
          03/31/87           10080.92         10242.05
          04/30/87            9812.58          9728.11
          05/31/87            9797.32          9679.85
          06/30/87            9956.02          9964.06
          07/31/87           10032.43         10065.69
          08/31/87           10016.89         10088.34
          09/30/87            9828.70          9716.38
          10/31/87            9745.54          9750.78
          11/30/87            9964.63         10005.37
          12/31/87           10026.48         10150.55
          01/31/88           10214.93         10512.11
          02/29/88           10245.98         10623.22
          03/31/88           10180.98         10499.46
          04/30/88           10232.39         10579.26
          05/31/88           10264.91         10548.68
          06/30/88           10288.74         10703.01
          07/31/88           10334.15         10772.79
          08/31/88           10328.97         10782.27
          09/30/88           10402.50         10977.43
          10/31/88           10466.28         11171.18
          11/30/88           10452.77         11068.86
          12/31/88           10517.06         11182.09
          01/31/89           10579.26         11413.34
          02/28/89           10541.78         11283.11
          03/31/89           10524.01         11256.14
          04/30/89           10585.62         11523.36
          05/31/89           10703.40         11762.71
          06/30/89           10787.87         11922.44
          07/31/89           10895.37         12084.71
          08/31/89           10922.27         11966.40
          09/30/89           10939.93         11930.74
          10/31/89           11024.75         12076.65
          11/30/89           11100.65         12287.99
          12/31/89           11179.77         12388.51
          01/31/90           11185.46         12329.91
          02/28/90           11275.65         12440.26
          03/31/90           11319.96         12444.00
          04/30/90           11301.88         12353.90
          05/31/90           11405.65         12623.59
          06/30/90           11462.04         12734.55
          07/31/90           11553.81         12922.38
          08/31/90           11572.98         12734.75
          09/30/90           11641.85         12742.01
          10/31/90           11728.44         12973.15
          11/30/90           11837.30         13234.04
          12/31/90           11897.05         13291.61
          01/31/91           12006.70         13469.98
          02/28/91           12080.42         13587.17
          03/31/91           12128.98         13592.06
          04/30/91           12243.38         13773.51
          05/31/91           12317.11         13895.96
          06/30/91           12351.10         13882.20
          07/31/91           12435.84         14051.29
          08/31/91           12534.72         14236.34
          09/30/91           12633.99         14421.70
          10/31/91           12717.78         14551.50
          11/30/91           12774.12         14592.10
          12/31/91           12950.15         14905.24
          01/31/92           13005.03         14939.23
          02/29/92           13057.07         14944.01
          03/31/92           13063.47         14949.54
          04/30/92           13148.54         15082.59
          05/31/92           13221.13         15260.11
          06/30/92           13330.35         15516.17
          07/31/92           13535.00         15981.35
          08/31/92           13480.28         15825.53
          09/30/92           13547.52         15929.03
          10/31/92           13546.27         15772.45
          11/30/92           13668.04         16054.93
          12/31/92           13750.95         16218.85
          01/31/93           13889.27         16407.48
          02/28/93           14133.72         17000.94
          03/31/93           14090.28         16821.24
          04/30/93           14157.47         16990.96
          05/31/93           14212.36         17086.45
          06/30/93           14307.62         17371.62
          07/31/93           14319.07         17394.38
          08/31/93           14473.15         17756.53
          09/30/93           14568.99         17958.78
          10/31/93           14595.28         17993.44
          11/30/93           14575.46         17834.92
          12/31/93           14730.26         18211.41
          01/31/94           14828.44         18419.39
          02/28/94           14674.56         17942.32
          03/31/94           14422.22         17211.71
          04/30/94           14476.68         17357.67
          05/31/94           14562.83         17508.16
          06/30/94           14586.33         17401.18
          07/31/94           14715.86         17720.15
          08/31/94           14770.41         17781.46
          09/30/94           14732.85         17520.43
          10/31/94           14681.26         17209.26
          11/30/94           14599.71         16898.12
          12/31/94           14717.74         17270.05
          01/31/95           14881.03         17763.63
          02/28/95           15053.88         18280.19
          03/31/95           15154.82         18490.23
          04/30/95           15209.30         18512.05
          05/31/95           15388.97         19102.77
          06/30/95           15412.09         18935.62
          07/31/95           15499.08         19115.13
          08/31/95           15649.11         19357.51

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Short-Intermediate Municipal Fund on December 31, 1986, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $15,649 - a 56.49% increase on your initial investment. This assumes you still owned the fund on August 31, 1995, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index - which includes longer term bonds - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,358 - a 93.58% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED AUGUST 31,

      1995                     1994   1993   1992   1991

Dividend return         4.53%   4.43%    4.82%   5.47%   6.30%

Capital appreciation    1.41%   -2.38%   2.53%   2.06%   2.00%
 return

Total return            5.94%   2.05%    7.35%   7.53%   8.30%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average sized account.
DIVIDENDS AND YIELD
PERIODS ENDED AUGUST 31, 1995       PAST          PAST 6         PAST
                                    MONTH         MONTHS         YEAR

Dividends per share                 3.60(cents)   21.42(cents)   42.90(cents)

Annualized dividend rate            4.27%         4.30%          4.37%

30-day annualized yield             4.21%         -              -

30-day annualized tax-equivalent    6.58%         -              -
yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.92 over the past month, $9.89 over the past six months and $9.81 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The municipal bond market
posted strong returns for the 12
months ended August 31, 1995.
For the 12-month period, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
tax-free market - had a total return
of 8.87%. By comparison, the
Lehman Brothers Aggregate
Bond Index - a proxy of
investment-grade taxable bonds
- returned 11.30%. A strong rally
starting in November 1994
helped municipal bonds recover
from the effects of the sharply
rising interest rate environment
seen through much of 1994. A
relatively tame inflationary
environment coupled with
indications of a slowing economy
encouraged bond investors,
helping to push interest rates down
throughout the period. In addition,
the Federal Reserve Board -
seeking to prevent the economy
from going into recession -
eased formerly tight credit
conditions by lowering the fed
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Performance among
taxable and tax-free issues was
not uniform during the period.
While municipal bonds performed
better than comparable Treasury
issues in the first quarter of 1995,
this trend reversed later in the year.
Ongoing concerns related to the
bankruptcy of Orange County,
California, and the threat of tax
reform dampened investor
interest, causing muni prices to
compress relative to taxable
issues. The rally rekindled at the
end of August, aided by a
tightening supply of municipal
debt securities.
NOTICE TO SHAREHOLDERS: On
October 1, 1995, Norman Lind (right photo) became portfolio manager of Spartan Short-Intermediate Municipal Fund. The following is an interview with David Murphy - who managed the fund during the period covered by this report - with some comments from Norm Lind on his outlook for the fund and the municipal market.
Q. HOW HAS THE FUND PERFORMED, DAVID?
D.M. Better than its peers. For the year ended August 31, 1995, the fund had a total return of 5.94%. That compared to the average short municipal bond fund's return of 5.15% for the same period, as tracked by Lipper Analytical Services.
Q. WHY DID THE FUND OUTPACE THE AVERAGE?
D.M. Primarily because of its structure. During the fall of 1994, I used a strategy known as a "barbell," in which most of the fund's investments were in either bonds with maturities of less than 1.5 years, or in bonds with maturities of five to seven years. I did that because the yield curve - the difference in yields between bonds of various maturities - was steep. That meant that investors were rewarded with a significant amount of additional yield by investing in bonds with maturities of five to seven years. Also, I expected the yield curve to flatten, which it did throughout the early part of 1995. As the curve flattened, the value of those longer-term intermediate bonds rose more - on a relative basis - than shorter-term bonds. Having the fund barbelled during this flattening process helped the fund's overall performance.
Q. ONCE THAT FLATTENING HAD OCCURRED, DID YOU STRUCTURE THE FUND
DIFFERENTLY?
D.M. Yes, because I anticipated that the yield curve would once again steepen. To take advantage of that steepening, I changed the fund to have more of a "bulleted" structure, which is the opposite of a barbell. With a bulleted structure, the fund has a heavy concentration in a particular maturity range. In this case, I bulleted the fund with a heavy concentration in bonds with maturities between three and five years. Because the yield curve steepened fairly dramatically during the past few months, having a bulleted structure also benefited the fund. By the end of the period, however, I began to anticipate that the yield curve may once again flatten, so I started to move the fund back toward a more barbelled approach.
Q. WHICH SECTORS WERE THE BEST AND WORST PERFORMERS FOR THE FUND DURING THE PAST SIX MONTHS?
D.M. Student loan bonds performed quite well during that time. These bonds historically have been perceived to carry the risk of being paid off prior to their scheduled maturities. To compensate for that perceived risk, they carried an above-average yield. Recently, however, the municipal bond market seems to have realized that the risk of pre-payment for some student loan bonds is not that high, so investors became more willing to pay a higher price to own them. I did sell some of these bonds in order to lock in their gains, and find opportunities elsewhere. Health care bonds were some of the fund's laggards over the past six months, as investors worried about the increasing competitive pressures that face the industry. But I've targeted health care organizations I believe can hold up in this more competitive environment. Thus, I continue to hold some health care bonds.
Q. THE FUND'S CONCENTRATION IN STATE GENERAL OBLIGATION (GO) BONDS HAS RISEN, WHILE ITS STAKE IN LOCAL GOS HAS DECLINED. ARE THOSE CONNECTED?
D.M. Yes. Across the country many states are pushing new financial responsibilities down to the local level. So because I'm somewhat more positive about the outlook for the finances and budgets of the states than I am about the local governments, I've more heavily weighted the fund's GO stake in favor of state issues. In terms of states, I made two noticeable changes to the fund's investments during the past six months. First, I increased the fund's stake in Texas, mainly by adding GO bonds issued by the state. Second, I decreased the fund's investments in California GOs, which were underperformers during the period. That state's economy continues to lag the nation, and it appears that it will continue to do so for some time.
Q. TURNING TO YOU NORM, WHAT'S AHEAD FOR THE FUND?
N.L. In managing our respective funds, David and I have worked closely together for many years and our investment styles and philosophies are similar. Any changes that I make in the future most likely will be a function of market opportunities and conditions, rather than some difference in style. For example, I'll probably continue the process that David began toward the end of the period of moving the fund toward a more barbelled structure. Other than that, I'll try to identify bonds with current prices I think understate their true value, with the expectation that they will appreciate later and capture their full value.

FUND FACTS
GOAL: to provide high current
income exempt from federal
taxes by investing in
higher-grade and
upper-medium grade
securities
START DATE: December 24,
1986
SIZE: as of August 31, 1995,
more than $908 million
MANAGER: Norman Lind, as
of October 1, 1995;
manager, New York Tax-Free
High Yield and Spartan New
York Municipal High Yield
Portfolios, since 1993; New
York Tax-Free Insured
Portfolio, since 1994;
Spartan New York
Intermediate Municipal
Portfolio and Spartan
Intermediate Municipal
Portfolio, effective October
1995; Spartan Municipal
Income Portfolio, 1990 to
October 1995; joined
Fidelity in 1986
(checkmark)
NORM LIND'S OUTLOOK FOR THE
MUNICIPAL BOND MARKET:
"There are several factors
that will determine the
municipal bond market's
direction over the next six
months. Chief among them
is the direction of the
economy, inflation and
interest rates. In my view, the
economy is currently at a
pivotal point. There aren't any
definitive signs about where
we're heading but there are
three choices: a "soft landing,"
in which  economic growth is
slow but steady and inflation
stays low; a recession; or a
fast-growing, inflationary
environment. Until that
question is resolved,
municipal prices are likely to
remain generally in their
current range.
"In the spring and summer,
talk of a flat tax - under
which all individuals would be
taxed at a uniform rate and
deductions would be eliminated
- caused the municipal market
to be somewhat volatile. We
could see some continued
volatility as the flat tax and
other federal tax proposals
fade in and out of public
debate. In my view, it's unlikely
that a flat tax will be enacted
before 1997, if ever, and the
municipal bond market
overreacted.
"On a more positive note, the
net amount of municipal
bonds outstanding is shrinking.
Assuming that demand for
tax-free bonds remains
constant, lower supply could
be a positive for the municipal
market."
INVESTMENT CHANGES


TOP FIVE STATES AS OF AUGUST 31, 1995
                % OF FUND'S   % OF FUND'S
                INVESTMENTS   INVESTMENTS
                              6 MONTHS AGO

Massachusetts   14.9          16.5

Texas           10.3          8.1

California      7.4           10.9

Louisiana       5.0           5.4

New York        4.3           2.3

TOP FIVE SECTORS AS OF AUGUST 31, 1995
                        % OF FUND'S   % OF FUND'S
                        INVESTMENTS   INVESTMENTS
                                      6 MONTHS AGO

Education               29.9          31.7

General Obligation      23.1          19.0

Escrowed/Pre-Refunded   13.8          14.7

Electric Revenue        10.8          10.1

Transportation          6.4           6.9

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   3.3   3.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years    3.0    2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Aaa, Aa, A 90.7%
Baa 1.6%
Non-rated 1.1%
Short-term
investments 6.6%
Aaa, Aa, A 93.1%
Baa 2.3%
Non-rated 1.2%
Short-term
investments 3.4%
Row: 1, Col: 1, Value: 7.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 44.0
Row: 1, Col: 5, Value: 44.0
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 46.0
Row: 1, Col: 5, Value: 45.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 93.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ALASKA - 2.1%
Alaska Student Loan Corp. Student Loan Rev. 6.90% 7/1/96,
(AMBAC Insured) (b)   $ 3,800 $ 3,881
North Slope Borough:
Rfdg. Series G, 8.35% 6/30/98, (MBIA Insured)    8,000  8,860
 Series A, 0% 6/30/99, (MBIA Insured)    1,500  1,262
 Series B, 0% 1/1/99, (MBIA Insured)    7,000  6,020
  20,023
ARIZONA - 2.6%
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg.
Area) 7.40% 7/1/98    3,750  4,017
Maricopa County Series C, 8.90% 7/1/99    4,000  4,615
Maricopa County School Dist. #4 Rfdg. (Mesa Unified)
(Cap. Appreciation) 0% 7/1/98, (FGIC Insured)    2,600  2,301
Maricopa County School Dist. #28 (Kyrene Elementary)
(Cap. Appreciation) Rfdg. 0% 7/1/98,
(FGIC Insured)    3,340  2,956
Phoenix Arpt. Rev. Rfdg. Series A, 5.05% 7/1/97,
(MBIA Insured)    2,885  2,939
Phoenix Civic Impt. Corp. Excise Tax Rev. Rfdg.
(Arpt. Impts.) Series A (b):
 5.60% 7/1/99    3,240  3,366
  5.75% 7/1/00    3,320  3,478
  5.85% 7/1/01    1,000  1,056
  24,728
CALIFORNIA - 5.8%
Brea California Redev. Agcy. 8.40% 9/15/05, (Pre-Refunded
to 9/15/96 @ 102.50) (c)    5,675  6,079
California Higher Ed. Loan Auth. Rev. Rfdg. (Student Loan)
Series E-2, 5.70% 12/1/98 (b)    4,000  4,140
California Pub. Works Board Lease Rev. (Dept. of Corrections
State Prisons):
 Rfdg. Series A, 4.50% 12/1/98, (AMBAC Insured)   4,600  4,583
  Series E, 4.50% 6/1/00    2,735  2,701
  Series E, 4.625% 6/1/01    4,795  4,705
Clovis Unified School Dist. Spl. Tax (Cap. Appreciation)
Series B, 0% 8/1/00, (MBIA Insured)    5,725  4,559
Los Angeles Dept. of Wtr. & Pwr. Rev. (Electric Plant)
Second Issue:
 9% 10/15/00    1,300  1,545
  9% 10/15/01    2,000  2,430
Los Angeles Wastewtr. Sys. Rev. Series B, 9% 6/1/96,
(AMBAC Insured)    2,305  2,391
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Northern California Pwr. Agcy. Pub. Pwr. (c):
7.75% 7/1/99, (Pre-Refunded to 7/1/96 @ 102)  $ 1,585 $ 1,668
 7.80% 7/1/00, (Pre-Refunded to 7/1/96 @ 102)   1,990  2,094
 7.80% 7/1/01, (Pre-Refunded to 7/1/96 @ 102)   1,455  1,531
 7.875% 7/1/06, (Pre-Refunded to 7/1/96 @ 102)   3,495  3,683
Rosemead Redev. Agcy. (Sub. Lien Tax Allocation Proj.
Area 1) (c):
 0% 10/1/96, (Escrowed to Maturity)    2,235  2,143
  0% 10/1/97, (Escrowed to Maturity)    1,875  1,720
  0% 10/1/98, (Escrowed to Maturity)    1,000  875
  0% 10/1/99, (Escrowed to Maturity)    2,205  1,830
San Bernardino County Ctfs. of Prtn. (Med. Ctr. Fing. Proj.)
4.75% 8/1/00    4,000  3,875
Univ. of California Rev. Rfdg. (Multiple Purp. Projs.) Series C,
10% 9/1/99, (AMBAC Insured)    2,605  3,129
  55,681
COLORADO - 2.2%
Aurora Ctfs. of Prtn. Rfdg. 4.75% 12/1/96    500  505
Colorado Ctfs. of Prtn. (Rfdg. & Acquisition Projs.)
4.75% 11/1/97, (AMBAC Insured)    2,750  2,788
Denver City & County Arpt. Rev.:
(Stapleton Int'l. Arpt.) 10% 12/1/95,
 (Escrowed to Maturity) (c)    200  203
 Sub. Series B, 4.25% 12/1/25, LOC Sumitomo Bank   15,000  15,000
Pueblo Wtr. Rfdg. Series 1984 B, 9.50% 11/1/98,
(MBIA Insured)    2,250  2,517
  21,013
CONNECTICUT - 0.3%
Connecticut Resources Recovery Auth. Rev. (Bridgeport
Resco Co. LP Proj.) Series B:
 8.10% 1/1/96    1,460  1,475
  8.20% 1/1/97    1,490  1,533
  3,008
DELAWARE - 0.6%
Delaware Trans. Auth. Trans. Sys. Rev.:
7.50% 7/1/02, (MBIA Insured)    3,500  3,793
 7.75% 7/1/06, (MBIA Insured) (Pre-Refunded to 7/1/98
 @ 101.50) (c)    1,500  1,665
  5,458
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
DISTRICT OF COLUMBIA - 0.1%
District of Columbia Gen. Oblig. Series A, 7.50% 6/1/10,
(AMBAC Insured) (Pre-Refunded to 6/1/00 @ 102) (c) $ 1,000 $ 1,139
FLORIDA - 3.8%
Florida Board of Ed. Administration Pub. Ed. (Cap. Outlay)
Series B, 5.625% 6/1/96    4,000  4,055
Florida Ctfs. of Prtn. (Consolidated Equip. Prog.):
5.75% 11/15/95    2,310  2,319
 5.90% 5/15/96    5,865  5,960
Florida Tpk. Auth. Tpk. Rev. Series A, 6.35% 7/1/22,
(FGIC Insured) (Pre-Refunded to 7/1/02 @ 101) (c)   2,000  2,230
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien) (a):
6.25% 10/1/00, (FGIC Insured)    9,175  9,817
 6.25% 10/1/01, (FGIC Insured)    9,255  9,972
Sarasota Wtr. & Swr. Util. Rev. Rfdg. (a):
5.25% 10/1/98, (FGIC Insured)    500  512
 5.25% 10/1/99, (FGIC Insured)    1,090  1,117
 6.25% 10/1/01, (FGIC Insured)    1,210  1,302
  37,284
GEORGIA - 2.9%
Fulton County Unltd. Tax 6.50% 1/1/01    1,000  1,026
Georgia Gen. Oblig.:
Series 89-A, 7.25% 4/1/05, (Pre-Refunded to 4/1/99
 @ 102) (c)    1,625  1,810
 Series B, 7.20% 3/1/01    2,000  2,273
 Series C, 7.25% 7/1/00    4,750  5,350
 Series D:
 7% 11/1/99    7,500  8,306
  7.40% 8/1/00    5,000  5,680
Gwinnett County Wtr. & Swr. Ctfs. of Prtn. 7.75% 8/1/96  3,850  3,990
  28,435
HAWAII - 0.3%
Hawaii Arpts. Sys. Rev.:
Rfdg. Series 1993, 5.10% 7/1/97, (MBIA Insured)   1,860  1,897
 2nd Series, 7.40% 7/1/02, (FGIC Insured) (b)    1,000  1,138
  3,035
ILLINOIS - 1.7%
Illinois Edl. Facs. Auth. Rev. (DePaul Univ.) Series A, 9.10%
10/1/97, (Pre-Refunded to 10/1/95 @ 103) (c)    500  517
Illinois Scholarship Commission Student Loan Rev. Series I,
0.02% 3/1/96 (b)    8,725  8,529
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
McHenry County Conservation Dist. (Cap. Appreciation) 0%
2/1/96, (AMBAC Insured)   $ 1,630 $ 1,604
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.) Series A, 0% 6/15/96,
(AMBAC Insured)    4,055  3,932
Rock Island County Ctfs. of Prtn.:
10% 12/1/95, (FGIC Insured)    790  802
 10% 12/1/96, (FGIC Insured)    840  902
  16,286
INDIANA - 2.8%
Indianapolis Local Pub. Impt. Series D, 0% 2/1/18 ,
(Pre-Refunded to 2/1/98 @ 19.120) (c)    59,000  10,178
Indianapolis Resource Recovery Rev. (a):
6% 12/1/00, (AMBAC Insured)    3,315  3,394
 6.50% 12/1/01, (AMBAC Insured)    5,785  6,053
 6% 12/1/02, (AMBAC Insured)    6,780  7,111
  26,736
KANSAS - 0.4%
Johnson County Unified School Dist. #233 Rfdg. & Impt.
8% 9/1/99, (AMBAC Insured)    3,050  3,447
KENTUCKY - 2.2%
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev.
Series C, 4.75% 7/1/00, (MBIA Insured) (b)    5,980  6,010
Owensboro Elec. Lt. & Pwr Rev. Rfdg. Series B:
0% 1/1/96, (AMBAC Insured)    1,425  1,405
 0% 7/1/96, (AMBAC Insured)    1,400  1,351
 0% 1/1/97, (AMBAC Insured)    3,025  2,851
 0% 7/1/97, (AMBAC Insured)    1,000  921
 0% 1/1/98, (AMBAC Insured)    2,000  1,798
 0% 1/1/99, (AMBAC Insured)    3,300  2,826
 0% 1/1/01, (AMBAC Insured)    5,450  4,237
  21,399
LOUISIANA - 5.0%
Jefferson Sales Tax Dist. Spl. Sales Tax Rev. Series A,
6.25% 12/1/98, (FGIC Insured)    3,000  3,180
Louisiana Pub. Facs. Auth. Rev.:
(Browning-Ferris Ind., Inc.) 3.85% 11/1/96 (b)    5,000  4,956
 Rfdg. (Loyola Univ.) 9% 10/1/95    9,710  9,746
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
LOUISIANA - CONTINUED
Louisiana Pub. Facs. Auth. Rev. - continued
(Student Loan):
 Sr. Series A-1:
  5.90% 3/1/99   $ 2,140 $ 2,207
   6.20% 3/01/01    2,000  2,103
  Sr. Series A-2, 5.90% 3/1/98 (b)    3,000  3,075
 (Supplemental Student Loan):
 Series B, 8.125% 12/1/99, (AMBAC Insured)    8,545  9,613
  Series C, 8.125% 12/1/99, (AMBAC Insured)    4,065  4,573
Louisiana Gen. Oblig.:
Rfdg. Series A, 6.40% 8/1/96    3,000  3,062
 Series A:
 6.50% 9/1/95    1,000  1,000
  8% 5/1/98, (MBIA Insured)    1,000  1,091
  8% 9/1/95    3,365  3,365
Ouachita Parish Hosp. Svc. Dist. #1 Rev. (Glenwood Reg'l.
Med. Ctr.) 6.70% 7/1/96    475  482
  48,453
MAINE - 0.9%
Maine Edl. Loan Auth. Edl. Loan Rev. (Supplemental Ed.
Loan Prog.) Series A-1, 5.60% 12/1/96 (b)    300  303
Maine Edl. Loan Marketing Corp. Student Loan Rev. Rfdg. (b):
Series A-1, 4.95% 5/1/96    1,200  1,200
 6.20% 11/1/95    7,250  7,268
  8,771
MARYLAND - 1.3%
Maryland Dept. of Trans. Consolidated Trans. 6.40%
7/15/97    1,000  1,044
Montgomery County Consolidated Pub. Impt. Series A,
5.50% 10/1/99    5,000  5,256
Northeast Waste Disp. Auth. Resources Recovery Rev. Rfdg.
(Southwest Resources Recovery Fac.) 6.85% 1/1/99,
(MBIA Insured)    4,000  4,305
Prince Georges County 6.20% 3/15/99, (MBIA Insured)  1,985  2,112
  12,717
MASSACHUSETTS - 14.9%
Massachusetts Gen. Oblig.:
Consolidated Loan (Cap. Appreciation) Series A,
 0% 6/1/97    1,930  1,790
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Gen. Oblig. - continued:
(Dedicated Income Tax) Series A:
 7.875% 6/1/97   $ 23,200 $ 24,708
  7.875% 6/1/97, (FGIC Insured)    5,430  5,790
 Ultd. Tax 6.75% 4/1/01, (Pre-Refunded to 4/1/96
 @ 102.50) (c)    1,000  1,041
 9.25% 7/1/00    4,500  5,439
Massachusetts Health & Edl. Facs. Auth. Rev. (Salem Hosp.)
Series A, 6.75% 7/1/00, (Pre-Refunded to 7/1/97
@ 100) (c)    4,055  4,232
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg. (Morton Hosp. & Med. Ctr.) Series A,
  8.75% 7/1/11, (Pre-Refunded to 7/1/99 @ 102) (c)  3,960  4,529
  (Cap. Appreciation) (Massachusetts Biomedical Research)
  Series A-1, 0% 8/1/00    4,510  3,557
  (Massachusetts Biomedical Research)  Series A-1,
  7.10% 8/1/99    3,800  4,123
New England Ed. Loan Marketing Corp. Rev. Rfdg.
(Massachusetts Student Loan):
 Sr. Issue A, 6% 9/1/98 (b)    11,500  12,003
  Sr. Issue D, 6% 9/1/99    7,000  7,359
  Series B, 5.40% 6/1/00    10,500  10,723
  Series E, 5% 7/1/99    25,400  25,622
  Series G, 4.70% 8/1/98    6,600  6,617
  Series G, 5% 8 /1/00    6,350  6,374
  Series H, 4.75% 12/1/99    20,000  20,000
  143,907
MICHIGAN - 1.2%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall Expansion Proj.):
4.75% 9/30/00    7,720  7,691
 4.80% 9/30/01    3,855  3,821
  11,512
MISSISSIPPI - 1.6%
Mississippi Higher Ed. Assistance Corp. Student Loan Rev.
Series B, 4.80% 9/1/98 (b)    15,500  15,578
MONTANA - 3.6%
Montana Higher Ed. Student Assistance Corp. Student Loan
Rev. (b):
 Sr. Series A, 4.75% 12/1/98    1,000  1,004
  Sr. Series B:
  4.70% 12/1/ 98    9,225  9,237
   4.90% 12/1/ 99    12,420  12,465
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MONTANA - CONTINUED
Montana Higher Ed. Student Assistance Corp. Student Loan
Rev. (b) - continued
 Series B:
  6.20% 12/1/97   $ 4,135 $ 4,254
   6.40% 6/1/98    3,720  3,841
   6.40% 12/1/98    4,275  4,441
  35,242
MULTIPLE STATES - 0.1%
New England Ed. Loan Marketing Corp. Student Loan Rev.
Rfdg. Sr. Issue D, 6.20% 9/1/00    1,100  1,167
NEW HAMPSHIRE - 1.6%
New Hampshire Higher Edl. & Health Facs. Auth. Rev.
(Frisbie Mem. Hosp.) 9.50% 10/1/08, (Pre-Refunded to
10/1/97 @ 103) (c)    13,500  15,221
NEW JERSEY - 3.2%
Jersey City School Unltd. Tax 6.40% 2/15/96    1,675  1,695
New Jersey Health Care Facs. Fing. Auth. Rev. (Atlantic City
Med. Ctr.):
 Series B, 8.375% 8/1/20, (FHA Guaranteed)
  (Pre-Refunded to 2/1/98 @ 102) (c)    6,820  7,604
  Series C:
  5.60% 7/1/96    3,300  3,337
   5.80% 7/1/97    4,005  4,090
   6.45% 7/1/02    3,500  3,684
New Jersey Trans. Trust Fund Auth. Trans. Sys. Series A,
6% 6/15/02, (AMBAC Insured)    10,000  10,738
  31,148
NEW MEXICO - 2.2%
Albuquerque New Mexico Arpt. Rev. Rfdg. (a):
6.25% 7/1/98, (AMBAC Insured)    510  534
 6.25% 7/1/99, (AMBAC Insured)    540  571
 6.25% 7/1/00, (AMBAC Insured)    660  702
 6.25% 7/1/01, (AMBAC Insured)    980  1,046
New Mexico Edl. Assistance Foundation Student Loan Rev. (b):
Sr. Series 1-A, 4.80% 12/1/95    1,750  1,752
 Sr. Series IV-A1:
 6.40% 3/1/03    5,375  5,650
  6.50% 3/1/04    3,370  3,568
 Series A:
 6.25% 4/1/98, (AMBAC Insured)    4,470  4,649
  6.55% 4/1/00, (AMBAC Insured)    2,525  2,667
  21,139
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - 4.3%
New York State Dorm. Auth. Rev. (City Univ. Sys.
Consolidated) Series A, 7.625% 7/1/20, (Pre-Refunded
to 7/1/00 @ 102) (c)   $ 12,300 $ 14,268
New York State Gen. Oblig. Crossover Rfdg.:
7.80% 11/15/98    12,820  14,214
 7.80% 11/15/99    3,780  4,286
New York State Local Gov't. Assistance Corp. Series A,
7% 4/1/16, (Pre-Refunded to 4/1/01 @ 102) (c)   7,500  8,569
  41,337
NEW YORK & NEW JERSEY - 1.0%
New York & New Jersey Port Auth. Series SS,
4.90% 9/1/97 (b)    10,000  10,030
NORTH CAROLINA - 0.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.
Series A, 7.875% 1/1/02    8,000  8,920
NORTH DAKOTA - 0.2%
North Dakota Student Loan Rev. Rfdg. Series A,
5.70% 7/1/97    2,315  2,344
OHIO - 1.7%
Cincinnati City School Dist.:
Ltd. Tax 5.40% 6/1/96    4,000  4,042
 5.35% 6/15/96    1,700  1,716
Franklin County Ltd. Tax (Courthouse) 6.375% 12/1/17,
(Pre-Refunded to 12/1/01 @ 102) (c)    3,800  4,242
Franklin County Rev. (Online Computer Library Ctr.)
Series 1993, 4.70% 4/15/96    270  270
Montgomery County Hosp. Facs. Rev. (Miami Valley Hosp.)
Series A, 9% 12/1/96    1,500  1,545
Ohio Dev. Commty. (Globe Ind. Proj.) Series 1,
7.75% 6/1/96 (b)    360  362
Student Loan Funding Corp. Student Loan Rev. Series A,
5.50% 12/1/01 (b)    4,000  4,065
  16,242
OKLAHOMA - 0.3%
Oklahoma Student Loan Auth. Rev. Rfdg. (Student Loan)
Series A, 5.35% 9/1/96 (b)    1,930  1,932
Tulsa Ind. Auth. Hosp. Rev. (Tulsa Reg'l. Med. Ctr.) Series A,
7% 6/1/96    500  508
  2,440
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - 1.5%
Erie County School Dist. (Cap. Appreciation) (c):
0% 6/1/96, (Escrowed to Maturity)   $ 785 $ 762
 0% 12/1/96, (Escrowed to Maturity)    1,125  1,072
 0% 6/1/97, (Escrowed to Maturity)    1,435  1,338
 0% 12/1/97, (Escrowed to Maturity)    1,405  1,284
 0% 6/1/98, (Escrowed to Maturity)    905  810
 0% 12/1/98, (Escrowed to Maturity)    1,770  1,549
Northampton County Ind. Dev. Auth. Poll. Cont. Rev.
(Metropolitan Edison Co.) Series A, 10.50% 9/1/95   4,000  4,000
Philadelphia School Dist. Rfdg. Series A, 6.25% 7/1/97,
(AMBAC Insured)    3,500  3,636
  14,451
PUERTO RICO - 1.2%
Puerto Rico Commonwealth Pub. Impt. 6.80% 7/1/21,
(Pre-Refunded to 7/1/02 @ 101.50) (c)    10,000  11,450
RHODE ISLAND - 2.0%
Rhode Island Consolidated Cap. Loan Unltd. Tax Rev.
8% 8/1/98    4,470  4,928
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6% 12/1/97    14,000  14,280
  19,208
SOUTH CAROLINA - 2.7%
South Carolina Cap. Impt. Series A, 6.35% 3/1/01   3,200  3,484
South Carolina Ed. Assistance Auth. Rev. (b):
Rfdg. (Guaranteed Student Loan) Sub. Lien B, 5% 9/1/99  7,045  7,071
 (Insured Student Loan):
 6.50% 9/1/98    5,000  5,238
  6.60% 9/1/99    2,845  3,016
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A (a):
6% 1/1/97, (MBIA Insured)    3,500  3,522
 6% 1/1/98, (MBIA Insured)    4,000  4,055
  26,386
SOUTH DAKOTA - 0.4%
South Dakota Student Loan Fin. Corp. Student Loan Rev.
Series A, 5.70% 8/1/99 (b)    3,575  3,638
TEXAS - 7.7%
Alamo Commty. Dist. Rfdg.:
0% 2/15/99, (AMBAC Insured)    2,530  2,169
 0% 2/15/00, (AMBAC Insured)    3,350  2,730
Arlington Independent School Dist. School Bldg. Rfdg.
(Cap. Appreciation) 0% 8/15/97, (MBIA Insured)   1,250  1,155
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
TEXAS - CONTINUED
Austin Util. Sys. Rev. Rfdg.:
(Prior Lien) Series B, 7% 11/15/98, (FGIC Insured)  $ 5,000 $ 5,413
 Series A, 0% 11/15/98, (MBIA Insured)    3,000  2,614
Austin Wtr. Swr. & Elec. Rev. Rfdg.:
11% 11/15/96, (Escrowed to Maturity) (c)    165  178
 11% 11/15/96    9,525  9,906
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg.
Series C- 1 (b):
 4.95% 6/1/98    11,700  11,773
  5.15% 6/1/99    9,875  9,974
Colorado River Wtr. Resources Auth. Rev. 8.50% 1/1/01  2,200  2,582
Dallas Independent School Dist. Rfdg. (Cap. Appreciation)
0% 8/15/96, (PSF Guaranteed)    5,000  4,831
Harris County Toll Road Sub. Lien. Rev Unltd. Tax. Rfdg.
(Cap. Appreciation) 0% 8/1/01    3,490  2,665
San Antonio Elec. & Gas Rev. 6.40% 2/1/98    3,000  3,056
San Antonio Wtr. Rev. 0% 5/1/09, (Pre-Refunded to
5/1/00 @ 53.658) (AMBAC Insured) (c)    6,415  2,783
Texas Gen. Oblig. Superconducting (Cap. Appreciation)
Series C, 0% 4/1/02, (FGIC Insured)    2,750  1,994
Texas Higher Ed. Coordinating Board College Student Loan
Rev. (Sr. Lien) 6.60% 4/1/96 (b)    845  853
Texas Nat'l. Research Lab. Commission Fing. Corp. Lease Rev. (Superconducting Super Collider) 6.75% 12/1/04,
(Pre-Refunded to 12/1/01 @ 102) (c)    3,000  3,409
Texas Pub. Fin. Auth. Rfdg. Series A, 0% 10/1/01,
(AMBAC Insured)    9,000  6,728
  74,813
UTAH - 2.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Rfdg. Series B:
 0% 7/1/01, (MBIA Insured)    5,000  3,756
  5.50% 7/1/01, (MBIA Insured) (a)    13,825  14,274
  0% 7/1/15, (AMBAC Insured) (Pre-Refunded to
  7/1/00 @ 101) (c)    7,500  6,084
Utah Associated Muni. Pwr. Sys. Rev. Rfdg. (Cap. Appreciation)
(Hunter Proj.) 0% 7/1/98, (AMBAC Insured)    2,765  2,450
  26,564
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
VERMONT - 0.6%
Vermont Student Assistance Corp. Edl. Loan Rev. Rfdg. Fing.
Prog. Series A:
 6.25% 6/15/98, (AMBAC Insured)   $ 3,250 $ 3,356
  6.35% 6/15/99, (AMBAC Insured)    2,500  2,606
  5,962
VIRGINIA - 0.3%
Chesapeake Gen. Oblig. 5.70% 5/1/01    2,900  3,074
WASHINGTON - 2.5%
Seattle Metropolitan Muni. Swr. Rev. Series T,
6.875% 1/1/31, (Pre-Refunded to 1/1/00 @ 102) (c)  3,000  3,338
Washington Gen. Oblig. Series 96-A, 6.75% 7/1/01   3,780  4,201
Washington Health Care Facs. Auth. Rev.:
Rfdg. (Group Health Coop. Puget Sound Seattle) Series
 1988 A, 7.40% 12/1/98, (MBIA Insured)    2,750  3,008
 (Pooled Cap. Facs. & Equip.) 7.30% 4/1/96, (MBIA Insured) 580 581 Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Rfdg.:
Series A:
 7.25% 7/1/99    2,760  3,005
  6.50% 7/1/02    1,000  1,076
 Series B, 5% 7/1/01    2,500  2,500
 Series C, 7.70% 7/1/02    2,500  2,869
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Rfdg.:
Series A, 6.50% 7/1/02    2,220  2,389
 Series C, 7.20% 7/1/99    1,000  1,088
  24,055
TOTAL MUNICIPAL BONDS
(Cost $891,908)   903,441
MUNICIPAL NOTES - 6.6%
ALABAMA - 0.2%
Phenix City Ind. Dev. Envir. Impt. (Mead Coated Board Proj.)
3.60%, LOC Toronto Dominion Bank, VRDN (b)(d)   1,900  1,900
CALIFORNIA - 1.6%
California School Cash Reserve Prog. Auth. TRAN
Series 1995 A, 4.75% 7/3/96, (MBIA Insured)
LOC Industrial Bank of Japan Ltd.    7,000  7,048
Ventura County TRAN 4.50% 7/2/96    8,000  8,031
  15,079
COLORADO - 1.1%
Colorado Gen Oblig. TRAN 4.50% 6/27/96    11,000  11,061
MUNICIPAL NOTES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
ILLINOIS - 0.2%
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Garden
Glen Apts.) Series 93, 3.95%, VRDN (d)   $ 2,300 $ 2,300
PENNSYLVANIA - 0.1%
Schuylkill County Ind. Dev. Auth. Resources Recovery Rev.
(Westwood Energy Prop.) Series 1985, 3.60%,
LOC Fuji Bank, VRDN (d)    1,100  1,100
SOUTH CAROLINA - 0.3%
South Carolina Job Econ. Dev. Auth. (Wellman, Inc. Proj.)
Series 1990, 3.70%, LOC Wachovia Bank & Trust NA,
VRDN (b)(d)    2,600  2,600
TEXAS - 2.6%
Texas Gen. Oblig. TRAN Series 1995 A, 4.75% 8/30/96  25,000  25,202
VIRGINIA - 0.5%
Richmond Ind. Dev. Auth. Rev. (Cogentrix Richmond, Inc. Proj.)
Series 1991 B, 3.75%, LOC Banque Paribas, VRDN (b)(d) 2,700 2,700 Southampton County Ind. Dev. Auth. Facs. Rev. (Hadson Pwr.
#11-Southampton Proj.) Series 1990-A, 3.70%,
LOC Cr. Suisse, VRDN (b)(d)    2,000  2,000
  4,700
TOTAL MUNICIPAL NOTES
(Cost $63,943)   63,942
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $955,851)  $ 967,383
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)  Security collateralized by an amount sufficient to pay interest and principal.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 81.7% AAA, AA, A 70.9%
Baa 1.6% BBB  1.9%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 1.1%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Education   29.9%
General Obligation   23.1
Escrowed/Pre-Refunded   13.8
Electric Revenue   10.8
Others (individually less than 10%)   22.4
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $955,873,000. Net unrealized appreci-ation aggregated $11,510,000, of which $13,506,000 related to appreciated investment securities and $1,996,000 related to depreciated investment securities.
At August 31, 1995, the fund had a capital loss carryforward of approximately $5,803,000 all of which will expire on August 31, 2003.
The fund has elected to defer to its fiscal year ending August 31, 1996 approximately $4,912,000 of losses recognized during the period November 1, 1994 to August 31, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1995

5.ASSETS                                                    6.         7.

8.Investment in securities, at value (cost $955,851) -      9.         $ 967,383
See accompanying schedule

10.Cash                                                     11.         1,104


12.Receivable for investments sold                          13.         16,896

14.Interest receivable                                      15.         12,113

16. 17.TOTAL ASSETS                                         18.         997,496

19.LIABILITIES                                              20.        21.

22.Payable for investments purchased                        $ 25,166   23.
Regular delivery

24. Delayed delivery                                         62,572    25.

26.Distributions payable                                     501       27.

28.Accrued management fee                                    420       29.

30. 31.TOTAL LIABILITIES                                    32.         88,659

33.34.NET ASSETS                                            35.        $ 908,837

36.Net Assets consist of:                                   37.        38.

39.Paid in capital                                          40.        $ 909,072

41.Accumulated undistributed net realized gain (loss) on    42.         (11,767)
investments

43.Net unrealized appreciation (depreciation) on            44.         11,532
investments

45.46.NET ASSETS, for 91,066 shares outstanding             47.        $ 908,837

48.49.NET ASSET VALUE, offering price and redemption        50.         $9.98
price per share ($908,837 (divided by) 91,066 shares)



STATEMENT OF OPERATIONS
 YEAR ENDED AUGUST 31, 1995

51.52.INTEREST INCOME                                      53.        $ 47,137

54.EXPENSES                                                55.        56.

57.Management fee                                          $ 5,253    58.

59.Non-interested trustees' compensation                    5         60.

61. 62.TOTAL EXPENSES                                      63.         5,258

64.65.NET INTEREST INCOME                                  66.         41,879

67.REALIZED AND UNREALIZED GAIN (LOSS)                     69.        70.
68.Net realized gain (loss) on:

71. Investment securities                                   (4,017)   72.

73. Futures contracts                                       (2,540)    (6,557)

74.Change in net unrealized appreciation (depreciation)    75.         15,567
on investment securities

76.77.NET GAIN (LOSS)                                      78.         9,010

79.80.NET INCREASE (DECREASE) IN NET ASSETS                81.        $ 50,889
RESULTING
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED    YEAR ENDED
                                                            AUGUST 31,    AUGUST 31,
                                                            1995          1994

82.INCREASE (DECREASE) IN NET ASSETS

83.Operations                                               $ 41,879      $ 49,446
Net interest income

84. Net realized gain (loss)                                 (6,557)       (3,465)

85. Change in net unrealized appreciation (depreciation)     15,567        (27,205)

86. 87.NET INCREASE (DECREASE) IN NET ASSETS                 50,889        18,776
RESULTING
FROM OPERATIONS

88.Distributions to shareholders                             (41,879)      (49,456)
From net interest income

89. In excess of net realized gain                           -             (1,110)

90. 91.TOTAL DISTRIBUTIONS                                   (41,879)      (50,566)

92.Share transactions                                        358,751       1,202,475
Net proceeds from sales of shares

93. Reinvestment of distributions                            36,316        43,957

94. Cost of shares redeemed                                  (577,976)     (1,098,806)

95.96.                                                       (182,909)     147,626
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

97.  98.TOTAL INCREASE (DECREASE) IN NET ASSETS              (173,899)     115,836

99.NET ASSETS                                               100.          101.

102. Beginning of period                                     1,082,736     966,900

103. End of period                                          $ 908,837     $ 1,082,736

104.OTHER INFORMATION                                       106.          107.
105.Shares

108. Sold                                                    36,591        120,280

109. Issued in reinvestment of distributions                 3,705         4,418

110. Redeemed                                                (59,215)      (110,516)

111. Net increase (decrease)                                 (18,919)      14,182


FINANCIAL HIGHLIGHTS

112.   YEARS ENDED AUGUST          EIGHT        YEARS ENDED DECEMBER 31,
       31,                         MONTHS
                                   ENDED
                                   AUGUST 31,



113.                               1995      1994 D     1993       1992      1991      1990

114.SELECTED PER-SHARE DATA

115.Net asset value,               $ 9.840   $ 10.090   $ 9.880    $ 9.780   $ 9.520   $ 9.490
beginning of period

116.Income from                     .429      .443       .303       .490      .559      .562
Investment Operations
Net interest income

117. Net realized and               .140      (.240)     .210       .100      .260      .030
 unrealized gain (loss)

118. Total from                     .569      .203       .513       .590      .819      .592
investment
 operations

119.Less Distributions              (.429)    (.443)     (.303)     (.490)    (.559)    (.562)
From net interest
income

120. In excess of net               -         (.010)     -          -         -         -
realized
 gain on investments

121. Total distributions            (.429)    (.453)     (.303)     (.490)    (.559)    (.562)

122.Net asset value, end           $ 9.980   $ 9.840    $ 10.090   $ 9.880   $ 9.780   $ 9.520
of period

123.TOTAL RETURN B, C               5.95%     2.05%      5.25%      6.18%     8.85%     6.42%

124.RATIOS AND SUPPLEMENTAL DATA

125.Net assets, end of             $ 909     $ 1,083    $ 967      $ 659     $ 244     $ 59
period
(in millions)

126.Ratio of expenses to            .55%      .47%       .55%       .55%      .55%      .60%
average net assets                                      A

127.Ratio of expenses to            .55%      .55%       .55%       .55%      .75%      .89%
average net assets                                      A
before expense
reductions

128.Ratio of net interest           4.38%     4.45%      4.55%      4.95%     5.68%     5.90%
income to average net                                   A
assets

129.Portfolio turnover              51%       44%        56%        28%       59%       75%
rate                                                    A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION
OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT
CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Intermediate Municipal Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, and losses deferred due to wash sales, futures and options, and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED.
temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS.
The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $485,709,000 and $613,380,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $160,026,000 and $160,731,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED.
exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .55% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $19,000 for the period.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that no payments were made to third parties under the Plan during the period. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust and the Shareholders of Spartan Short-Intermediate
Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust: Spartan Short-Intermediate Municipal Fund, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eight month period ended August 31, 1993, and for each of the three years in the period ended December 31, 1992. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Spartan Short-Intermediate Municipal Fund as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eight month period ended August 31, 1993, and for each of the three years in the period ended December 31, 1992, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
October 2, 1995
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Norman Lind, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Service Co.
Boston, MA
UMB Bank, n.a.
Kansas City, MO
(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAX-FREE BOND FUNDS
Aggressive Tax-Free
California Tax-Free High Yield
California Tax-Free Insured
High Yield Tax-Free
Insured Tax-Free
Limited Term Municipals
Massachusetts Tax-Free High Yield
Michigan Tax-Free High Yield
Minnesota Tax-Free
Municipal Bond
New York Tax-Free High Yield
New York Tax-Free Insured
Ohio Tax-Free High Yield
Spartan Aggressive Municipal
(registered trademark)
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal High Yield
Spartan Connecticut Municipal High Yield
Spartan Florida Municipal Income
Spartan Intermediate Municipal
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal High Yield
Spartan New York Intermediate Municipal
Spartan New York Municipal High Yield
Spartan Pennsylvania Municipal High Yield
Spartan Short-Intermediate Municipal
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE